1

Wilmington Large-Cap Strategy Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 9.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%

AT&T, Inc.	134,802	$4,590,008

CenturyLink, Inc.	19,585	236,783

Verizon Communications, Inc.	77,600	4,288,952

Zayo Group Holdings, Inc.*	3,400	114,682

		$9,230,425

ENTERTAINMENT – 1.9%

Activision Blizzard, Inc.	14,670	715,016

Cinemark Holdings, Inc.	800	31,936

Electronic Arts, Inc.*	5,810	537,425

Liberty Media Corp. - Liberty Formula One, Class A*	1,710	64,091

Liberty Media Corp. - Liberty Formula One, Class C*	4,000	157,520

Live Nation Entertainment, Inc.*	3,570	257,254

Madison Square Garden Co., Class A (The)*	529	153,431

Netflix, Inc.*	8,000	2,583,920

Spotify Technology SA*	1,900	294,386

Take-Two Interactive Software, Inc.*	1,800	220,536

Viacom, Inc., Class B	6,400	194,240

Walt Disney Co. (The)	33,332	4,766,809

World Wrestling Entertainment, Inc., Class A	700	50,946

Zynga, Inc., Class A*	17,600	112,288

		$10,139,798

INTERACTIVE MEDIA & SERVICES – 4.6%

Alphabet, Inc., Class A*	5,595	6,815,829

Alphabet, Inc., Class C*	5,729	6,970,360

Facebook, Inc., Class A*	45,780	8,891,849

IAC*	1,300	310,765

Match Group, Inc.#	1,500	112,935

TripAdvisor, Inc.*	2,200	97,130

Twitter, Inc.*	13,510	571,608

Zillow Group, Inc., Class A*	1,200	59,808

Zillow Group, Inc., Class C#,*	2,200	109,912

		$23,940,196

MEDIA – 1.5%

Altice USA, Inc., Class A*	3,700	95,497

AMC Networks, Inc., Class A*	1,685	89,945

Cable One, Inc.	140	170,352

Description	Number of Shares	Value

CBS Corp., Class B	7,330	$377,568

Charter Communications, Inc., Class A*	3,402	1,311,063

Comcast Corp., Class A	85,700	3,699,669

Discovery, Inc., Class C*	8,700	245,688

DISH Network Corp., Class A*	5,380	182,167

Fox Corp., Class A	2,876	107,332

GCI Liberty, Inc., Class A*	2,461	146,996

Interpublic Group of Cos., Inc. (The)	6,020	137,978

John Wiley & Sons, Inc., Class A	200	9,102

Liberty Broadband Corp., Class A*	1,735	170,360

Liberty Broadband Corp., Class C*	571	56,820

Liberty Media Corp. - Liberty SiriusXM, Class A*	843	35,094

Liberty Media Corp. - Liberty SiriusXM, Class C*	3,786	158,482

New York Times Co., Class A (The)	1,700	60,656

News Corp., Class A	11,057	145,510

News Corp., Class B	300	4,038

Nexstar Media Group, Inc., Class A	400	40,708

Omnicom Group, Inc.	5,490	440,408

Sinclair Broadcast Group, Inc., Class A	2,000	100,500

Sirius XM Holdings, Inc.#	34,040	213,090

Tribune Media Co., Class A	1,100	51,117

		$8,050,140

WIRELESS TELECOMMUNICATION SERVICES – 0.1%

Sprint Corp.*	9,350	68,535

T-Mobile US, Inc.*	6,100	486,353

		$554,888

TOTAL COMMUNICATION SERVICES		$51,915,447

CONSUMER DISCRETIONARY – 10.3%

AUTO COMPONENTS – 0.2%

Adient PLC	2,100	49,875

Aptiv PLC	4,450	390,042

BorgWarner, Inc.	4,380	165,564

Garrett Motion, Inc.*	1,577	22,346

Gentex Corp.	4,680	128,326

Goodyear Tire & Rubber Co. (The)	2,750	37,758

Lear Corp.	1,700	215,526

Visteon Corp.#,*	1,500	98,820

		$1,108,257

July 31, 2019 (unaudited)

2	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

AUTOMOBILES – 0.5%

Ford Motor Co.	72,600	$691,878

General Motors Co.	26,900	1,085,146

Harley-Davidson, Inc.	3,970	142,047

Tesla, Inc.#,*	2,518	608,374

		$2,527,445

DISTRIBUTORS – 0.1%

Genuine Parts Co.	3,520	341,862

LKQ Corp.*	3,480	93,716

Pool Corp.	200	37,874

		$473,452

DIVERSIFIED CONSUMER SERVICES – 0.1%

Bright Horizons Family Solutions, Inc.*	400	60,828

frontdoor, Inc.*	1,100	50,204

Graham Holdings Co., Class B	140	103,982

Grand Canyon Education, Inc.*	900	97,893

H&R Block, Inc.	2,900	80,301

Service Corp. International	4,170	192,404

ServiceMaster Global Holdings, Inc.*	2,280	121,364

		$706,976

HOTELS, RESTAURANTS & LEISURE – 2.2%

Aramark	2,600	94,094

Caesars Entertainment Corp.*	11,600	137,344

Carnival Corp.	6,200	292,826

Chipotle Mexican Grill, Inc.*	500	397,765

Choice Hotels International, Inc.	910	78,087

Darden Restaurants, Inc.	1,640	199,358

Domino’s Pizza, Inc.	900	220,077

Dunkin’ Brands Group, Inc.	2,100	168,336

Extended Stay America, Inc.	3,900	65,208

Hilton Grand Vacations, Inc.*	336	10,987

Hilton Worldwide Holdings, Inc.	5,053	487,867

Hyatt Hotels Corp., Class A	1,500	116,025

International Game Technology#	1,173	15,660

Las Vegas Sands Corp.	7,420	448,465

Marriott International, Inc., Class A	5,536	769,836

McDonald’s Corp.	14,749	3,107,909

MGM Resorts International	10,310	309,506

Norwegian Cruise Line Holdings Ltd.*	3,360	166,118

Restaurant Brands International LP	47	3,470

Royal Caribbean Cruises Ltd.	3,380	393,229

Six Flags Entertainment Corp.	1,700	89,811

Starbucks Corp.	22,690	2,148,516

Vail Resorts, Inc.	800	197,216

Wendy’s Co. (The)	200	3,638

Wyndham Destinations, Inc.	2,160	101,650

Description	Number of Shares	Value

Wyndham Hotels & Resorts, Inc.	2,160	$122,148

Wynn Resorts Ltd.	2,200	286,154

Yum China Holdings, Inc.	7,150	325,325

Yum! Brands, Inc.	6,550	737,006

		$11,493,631

HOUSEHOLD DURABLES – 0.3%

DR Horton, Inc.	5,070	232,865

Garmin Ltd.	1,690	132,817

Leggett & Platt, Inc.	3,670	146,690

Lennar Corp., Class A	2,610	124,158

Lennar Corp., Class B	1,276	48,488

Mohawk Industries, Inc.*	1,100	137,159

Newell Brands, Inc.	9,169	130,108

NVR, Inc.*	30	100,324

PulteGroup, Inc.	6,190	195,047

Roku, Inc.*	1,200	123,996

Tempur Sealy International, Inc.*	1,000	80,220

Toll Brothers, Inc.	3,250	116,902

Whirlpool Corp.	950	138,206

		$1,706,980

INTERNET & CATALOG RETAIL – 3.4%

Amazon.com, Inc.*	7,860	14,672,891

Booking Holdings, Inc.*	830	1,565,886

eBay, Inc.	17,490	720,413

Etsy, Inc.*	800	53,616

Expedia Group, Inc.	2,352	312,204

GrubHub, Inc.#,*	1,900	128,497

Qurate Retail, Inc.*	6,850	96,859

Wayfair, Inc., Class A*	1,100	144,276

		$17,694,642

LEISURE EQUIPMENT & PRODUCTS – 0.1%

Brunswick Corp.	1,100	54,076

Hasbro, Inc.	2,390	289,572

Mattel, Inc.#,*	5,050	73,730

Polaris, Inc.	1,500	142,005

		$559,383

MULTILINE RETAIL – 0.4%

Dollar General Corp.	5,200	696,904

Dollar Tree, Inc.*	4,662	474,359

Kohl’s Corp.	2,910	156,733

Macy’s, Inc.	6,380	145,017

Nordstrom, Inc.#	2,080	68,869

Target Corp.	9,060	782,784

		$2,324,666

SPECIALTY RETAIL – 2.3%

Advance Auto Parts, Inc.	1,450	218,428

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

AutoNation, Inc.*	480	$23,366

AutoZone, Inc.*	460	516,598

Best Buy Co., Inc.	4,780	365,813

Burlington Stores, Inc.*	1,300	234,975

CarMax, Inc.*	3,100	272,056

Floor & Decor Holdings, Inc., Class A#,*	700	27,405

Foot Locker, Inc.	2,410	98,955

Gap, Inc. (The)	3,500	68,250

Home Depot, Inc. (The)	21,550	4,605,020

L Brands, Inc.	4,110	106,655

Lowe’s Cos., Inc.	15,500	1,571,700

O’Reilly Automotive, Inc.*	1,400	533,064

Ross Stores, Inc.	7,640	810,069

Tiffany & Co.	2,450	230,104

TJX Cos., Inc. (The)	24,580	1,341,085

Tractor Supply Co.	2,100	228,501

Ulta Beauty, Inc.*	1,100	384,175

Urban Outfitters, Inc.*	2,800	66,668

Williams-Sonoma, Inc.	1,040	69,347

		$11,772,234

TEXTILES, APPAREL & LUXURY GOODS – 0.7%

Capri Holdings Ltd*	2,900	103,211

Carter’s, Inc.	1,400	130,228

Hanesbrands, Inc.	6,100	98,149

Kontoor Brands, Inc.*	864	25,341

Lululemon Athletica, Inc.*	1,600	305,744

NIKE, Inc., Class B	23,740	2,042,352

PVH Corp.	1,080	96,034

Ralph Lauren Corp.	700	72,961

Skechers U.S.A., Inc., Class A*	1,700	64,498

Tapestry, Inc.	5,110	158,052

Under Armour, Inc., Class A*	4,600	106,122

Under Armour, Inc., Class C*	3,522	71,637

VF Corp.	6,050	528,709

		$3,803,038

TOTAL CONSUMER DISCRETIONARY		$54,170,704

CONSUMER STAPLES – 6.7%

BEVERAGES – 1.7%

Brown-Forman Corp., Class A	1,100	58,696

Brown-Forman Corp., Class B	4,525	248,015

Coca-Cola Co. (The)	74,900	3,941,987

Constellation Brands, Inc., Class A	2,700	531,414

Keurig Dr. Pepper, Inc.	2,200	61,908

Molson Coors Brewing Co., Class B	2,700	145,773

Monster Beverage Corp.*	7,900	509,313

Description	Number of Shares	Value

PepsiCo., Inc.	27,100	$3,463,651

		$8,960,757

FOOD & STAPLES RETAILING – 1.3%

Casey’s General Stores, Inc.	300	48,573

Costco Wholesale Corp.	8,200	2,260,166

Kroger Co. (The)	12,600	266,616

Sprouts Farmers Market, Inc.*	600	10,158

Sysco Corp.	8,500	582,845

U.S. Foods Holding Corp.*	2,800	99,036

Walgreens Boots Alliance, Inc.	12,600	686,574

Walmart, Inc.	26,600	2,936,108

		$6,890,076

FOOD PRODUCTS – 1.1%

Archer-Daniels-Midland Co.	11,900	488,852

Bunge Ltd.	3,300	192,819

Campbell Soup Co.	4,400	181,896

Conagra Brands, Inc.	9,800	282,926

Flowers Foods, Inc.	4,200	99,540

General Mills, Inc.	9,800	520,478

Hain Celestial Group, Inc. (The)*	2,200	47,894

Hershey Co. (The)	2,900	440,046

Hormel Foods Corp.#	5,900	241,841

Ingredion, Inc.	1,200	92,748

JM Smucker Co. (The)	2,000	222,380

Kellogg Co.	3,800	221,236

Kraft Heinz Co. (The)	11,900	380,919

Lamb Weston Holdings, Inc.	2,900	194,648

McCormick & Co., Inc.	2,100	332,934

Mondelez International, Inc., Class A	24,900	1,331,901

Pilgrim’s Pride Corp.*	1,000	27,060

Post Holdings, Inc.*	1,000	107,220

TreeHouse Foods, Inc.*	1,500	89,010

Tyson Foods, Inc., Class A	5,800	461,100

		$5,957,448

HOUSEHOLD PRODUCTS – 1.7%

Church & Dwight Co., Inc.	4,400	331,936

Clorox Co. (The)	2,500	406,500

Colgate-Palmolive Co.	17,100	1,226,754

Energizer Holdings, Inc.#	1,400	58,912

Kimberly-Clark Corp.	6,500	881,725

Procter & Gamble Co. (The)	47,800	5,642,312

Spectrum Brands Holdings, Inc.	700	35,077

		$8,583,216

PERSONAL PRODUCTS – 0.2%

Coty, Inc., Class A	7,400	80,734

July 31, 2019 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Estee Lauder Cos., Inc., Class A (The)	3,900	$718,341

Herbalife Nutrition Ltd.*	1,700	69,734

Nu Skin Enterprises, Inc., Class A	1,100	43,978

		$912,787

TOBACCO – 0.7%

Altria Group, Inc.	32,000	1,506,240

Philip Morris International, Inc.	27,600	2,307,636

		$3,813,876

TOTAL CONSUMER STAPLES		$35,118,160

ENERGY – 4.5%

ENERGY EQUIPMENT & SERVICES – 0.4%

Apergy Corp.*	2,080	67,662

Baker Hughes a GE Co.	8,700	220,893

Halliburton Co.	15,990	367,770

Helmerich & Payne, Inc.	2,260	112,277

Nabors Industries Ltd.	13,500	39,960

National Oilwell Varco, Inc.	6,205	147,803

Patterson-UTI Energy, Inc.	4,200	48,846

Schlumberger Ltd.	22,746	909,158

Transocean Ltd.*	12,600	76,608

		$1,990,977

OIL, GAS & CONSUMABLE FUELS – 4.1%

Anadarko Petroleum Corp.	9,750	718,185

Antero Resources Corp.#,*	7,400	34,114

Apache Corp.	6,940	169,475

Cabot Oil & Gas Corp.	8,700	166,692

Centennial Resource Development, Inc.,

Class A#,*	5,900	35,105

Cheniere Energy, Inc.*	4,830	314,675

Chesapeake Energy Corp.#,*	20,500	37,105

Chevron Corp.	35,620	4,385,178

Cimarex Energy Co.	1,600	81,072

CNX Resources Corp.*	4,800	39,456

Concho Resources, Inc.	3,400	332,112

ConocoPhillips	21,460	1,267,857

Continental Resources, Inc.*	2,220	82,517

Devon Energy Corp.	8,180	220,860

Diamondback Energy, Inc.	2,997	309,980

EOG Resources, Inc.	11,480	985,558

EQT Corp.	5,126	77,454

Equitrans Midstream Corp.	1,860	30,857

Extraction Oil & Gas, Inc.#,*	5,100	18,921

Exxon Mobil Corp.	79,093	5,881,355

Hess Corp.	4,290	278,164

HollyFrontier Corp.	3,440	171,209

Kinder Morgan, Inc.	35,955	741,392

Description	Number of Shares	Value

Kosmos Energy Ltd.	700	$4,207

Marathon Oil Corp.	16,430	231,170

Marathon Petroleum Corp.	12,500	704,875

Murphy Oil Corp.	3,500	84,140

Noble Energy, Inc.	6,520	143,962

Occidental Petroleum Corp.	13,800	708,768

ONEOK, Inc.	6,760	473,741

Parsley Energy, Inc., Class A*	4,700	77,973

PBF Energy, Inc., Class A	3,000	83,790

Phillips 66	8,890	911,758

Pioneer Natural Resources Co.	3,450	476,238

QEP Resources, Inc.*	2,000	9,900

Range Resources Corp.#	5,500	31,295

SM Energy Co.	1,350	13,459

Targa Resources Corp.	4,300	167,313

Valero Energy Corp.	8,520	726,330

Williams Cos., Inc. (The)	22,070	543,805

WPX Energy, Inc.*	7,217	75,345

		$21,847,362

TOTAL ENERGY		$23,838,339

FINANCIALS – 13.3%

CAPITAL MARKETS – 2.7%

Affiliated Managers Group, Inc.	1,270	108,953

Ameriprise Financial, Inc.	2,940	427,799

Bank of New York Mellon Corp. (The)	14,520	681,278

BlackRock, Inc.	2,460	1,150,493

Cboe Global Markets, Inc.	2,500	273,275

Charles Schwab Corp. (The)	22,650	978,933

CME Group, Inc.	6,900	1,341,498

E*TRADE Financial Corp.	6,000	292,740

Eaton Vance Corp.	270	12,015

Evercore, Inc., Class A	800	69,096

FactSet Research Systems, Inc.	840	232,932

Franklin Resources, Inc.	4,520	147,488

Goldman Sachs Group, Inc. (The)	6,440	1,417,637

Interactive Brokers Group, Inc., Class A	1,300	66,638

Intercontinental Exchange, Inc.	11,790	1,035,869

Invesco Ltd.	5,220	100,172

Lazard Ltd., Class A	1,600	61,936

Legg Mason, Inc.	210	7,909

LPL Financial Holdings, Inc.	1,500	125,805

MarketAxess Holdings, Inc.	600	202,224

Moody’s Corp.	3,440	737,330

Morgan Stanley	24,146	1,075,946

Morningstar, Inc.	700	106,386

MSCI, Inc.	1,920	436,301

Nasdaq, Inc.	2,930	282,364

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Northern Trust Corp.	3,280	$321,440

Raymond James Financial, Inc.	2,710	218,616

S&P Global, Inc.	4,990	1,222,300

SEI Investments Co.	2,840	169,236

State Street Corp.	4,470	259,662

T. Rowe Price Group, Inc.	3,680	417,275

TD Ameritrade Holding Corp.	3,450	176,295

		$14,157,841

COMMERCIAL BANKS – 1.7%

Associated Banc-Corp.	6,885	149,198

Bank of Hawaii Corp.	670	57,118

BB&T Corp.	16,690	860,036

BOK Financial Corp.	820	68,618

CIT Group, Inc.	300	15,165

Citizens Financial Group, Inc.	11,650	434,079

Commerce Bancshares, Inc.	955	58,093

Cullen/Frost Bankers, Inc.	1,440	136,714

East West Bancorp, Inc.	2,500	120,025

Fifth Third Bancorp	17,850	529,967

First Citizens BancShares, Inc., Class A	200	93,404

First Horizon National Corp.	6,334	103,878

First Republic Bank	4,500	447,120

Huntington Bancshares, Inc.	16,541	235,709

KeyCorp	19,044	349,838

M&T Bank Corp.§	1,610	264,443

PacWest Bancorp	1,239	47,863

Pinnacle Financial Partners, Inc.	900	54,666

PNC Financial Services Group, Inc. (The)	9,460	1,351,834

Popular, Inc.	1,600	92,096

Prosperity Bancshares, Inc.	200	13,878

Regions Financial Corp.	23,356	372,061

Signature Bank	1,000	127,460

SunTrust Banks, Inc.	10,180	677,988

SVB Financial Group*	1,200	278,364

Synovus Financial Corp.	1,694	64,660

TCF Financial Corp.	710	15,180

U.S. Bancorp	27,270	1,558,480

Zions Bancorp NA	3,590	161,801

		$8,739,736

CONSUMER FINANCE – 0.7%

Ally Financial, Inc.	5,400	177,714

American Express Co.	13,440	1,671,533

Capital One Financial Corp.	8,100	748,602

Credit Acceptance Corp.*	250	119,508

Discover Financial Services	6,480	581,515

Navient Corp.	5,160	73,014

OneMain Holdings, Inc.	500	20,725

Description	Number of Shares	Value

SLM Corp.	5,760	$52,474

Synchrony Financial	9,600	344,448

		$3,789,533

DIVERSIFIED FINANCIAL SERVICES – 5.2%

AXA Equitable Holdings, Inc.	2,600	58,448

Bank of America Corp.	167,550	5,140,434

Berkshire Hathaway, Inc., Class B*	36,496	7,497,373

Citigroup, Inc.	45,782	3,257,847

Comerica, Inc.	4,130	302,316

Jefferies Financial Group, Inc.	3,010	64,203

JPMorgan Chase & Co.	61,520	7,136,320

Voya Financial, Inc.	1,800	101,106

Wells Fargo & Co.	73,475	3,556,925

		$27,114,972

INSURANCE – 2.9%

Aflac, Inc.	16,600	873,824

Alleghany Corp.*	156	106,974

Allstate Corp. (The)	6,980	749,652

American Financial Group, Inc.	1,600	163,808

American International Group, Inc.	15,680	877,923

Aon PLC	5,300	1,003,025

Arch Capital Group Ltd.	7,170	277,407

Arthur J Gallagher & Co.	4,480	405,126

Assurant, Inc.	1,130	128,097

Assured Guaranty Ltd.	3,550	155,099

Athene Holding Ltd., Class A*	1,100	44,946

Axis Capital Holdings Ltd.	3,280	208,838

Brighthouse Financial, Inc.*	2,600	101,842

Brown & Brown, Inc.	6,840	245,761

Chubb Ltd.	9,647	1,474,447

Cincinnati Financial Corp.	3,806	408,498

CNA Financial Corp.	1,050	50,285

Erie Indemnity Co., Class A	670	149,256

Everest Re Group Ltd.	870	214,577

Fidelity National Financial, Inc.	5,341	229,022

Hanover Insurance Group, Inc. (The)	1,100	142,681

Hartford Financial Services Group, Inc. (The)	4,390	252,996

Lincoln National Corp.	4,770	311,672

Loews Corp.	5,050	270,377

Markel Corp.*	180	200,507

Marsh & McLennan Cos., Inc.	10,390	1,026,532

MetLife, Inc.	14,451	714,168

Old Republic International Corp.	1,900	43,339

Principal Financial Group, Inc.	4,390	254,796

Progressive Corp. (The)	12,030	974,189

Prudential Financial, Inc.	9,130	924,960

July 31, 2019 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Reinsurance Group of America, Inc.	1,690	$263,505

RenaissanceRe Holdings Ltd.	20	3,623

Torchmark Corp.	1,695	154,787

Travelers Cos., Inc. (The)	5,880	862,126

Unum Group	2,110	67,414

White Mountains Insurance Group Ltd.	160	172,160

Willis Towers Watson PLC	2,600	507,572

WR Berkley Corp.	4,970	344,868

		$15,360,679

MORTGAGE REAL ESTATE INVESTMENT TRUSTS – 0.1%

AGNC Investment Corp.	4,930	84,500

Annaly Capital Management, Inc.	11,380	108,679

Chimera Investment Corp.	6,840	131,875

MFA Financial, Inc.	13,800	99,084

Starwood Property Trust, Inc.	5,200	120,796

		$544,934

THRIFTS & MORTGAGE FINANCE – 0.0%**

TFS Financial Corp.	150	2,694

TOTAL FINANCIALS		$69,710,389

HEALTH CARE – 13.4%

BIOTECHNOLOGY – 2.2%

AbbVie, Inc.	28,778	1,917,190

Agios Pharmaceuticals, Inc.#,*	900	43,299

Alexion Pharmaceuticals, Inc.*	3,690	418,040

Alkermes PLC*	3,100	71,796

Alnylam Pharmaceuticals, Inc.*	1,700	131,903

Amgen, Inc.	11,864	2,213,585

Biogen, Inc.*	3,700	879,934

BioMarin Pharmaceutical, Inc.*	2,800	222,096

Bluebird Bio, Inc.*	700	91,861

Celgene Corp.*	13,166	1,209,429

Exact Sciences Corp.*	2,400	276,264

Exelixis, Inc.*	6,300	134,001

Gilead Sciences, Inc.	23,944	1,568,811

Incyte Corp.*	3,260	276,839

Ionis Pharmaceuticals, Inc.*	2,800	184,408

Neurocrine Biosciences, Inc.*	1,900	183,141

Regeneron Pharmaceuticals, Inc.*	1,300	396,188

Sage Therapeutics, Inc.*	900	144,306

Sarepta Therapeutics, Inc.*	800	119,080

Seattle Genetics, Inc.*	1,100	83,281

United Therapeutics Corp.*	1,140	90,334

Vertex Pharmaceuticals, Inc.*	4,743	790,279

		$11,446,065

HEALTH CARE EQUIPMENT & SUPPLIES – 3.5%

Abbott Laboratories	32,345	2,817,249

Description	Number of Shares	Value

ABIOMED, Inc.*	800	$222,848

Align Technology, Inc.*	1,560	326,165

Baxter International, Inc.	10,630	892,601

Becton Dickinson & Co.	5,334	1,348,435

Boston Scientific Corp.*	26,700	1,133,682

Cantel Medical Corp.	100	9,228

Cooper Cos., Inc. (The)	1,050	354,270

Danaher Corp.	12,080	1,697,240

DENTSPLY SIRONA, Inc.	5,179	281,997

DexCom, Inc.*	1,900	298,053

Edwards Lifesciences Corp.*	3,972	845,440

Hill-Rom Holdings, Inc.	1,560	166,358

Hologic, Inc.*	6,740	345,425

ICU Medical, Inc.*	200	50,888

IDEXX Laboratories, Inc.*	1,580	445,639

Insulet Corp.*	1,000	122,940

Integra LifeSciences Holdings Corp.*	1,100	69,729

Intuitive Surgical, Inc.*	2,200	1,142,922

Masimo Corp.*	600	94,710

Medtronic PLC	24,826	2,530,762

Penumbra, Inc.#,*	700	117,320

ResMed, Inc.	2,820	362,934

STERIS PLC	700	104,202

Stryker Corp.	6,800	1,426,504

Teleflex, Inc.	960	326,150

Varian Medical Systems, Inc.*	2,250	264,082

West Pharmaceutical Services, Inc.	200	27,454

Zimmer Biomet Holdings, Inc.	2,810	379,715

		$18,204,942

HEALTH CARE PROVIDERS & SERVICES – 2.5%

Acadia Healthcare Co., Inc.#,*	1,800	57,492

AmerisourceBergen Corp.	3,270	284,981

Anthem, Inc.	5,210	1,534,918

Cardinal Health, Inc.	4,120	188,408

Centene Corp.*	8,264	430,472

Chemed Corp.	400	162,156

Cigna Corp.	6,992	1,188,081

Covetrus, Inc.#,*	1,808	42,795

CVS Health Corp.	22,071	1,233,107

DaVita, Inc.*	2,788	166,862

Encompass Health Corp.	1,200	76,608

HCA Healthcare, Inc.	5,400	720,954

Henry Schein, Inc.*	3,320	220,913

Humana, Inc.	2,630	780,453

Laboratory Corp. of America Holdings*	1,857	311,085

McKesson Corp.	4,100	569,695

MEDNAX, Inc.*	1,940	47,666

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Molina Healthcare, Inc.*	900	$119,502

Quest Diagnostics, Inc.	3,150	321,552

UnitedHealth Group, Inc.	17,920	4,462,259

Universal Health Services, Inc., Class B	1,980	298,703

WellCare Health Plans, Inc.*	800	229,800

		$13,448,462

HEALTH CARE TECHNOLOGY – 0.2%

Cerner Corp.	7,040	504,416

Veeva Systems, Inc., Class A*	2,320	384,888

		$889,304

LIFE SCIENCES TOOLS & SERVICES – 1.1%

Agilent Technologies, Inc.	7,490	519,881

Bio-Rad Laboratories, Inc., Class A*	490	154,301

Bio-Techne Corp.	100	21,015

Bruker Corp.	1,800	86,130

Charles River Laboratories

International, Inc.*	1,420	191,047

Illumina, Inc.*	2,640	790,363

IQVIA Holdings, Inc.*	3,180	506,161

Mettler-Toledo International, Inc.*	520	393,510

PerkinElmer, Inc.	2,870	247,164

PRA Health Sciences, Inc.*	1,000	99,910

QIAGEN NV*	2,600	98,072

Thermo Fisher Scientific, Inc.	7,620	2,115,922

Waters Corp.*	1,710	360,058

		$5,583,534

PHARMACEUTICALS – 3.9%

Allergan PLC	6,385	1,024,792

Bristol-Myers Squibb Co.	27,860	1,237,263

Catalent, Inc.*	2,900	163,821

Elanco Animal Health, Inc.*	4,700	154,912

Eli Lilly & Co.	16,530	1,800,944

Jazz Pharmaceuticals PLC*	800	111,504

Johnson & Johnson	49,000	6,380,780

Merck & Co., Inc.	49,366	4,096,884

Mylan NV*	7,930	165,737

Nektar Therapeutics*	2,400	68,304

Perrigo Co. PLC	2,200	118,822

Pfizer, Inc.	108,103	4,198,721

Zoetis, Inc.	9,481	1,089,272

		$20,611,756

TOTAL HEALTH CARE		$70,184,063

INDUSTRIALS – 9.8%

AEROSPACE & DEFENSE – 2.4%

Arconic, Inc.	6,766	169,421

Description	Number of Shares	Value

Boeing Co. (The)	9,940	$3,391,329

BWX Technologies, Inc.#	1,640	88,412

General Dynamics Corp.	4,030	749,338

HEICO Corp.#	1,200	164,100

HEICO Corp., Class A	1,952	205,721

Hexcel Corp.	2,400	196,224

Huntington Ingalls Industries, Inc.	1,145	261,404

L3Harris Technologies, Inc.	4,782	992,743

Lockheed Martin Corp.	4,750	1,720,307

Northrop Grumman Corp.	3,070	1,060,900

Raytheon Co.	5,720	1,042,699

Spirit AeroSystems Holdings, Inc., Class A	1,940	149,070

Teledyne Technologies, Inc.*	200	58,256

Textron, Inc.	3,270	161,211

TransDigm Group, Inc.*	890	432,042

United Technologies Corp.	14,550	1,943,880

		$12,787,057

AIR FREIGHT & LOGISTICS – 0.5%

C.H. Robinson Worldwide, Inc.	1,784	149,374

Expeditors International of Washington, Inc.	2,580	196,983

FedEx Corp.	4,360	743,511

United Parcel Service, Inc., Class B	13,330	1,592,535

XPO Logistics, Inc.*	1,400	94,472

		$2,776,875

AIRLINES – 0.4%

Alaska Air Group, Inc.	1,800	114,048

American Airlines Group, Inc.	7,200	219,672

Copa Holdings SA, Class A	500	50,550

Delta Air Lines, Inc.	12,290	750,182

JetBlue Airways Corp.*	4,300	82,689

Southwest Airlines Co.	9,630	496,234

United Airlines Holdings, Inc.*	4,883	448,797

		$2,162,172

BUILDING PRODUCTS – 0.4%

A.O. Smith Corp.	3,900	177,255

Allegion PLC	2,233	231,205

Armstrong World Industries, Inc.	900	87,939

Fortune Brands Home & Security, Inc.	3,560	195,586

Johnson Controls International PLC	14,331	608,208

Lennox International, Inc.	590	151,323

Masco Corp.	7,630	311,075

Owens Corning	790	45,820

Resideo Technologies, Inc.*	2,628	49,564

		$1,857,975

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Cintas Corp.	1,920	500,045

July 31, 2019 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Clean Harbors, Inc.*	700	$54,467

Copart, Inc.*	3,800	294,614

IAA, Inc.*	900	42,075

KAR Auction Services, Inc.	900	24,066

Republic Services, Inc.	5,240	464,526

Rollins, Inc.	1,500	50,295

Stericycle, Inc.*	1,752	80,522

Waste Management, Inc.	9,040	1,057,680

		$2,568,290

CONSTRUCTION & ENGINEERING – 0.1%

AECOM*	2,200	79,090

Arcosa, Inc.	800	30,000

Fluor Corp.	3,500	113,785

Jacobs Engineering Group, Inc.	2,950	243,405

Quanta Services, Inc.	2,160	80,827

Valmont Industries, Inc.	1,060	145,856

		$692,963

ELECTRICAL EQUIPMENT – 0.5%

Acuity Brands, Inc.	800	107,376

AMETEK, Inc.	3,160	283,168

Eaton Corp. PLC	7,478	614,617

Emerson Electric Co.	10,540	683,835

Hubbell, Inc.	1,290	167,545

nVent Electric PLC	3,816	94,599

Rockwell Automation, Inc.	2,320	373,010

Sensata Technologies Holding PLC*	2,000	94,860

		$2,419,010

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%

Fortive Corp.	5,940	451,737

INDUSTRIAL CONGLOMERATES – 1.3%

3M Co.	10,860	1,897,459

Carlisle Cos., Inc.	1,290	186,031

General Electric Co.	157,020	1,640,859

Honeywell International, Inc.	13,470	2,323,036

Roper Technologies, Inc.	2,200	800,030

		$6,847,415

MACHINERY – 1.9%

AGCO Corp.	1,060	81,620

Allison Transmission Holdings, Inc.	2,000	91,900

Caterpillar, Inc.	10,700	1,408,869

Colfax Corp.#,*	2,800	77,504

Crane Co.	1,200	100,440

Cummins, Inc.	2,980	488,720

Deere & Co.	6,290	1,041,939

Description	Number of Shares	Value

Donaldson Co., Inc.	4,010	$200,300

Dover Corp.	3,660	354,471

Flowserve Corp.	1,900	95,057

Gardner Denver Holdings, Inc.*	2,600	85,722

Graco, Inc.	6,120	294,250

IDEX Corp.	2,120	356,626

Illinois Tool Works, Inc.	7,000	1,079,610

Ingersoll-Rand PLC	5,150	636,849

ITT, Inc.	2,535	158,235

Lincoln Electric Holdings, Inc.	1,900	160,588

Middleby Corp. (The)*	700	94,066

Nordson Corp.	900	127,494

Oshkosh Corp.	1,790	149,590

PACCAR, Inc.	5,290	371,041

Parker-Hannifin Corp.	2,960	518,237

Pentair PLC	1,416	54,955

Snap-on, Inc.	1,280	195,341

Stanley Black & Decker, Inc.	3,620	534,276

Terex Corp.	2,630	80,083

Timken Co. (The)	600	27,426

Toro Co. (The)	2,180	158,748

Trinity Industries, Inc.	2,400	47,040

WABCO Holdings, Inc.*	950	125,789

Wabtec Corp.	2,465	191,481

Welbilt, Inc.#,*	3,910	64,202

Woodward, Inc.	1,000	112,040

Xylem, Inc.	3,210	257,731

		$9,822,240

MARINE – 0.0%**

Kirby Corp.*	800	62,688

MATERIALS – 0.0%**

Amcor PLC*	10,200	108,120

PROFESSIONAL SERVICES – 0.4%

CoStar Group, Inc.*	800	492,320

Equifax, Inc.	2,660	369,979

IHS Markit Ltd.*	6,087	392,125

ManpowerGroup, Inc.	1,860	169,911

Nielsen Holdings PLC	5,550	128,538

Robert Half International, Inc.	1,500	90,615

TransUnion	3,300	273,207

Verisk Analytics, Inc.	2,400	364,128

		$2,280,823

ROAD & RAIL – 1.1%

CSX Corp.	14,900	1,048,960

Genesee & Wyoming, Inc., Class A*	900	98,829

JB Hunt Transport Services, Inc.	2,280	233,404

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Kansas City Southern	2,180	$269,753

Knight-Swift Transportation Holdings, Inc.	1,600	57,344

Landstar System, Inc.	990	110,157

Lyft, Inc., Class A#,*	700	42,609

Norfolk Southern Corp.	5,160	986,179

Old Dominion Freight Line, Inc.	1,400	233,772

Ryder System, Inc.	340	18,108

Schneider National, Inc., Class B	500	9,650

Union Pacific Corp.	13,770	2,477,911

		$5,586,676

TRADING COMPANIES & DISTRIBUTORS – 0.2%

Air Lease Corp.	1,300	54,327

Fastenal Co.	9,440	290,752

HD Supply Holdings, Inc.*	2,700	109,377

MSC Industrial Direct Co., Inc., Class A	1,390	98,759

United Rentals, Inc.*	1,620	205,011

Univar, Inc.*	2,400	53,088

WW Grainger, Inc.	1,040	302,671

		$1,113,985

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Macquarie Infrastructure Corp.	1,600	66,304

TOTAL INDUSTRIALS		$51,604,330

INFORMATION TECHNOLOGY – 22.2%

COMMUNICATIONS EQUIPMENT – 1.2%

Arista Networks, Inc.*	900	246,105

Ciena Corp.*	1,800	81,396

Cisco Systems, Inc.	85,950	4,761,630

CommScope Holding Co., Inc.*	1,700	24,276

EchoStar Corp., Class A*	70	3,186

F5 Networks, Inc.*	990	145,253

Juniper Networks, Inc.	6,190	167,254

Motorola Solutions, Inc.	3,430	569,243

Palo Alto Networks, Inc.*	1,690	382,853

		$6,381,196

COMPUTERS & PERIPHERALS – 3.9%

Apple, Inc.	87,660	18,675,086

Dell Technologies, Inc., Class C*	3,069	177,204

Hewlett Packard Enterprise Co.	28,990	416,586

HP, Inc.	34,390	723,566

NCR Corp.*	1,620	54,772

NetApp, Inc.	4,153	242,909

Pure Storage, Inc., Class A*	3,000	45,420

Xerox Corp.	3,500	112,350

		$20,447,893

Description	Number of Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%

Amphenol Corp., Class A	7,000	$653,240

Arrow Electronics, Inc.*	1,240	90,036

CDW Corp.	3,190	376,930

Cognex Corp.	3,800	167,238

Coherent, Inc.*	700	97,195

Corning, Inc.	17,270	531,053

Dolby Laboratories, Inc., Class A	150	10,215

FLIR Systems, Inc.	1,600	79,456

IPG Photonics Corp.*	700	91,707

Jabil, Inc.	1,700	52,496

Keysight Technologies, Inc.*	1,900	170,088

National Instruments Corp.	1,930	80,597

Trimble, Inc.*	5,380	227,359

Zebra Technologies Corp., Class A*	800	168,712

		$2,796,322

IT SERVICES – 5.7%

Accenture PLC, Class A	12,800	2,465,024

Akamai Technologies, Inc.*	3,150	277,610

Alliance Data Systems Corp.	1,290	202,427

Amdocs Ltd.	2,620	167,654

Automatic Data Processing, Inc.	8,530	1,420,416

Black Knight, Inc.*	2,037	128,983

Booz Allen Hamilton Holding Corp.	1,900	130,625

Broadridge Financial Solutions, Inc.	2,430	308,902

Cognizant Technology Solutions Corp., Class A	11,910	775,817

Conduent, Inc.*	6,200	56,420

DXC Technology Co.	5,476	305,397

EPAM Systems, Inc.*	900	174,411

Euronet Worldwide, Inc.*	1,000	155,910

Fidelity National Information Services, Inc.	11,551	1,539,151

Fiserv, Inc.*	12,110	1,276,757

FleetCor Technologies, Inc.*	1,800	511,506

Gartner, Inc.*	1,600	222,928

Genpact Ltd.	1,500	59,520

Global Payments, Inc.	3,300	554,136

GoDaddy, Inc., Class A*	1,250	91,725

International Business Machines Corp.	16,360	2,425,206

Jack Henry & Associates, Inc.	1,900	265,430

Leidos Holdings, Inc.	2,200	180,620

Mastercard, Inc., Class A	17,220	4,688,489

MongoDB, Inc.#,*	500	71,610

Okta, Inc.*	2,000	261,660

Paychex, Inc.	6,570	545,638

PayPal Holdings, Inc.*	22,665	2,502,216

Sabre Corp.	3,000	70,530

July 31, 2019 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Square, Inc., Class A*	6,100	$490,501

Switch, Inc., Class A#	500	6,785

Teradata Corp.*	870	31,859

Total System Services, Inc.	3,720	504,878

Twilio, Inc., Class A*	2,200	306,042

VeriSign, Inc.*	2,350	496,061

Visa, Inc., Class A	33,220	5,913,160

Western Union Co. (The)	1,840	38,640

WEX, Inc.*	500	109,035

		$29,733,679

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.9%

Advanced Micro Devices, Inc.*	18,800	572,460

Analog Devices, Inc.	7,952	934,042

Applied Materials, Inc.	19,380	956,791

Broadcom, Inc.	7,733	2,242,493

Cree, Inc.*	1,200	74,616

Cypress Semiconductor Corp.	8,400	192,948

First Solar, Inc.*	2,200	141,878

Intel Corp.	85,670	4,330,619

KLA Corp.	3,050	415,776

Lam Research Corp.	2,880	600,797

Marvell Technology Group Ltd.	11,453	300,756

Maxim Integrated Products, Inc.	4,120	243,863

Microchip Technology, Inc.#	4,639	438,014

Micron Technology, Inc.*	21,500	965,135

MKS Instruments, Inc.	600	51,078

Monolithic Power Systems, Inc.	300	44,448

NVIDIA Corp.	10,980	1,852,546

NXP Semiconductors NV	1,400	144,746

ON Semiconductor Corp.*	8,220	176,812

Qorvo, Inc.*	2,850	208,876

QUALCOMM, Inc.	22,980	1,681,217

Skyworks Solutions, Inc.	3,200	272,896

Teradyne, Inc.	4,050	225,706

Texas Instruments, Inc.	18,700	2,337,687

Universal Display Corp.	800	168,864

Versum Materials, Inc.	2,600	135,148

Xilinx, Inc.	4,800	548,208

		$20,258,420

SOFTWARE – 6.9%

2U, Inc.*	1,400	17,920

Adobe, Inc.*	9,460	2,827,216

Alteryx, Inc., Class A*	1,000	117,540

Anaplan, Inc.*	1,300	74,022

ANSYS, Inc.*	1,380	280,306

Aspen Technology, Inc.*	1,200	158,244

Atlassian Corp. PLC, Class A*	1,900	266,228

Description	Number of Shares	Value

Autodesk, Inc.*	4,330	$676,216

Avalara, Inc.*	800	65,184

Cadence Design Systems, Inc.*	6,410	473,763

CDK Global, Inc.	3,676	190,674

Citrix Systems, Inc.	2,890	272,354

Coupa Software, Inc.*	1,000	135,710

DocuSign, Inc.*	2,100	108,612

Dropbox, Inc., Class A*	3,300	77,748

Fair Isaac Corp.*	400	138,968

FireEye, Inc.*	3,400	51,000

Fortinet, Inc.*	1,600	128,496

Guidewire Software, Inc.*	700	71,456

HubSpot, Inc.*	200	35,744

Intuit, Inc.	4,800	1,331,088

LogMeIn, Inc.	1,057	80,300

Manhattan Associates, Inc.*	700	59,493

Microsoft Corp.	143,949	19,615,930

New Relic, Inc.*	300	27,951

Nutanix, Inc., Class A*	2,200	49,940

Oracle Corp.	46,010	2,590,363

Paycom Software, Inc.*	900	216,675

Paylocity Holding Corp.*	300	30,627

Pluralsight, Inc., Class A*	700	21,483

Proofpoint, Inc.*	700	88,340

PTC, Inc.*	2,100	142,338

RealPage, Inc.*	800	49,984

RingCentral, Inc., Class A*	1,200	170,376

salesforce.com, Inc.*	13,630	2,105,835

ServiceNow, Inc.*	3,400	943,126

Smartsheet, Inc., Class A*	1,500	74,865

Splunk, Inc.*	2,800	378,868

SS&C Technologies Holdings, Inc.	2,800	134,260

Symantec Corp.	6,820	147,039

Synopsys, Inc.*	2,600	345,176

Tableau Software, Inc., Class A*	1,500	254,295

Trade Desk, Inc., Class A (The)*	800	210,648

Tyler Technologies, Inc.*	500	116,675

VMware, Inc., Class A	1,510	263,480

Workday, Inc., Class A*	2,550	509,949

Zendesk, Inc.*	1,600	133,696

Zscaler, Inc.*	1,100	92,697

		$36,352,898

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.1%

Western Digital Corp.	5,583	300,868

TOTAL INFORMATION TECHNOLOGY		$116,271,276

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MATERIALS – 2.9%

CHEMICALS – 2.0%

Air Products & Chemicals, Inc.	4,800	$1,095,696

Albemarle Corp.#	2,000	145,920

Ashland Global Holdings, Inc.	1,200	95,376

Axalta Coating Systems Ltd.*	600	17,778

Cabot Corp.	1,300	58,136

Celanese Corp.	2,800	314,076

CF Industries Holdings, Inc.	4,800	237,888

Chemours Co. (The)	3,300	62,931

Corteva, Inc.	8,912	262,904

Dow, Inc.	14,579	706,207

DuPont de Nemours, Inc.	14,112	1,018,322

Eastman Chemical Co.	4,000	301,400

Ecolab, Inc.	5,500	1,109,515

Element Solutions, Inc.*	800	8,016

FMC Corp.	3,200	276,544

Huntsman Corp.	5,200	106,860

International Flavors & Fragrances, Inc.#	1,500	215,985

Linde PLC	11,000	2,104,080

Livent Corp.*	3,647	23,487

LyondellBasell Industries NV, Class A	5,900	493,771

Mosaic Co. (The)	4,100	103,279

Olin Corp.	2,300	46,161

PPG Industries, Inc.	3,900	457,821

RPM International, Inc.	2,700	183,141

Scotts Miracle-Gro Co. (The)	500	56,090

Sherwin-Williams Co. (The)	1,800	923,472

Westlake Chemical Corp.#	1,300	87,841

WR Grace & Co.	500	33,905

		$10,546,602

CONSTRUCTION MATERIALS – 0.1%

Eagle Materials, Inc.	1,000	82,780

Martin Marietta Materials, Inc.	1,400	346,850

Vulcan Materials Co.	1,700	235,195

		$664,825

CONTAINERS & PACKAGING – 0.4%

AptarGroup, Inc.	300	36,306

Ardagh Group SA	2,100	34,923

Avery Dennison Corp.	900	103,383

Ball Corp.	5,700	407,436

Berry Global Group, Inc.*	1,500	67,575

Graphic Packaging Holding Co.	3,600	53,496

International Paper Co.	10,100	443,491

Owens-Illinois, Inc.	6,000	101,820

Packaging Corp. of America	2,200	222,134

Description	Number of Shares	Value

Sealed Air Corp.	1,700	$71,043

Westrock Co.	5,200	187,460

		$1,729,067

METALS & MINING – 0.4%

Alcoa Corp.*	3,088	69,449

Freeport-McMoRan, Inc.	29,200	322,952

Newmont Goldcorp Corp.	15,800	577,016

Nucor Corp.	7,400	402,412

Reliance Steel & Aluminum Co.	1,800	179,910

Royal Gold, Inc.	1,500	171,675

Southern Copper Corp.	600	21,474

Steel Dynamics, Inc.	5,000	157,550

United States Steel Corp.#	3,400	51,102

		$1,953,540

PAPER & FOREST PRODUCTS – 0.0%**

Domtar Corp.	1,900	80,655

TOTAL MATERIALS		$14,974,689

REAL ESTATE – 3.7%

REAL ESTATE INVESTMENT TRUSTS – 3.6%

Alexandria Real Estate Equities, Inc.	2,815	412,003

American Campus Communities, Inc.	4,700	219,725

American Homes 4 Rent, Class A	1,650	39,947

American Tower Corp.	8,060	1,705,657

Americold Realty Trust	2,500	83,825

Apartment Investment & Management Co., Class A	3,971	196,723

Apple Hospitality REIT, Inc.	8,900	139,819

AvalonBay Communities, Inc.	2,022	422,173

Boston Properties, Inc.	1,850	245,958

Brandywine Realty Trust	5,000	73,750

Brixmor Property Group, Inc.	4,400	83,512

Brookfield Property REIT, Inc., Class A	3,300	63,723

Camden Property Trust	2,670	276,906

Colony Capital, Inc.	13,200	74,580

CoreSite Realty Corp.	500	52,405

Corporate Office Properties Trust	4,700	131,224

Crown Castle International Corp.	7,940	1,058,084

CubeSmart	1,700	57,715

CyrusOne, Inc.	1,300	74,620

Digital Realty Trust, Inc.	3,910	447,148

Douglas Emmett, Inc.	4,410	180,016

Duke Realty Corp.	10,010	333,633

EPR Properties	700	52,101

Equinix, Inc.	1,581	793,820

Equity Commonwealth	4,992	167,631

Equity LifeStyle Properties, Inc.	2,700	335,475

Equity Residential	5,150	406,284

July 31, 2019 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Essex Property Trust, Inc.	1,073	$324,282

Extra Space Storage, Inc.	2,500	280,975

Federal Realty Investment Trust	970	128,050

Gaming and Leisure Properties, Inc.	3,204	120,823

HCP, Inc.	7,530	240,433

Hospitality Properties Trust	3,600	88,956

Host Hotels & Resorts, Inc.	15,240	265,024

Invitation Homes, Inc.	4,500	123,615

Iron Mountain, Inc.	3,503	103,023

JBG SMITH Properties	836	32,713

Kilroy Realty Corp.	2,525	200,637

Kimco Realty Corp.	9,980	191,716

Lamar Advertising Co., Class A	2,400	194,208

Liberty Property Trust	4,040	211,292

Life Storage, Inc.	1,000	97,490

Macerich Co. (The)#	3,000	99,150

Medical Properties Trust, Inc.	6,900	120,750

Mid-America Apartment Communities, Inc.	3,171	373,671

National Retail Properties, Inc.	2,500	130,600

Omega Healthcare Investors, Inc.	4,800	174,240

Outfront Media, Inc.	1,400	38,052

Paramount Group, Inc.	9,200	127,236

Park Hotels & Resorts, Inc.	4,792	126,557

Prologis, Inc.	10,890	877,843

Public Storage	3,060	742,846

Rayonier, Inc.	3,715	107,884

Realty Income Corp.	6,710	464,399

Regency Centers Corp.	2,035	135,734

Retail Properties of America, Inc., Class A	4,000	48,640

Retail Value, Inc.	500	18,820

SBA Communications Corp.*	2,250	552,172

Senior Housing Properties Trust	5,800	47,560

Simon Property Group, Inc.	5,793	939,625

SITE Centers Corp.	3,100	44,175

SL Green Realty Corp.	1,990	161,349

Spirit Realty Capital, Inc.	1,800	79,416

STORE Capital Corp.	1,600	54,736

Taubman Centers, Inc.	1,200	48,624

UDR, Inc.	7,680	353,741

Uniti Group, Inc.	2,600	21,892

Ventas, Inc.	5,786	389,340

VEREIT, Inc.	19,100	174,192

VICI Properties, Inc.	5,900	125,906

Vornado Realty Trust	2,473	159,063

Weingarten Realty Investors	3,560	99,360

Welltower, Inc.	6,670	554,410

Description	Number of Shares	Value

Weyerhaeuser Co.	19,742	$501,644

WP Carey, Inc.	1,800	155,772

		$18,781,093

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	5,510	292,085

Howard Hughes Corp. (The)*	658	88,830

Jones Lang LaSalle, Inc.	800	116,552

		$497,467

TOTAL REAL ESTATE		$19,278,560

UTILITIES – 3.1%

ELECTRIC UTILITIES – 1.9%

Alliant Energy Corp.	3,800	188,252

American Electric Power Co., Inc.	10,100	886,881

Avangrid, Inc.	900	45,495

Duke Energy Corp.	13,400	1,162,048

Edison International	5,000	372,700

Entergy Corp.	3,700	390,794

Evergy, Inc.	4,900	296,401

Eversource Energy	5,800	439,988

Exelon Corp.	19,200	865,152

FirstEnergy Corp.	10,000	439,700

Hawaiian Electric Industries, Inc.	2,900	129,920

NextEra Energy, Inc.	9,600	1,988,832

OGE Energy Corp.	3,900	167,505

PG&E Corp.*	9,900	179,487

Pinnacle West Capital Corp.	2,500	228,050

PPL Corp.	13,800	408,894

Southern Co. (The)	19,800	1,112,760

Xcel Energy, Inc.	10,800	643,788

		$9,946,647

GAS UTILITIES – 0.1%

Atmos Energy Corp.	900	98,136

National Fuel Gas Co.	1,200	57,288

UGI Corp.	1,400	71,526

		$226,950

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp.	13,100	219,949

NRG Energy, Inc.	5,600	191,184

Vistra Energy Corp.	6,300	135,198

		$546,331

MULTI-UTILITIES – 0.9%

Ameren Corp.	3,500	264,915

CenterPoint Energy, Inc.	9,300	269,793

CMS Energy Corp.	6,000	349,320

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Consolidated Edison, Inc.	5,600	$475,776

Dominion Energy, Inc.	14,943	1,110,115

DTE Energy Co.	2,900	368,619

NiSource, Inc.	6,600	195,954

Public Service Enterprise Group, Inc.	10,300	588,645

Sempra Energy	5,400	731,322

WEC Energy Group, Inc.	6,400	546,944

		$4,901,403

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,800	321,384

Aqua America, Inc.	3,600	151,020

		$472,404

TOTAL UTILITIES		$16,093,735

TOTAL COMMON STOCKS (COST $237,077,160)		$523,159,692

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%

iShares Russell 1000 ETF#	2,400	397,080

iShares Russell 1000 Growth ETF	1,270	204,876

iShares Russell 1000 Value ETF	1,590	204,220

TOTAL EQUITY FUNDS		$806,176

TOTAL INVESTMENT COMPANIES (COST $796,949)		$806,176

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	217,421	217,421

TOTAL MONEY MARKET FUND (COST $217,421)		$217,421

RIGHT – 0.0%**

Celgene Corp.*	89	53

TOTAL RIGHT (COST $0)		$53

WARRANT – 0.0%**

American International Group, Inc. CW21, Expire 1/19/21*	2,055	30,085

TOTAL WARRANT (COST $34,935)		$30,085

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $238,126,465)		$524,213,427

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.8%

REPURCHASE AGREEMENTS – 0.8%

Bank of America Securities, Inc., 2.56%, dated 7/31/19, due 8/01/19, repurchase price $768,281, collateralized by U.S. Government Agency Securities, 2.00% to 10.00%, maturing 8/15/19 to 7/01/49; total market value of $783,590.	$768,226	$768,226

Bank of Montreal, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $768,280, collateralized by U.S. Government Agency Securities, 2.47% to 5.00%, maturing 10/01/21 to 5/20/68; total market value of $783,591.	768,226	768,226

BNP Paribas SA, 2.53%, dated 7/31/19, due 8/01/19, repurchase price $305,585, collateralized by U.S. Treasury Securities, 0.00% to 8.75%, maturing 9/30/19 to 8/15/48; total market value of $311,675.	305,564	305,564

Daiwa Capital Markets America, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $768,280, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/01/19 to 8/01/49; total market value of $783,591.	768,226	768,226

Nomura Securities International, Inc., 2.55%, dated 7/31/19, due 8/01/19, repurchase price $768,280, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 9/01/19 to 6/20/69; total market value of $783,591.	768,226	768,226

RBC Dominion Securities, Inc., 2.54%, dated 7/31/19, due 8/01/19, repurchase price $768,280, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 2/01/37 to 5/20/49; total market value of $783,591.	768,226	768,226

TOTAL REPURCHASE AGREEMENTS		$4,146,694

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,146,694)		$4,146,694

TOTAL INVESTMENTS – 100.8% (COST $242,273,159)		$528,360,121

COLLATERAL FOR SECURITIES ON LOAN – (0.8%)		(4,146,694)

OTHER ASSETS LESS LIABILITIES – 0.0%**		158,123

TOTAL NET ASSETS – 100.0%		$524,371,550

July 31, 2019 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$523,159,692	$—	$—	$523,159,692

Investment Companies	806,176	—	—	806,176

Right	—	53	—	53

Warrant	—	30,085	—	30,085

Money Market Fund	217,421	—	—	217,421

Repurchase Agreements	—	4,146,694	—	4,146,694

Total	$524,183,289	$4,176,832	$—	$528,360,121

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.

^	7-Day net yield.
*	Non-income producing security.

**	Represents less than 0.05%.

§	Affiliated company. See Note 3 in Notes to Portfolios of Investments.

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund
GE	General Electric
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

15

Wilmington International Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 90.6%

AUSTRALIA – 0.6%

Rio Tinto Ltd.	46,052	$3,082,137

AUSTRIA – 0.0%**

Erste Group Bank AG*	1,084	38,908

OMV AG	3,755	187,889

TOTAL AUSTRIA		$226,797

BELGIUM – 1.2%

Ageas	7,150	383,859

bpost SA	9,073	84,363

Colruyt SA#	2,420	126,097

KBC Group NV	3,729	239,767

Proximus SADP	7,270	207,281

UCB SA	42,280	3,296,854

Xior Student Housing NV	50,483	2,551,195

TOTAL BELGIUM		$6,889,416

BERMUDA – 1.0%

Hiscox Ltd.	110,567	2,275,945

Hongkong Land Holdings Ltd.	302,100	1,842,357

Johnson Electric Holdings Ltd.#	710,608	1,279,007

TOTAL BERMUDA		$5,397,309

BULGARIA – 0.0%**

Petrol AD*	2,384	—

CAYMAN ISLANDS – 5.9%

Alibaba Group Holding Ltd. ADR*	47,502	8,223,071

ASM Pacific Technology Ltd.	159,500	1,865,377

China Resources Medical Holdings Co. Ltd.	21,000	15,184

Haitian International Holdings Ltd.	565,000	1,141,407

Huazhu Group Ltd. ADR	69,061	2,262,438

Hutchison China MediTech Ltd. ADR*	50,566	1,057,335

NetEase, Inc. ADR	4,984	1,150,407

New Oriental Education & Technology

Group, Inc. ADR*	32,987	3,440,874

Sands China Ltd.	562,000	2,697,526

Shenzhou International Group Holdings Ltd.	135,400	1,867,534

Tencent Holdings Ltd.	202,800	9,449,055

TOTAL CAYMAN ISLANDS		$33,170,208

CHINA – 2.5%

China Mobile Ltd.	254,500	2,164,365

Description	Number of Shares	Value

China Pacific Insurance Group Co. Ltd., Class H	974,000	$4,154,577

China Petroleum & Chemical Corp., Class H	2,672,000	1,715,453

Hollysys Automation Technologies Ltd.	80,898	1,398,726

Ping An Insurance Group Co. of China Ltd., Class H#	307,500	3,624,138

Sinopharm Group Co. Ltd., Class H	227,600	841,345

TOTAL CHINA		$13,898,604

DENMARK – 1.8%

Ambu A/S, Class B#	75,976	1,112,572

Coloplast A/S, Class B	19,654	2,295,503

DSV A/S	35,837	3,420,422

H Lundbeck A/S	1,250	48,187

Novo Nordisk A/S, Class B	64,437	3,094,222

SimCorp A/S	620	55,882

Topdanmark A/S	1,100	56,382

TOTAL DENMARK		$10,083,170

FINLAND – 0.7%

DNA OYJ	91,331	2,111,347

Kesko OYJ, Class B	3,039	184,035

Kone OYJ, Class B	3,260	185,734

Neste OYJ	5,390	178,390

Nokian Renkaat OYJ	3,190	91,453

Sampo OYJ, Class A	8,250	342,570

UPM-Kymmene OYJ	13,198	355,753

Valmet OYJ	10,304	200,079

TOTAL FINLAND		$3,649,361

FRANCE – 10.6%

AXA SA	35,158	885,571

BNP Paribas SA	22,304	1,043,831

Bouygues SA	9,844	352,407

Carrefour SA	163,800	3,147,647

Casino Guichard Perrachon SA#	3,208	118,692

Cie de Saint-Gobain	10,730	411,052

Cie Generale des Etablissements Michelin SCA	1,030	113,864

CNP Assurances	10,096	208,667

Credit Agricole SA	19,763	235,259

Dassault Systemes SA	9,642	1,466,712

Devoteam SA	15,618	1,868,410

Edenred	73,496	3,688,154

Elior Group SA	133,538	1,746,389

July 31, 2019 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Engie SA	228,276	$3,513,062

Eurazeo SE	50,717	3,403,369

Eutelsat Communications SA	7,820	149,493

Faurecia SE	2,420	114,521

Hermes International	280	196,679

ID Logistics Group*	7,864	1,472,118

Ingenico Group SA	6,242	591,419

Legrand SA	5,782	407,294

L’Oreal SA	6,414	1,716,162

LVMH Moet Hennessy Louis Vuitton SA	13,128	5,422,655

Orange SA	243,426	3,608,187

Peugeot SA	4,720	111,406

Publicis Groupe SA	2,540	125,339

Renault SA	3,644	203,254

Sanofi	56,275	4,689,510

Sartorius Stedim Biotech	10,006	1,594,605

SCOR SE	47,188	1,939,168

Societe BIC SA#	700	48,782

Societe Generale SA	21,333	522,546

SPIE SA	64,246	1,190,840

Thales SA	26,100	2,940,798

TOTAL SA	34,513	1,788,820

Veolia Environnement SA	131,900	3,328,616

Vinci SA	33,153	3,410,250

Virbac SA*	9,364	1,738,227

TOTAL FRANCE		$59,513,775

GERMANY – 9.1%

adidas AG	270	86,061

AIXTRON SE#,*	81,934	914,475

Allianz SE	13,200	3,062,528

alstria Office REIT AG	128,373	2,071,105

AURELIUS Equity Opportunities SE & Co. KGaA#	28,845	1,164,023

BASF SE	8,340	553,646

Bayer AG	16,500	1,068,691

Bayerische Motoren Werke AG	8,008	589,303

Continental AG	1,810	248,160

Covestro AG	5,449	245,756

Daimler AG	11,185	578,002

Deutsche Lufthansa AG	15,613	247,436

Deutsche Post AG	4,720	153,526

Deutsche Telekom AG	206,466	3,382,143

Deutsche Wohnen SE	86,600	3,158,148

E.ON SE	14,420	143,607

Evotec SE#,*	51,557	1,452,909

Fielmann AG#	50,968	3,546,578

Freenet AG	7,752	151,255

Description	Number of Shares	Value

Fresenius SE & Co. KGaA	38,695	$1,933,492

Hannover Rueck SE	1,310	204,277

HUGO BOSS AG	32,315	2,031,022

Infineon Technologies AG	172,034	3,186,451

Jenoptik AG	46,823	1,312,136

LEG Immobilien AG	1,150	132,620

MTU Aero Engines AG	580	144,535

Muenchener Rueckversicherungs AG	13,310	3,171,883

Nemetschek SE	31,999	1,779,059

New Work SE*	9,115	3,491,052

RWE AG	129,900	3,509,760

SAP SE	37,585	4,594,254

TLG Immobilien AG	1,843	54,095

TUI AG	11,536	114,291

Wirecard AG	7,868	1,306,173

Zalando SE*	29,355	1,342,895

TOTAL GERMANY		$51,125,347

GUERNSEY – 0.0%**

Renewables Infrastructure Group Ltd. (The)	25,590	39,487

HONG KONG – 4.7%

AIA Group Ltd.	716,200	7,330,857

BOC Hong Kong Holdings Ltd.	623,500	2,375,783

CNOOC Ltd.	1,766,000	2,911,720

Jardine Matheson Holdings Ltd.	54,200	3,289,713

Sun Hung Kai Properties Ltd.	174,500	2,812,129

Swire Properties Ltd.	888,400	3,207,923

Techtronic Industries Co. Ltd.	546,500	4,064,131

TOTAL HONG KONG		$25,992,256

INDIA – 1.6%

HDFC Bank Ltd. ADR	56,493	6,495,565

Infosys Ltd. ADR	222,815	2,522,266

TOTAL INDIA		$9,017,831

IRELAND – 2.2%

DCC PLC	33,580	2,831,761

Kerry Group PLC, Class A	15,675	1,823,875

Kingspan Group PLC	80,152	3,920,272

Ryanair Holdings PLC ADR*	17,270	1,072,985

UDG Healthcare PLC	251,629	2,436,288

TOTAL IRELAND		$12,085,181

ITALY – 3.0%

Assicurazioni Generali SpA	187,727	3,501,178

Atlantia SpA	121,400	3,121,854

Enel SpA	592,559	4,053,486

Eni SpA	61,375	958,760

FinecoBank Banca Fineco SpA	245,039	2,437,650

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	17

Wilmington International Fund (continued)

Description	Number of Shares	Value

Intesa Sanpaolo SpA	182,448	$395,714

Salvatore Ferragamo SpA#	102,729	2,154,460

UnipolSai Assicurazioni SpA#	70,110	182,779

TOTAL ITALY		$16,805,881

JAPAN – 16.9%

ABC-Mart, Inc.	8,100	511,938

AEON Financial Service Co. Ltd.	37,800	609,803

Aica Kogyo Co. Ltd.	14,100	406,180

Ajinomoto Co., Inc.	72,100	1,291,921

Alps Alpine Co. Ltd.	36	655

Anritsu Corp.#	34,500	633,209

Ariake Japan Co. Ltd.	8,800	543,738

Asahi Group Holdings Ltd.	12,600	545,768

Asics Corp.#	37,100	397,526

Bandai Namco Holdings, Inc.	10,200	548,345

Chubu Electric Power Co., Inc.	107,600	1,518,921

Daihatsu Diesel Manufacturing Co. Ltd.	7,700	45,638

Dai-ichi Life Holdings, Inc.	36,900	542,469

Daikin Industries Ltd.	16,900	2,097,574

Daiwa House Industry Co. Ltd.	28,100	798,932

Denka Co. Ltd.	40,600	1,168,404

Denki Kogyo Co. Ltd.	22,300	625,629

Ebara Corp.	28,900	776,661

Electric Power Development Co. Ltd., Class C	24,000	537,268

ESPEC Corp.	12,000	246,625

FCC Co. Ltd.	14,400	279,822

Fujitsu General Ltd.	32,000	511,395

Hino Motors Ltd.	48,800	391,487

Hitachi Ltd.	46,900	1,662,831

Hitachi Metals Ltd.	64,900	682,316

Honda Motor Co. Ltd.	43,400	1,079,815

Inpex Corp.	123,000	1,078,754

Isetan Mitsukoshi Holdings Ltd.	78,600	624,862

ITOCHU Corp.	79,300	1,509,930

Itochu Techno-Solutions Corp.	39,000	999,766

Izumi Co. Ltd.	11,300	423,865

Jafco Co. Ltd.	9,900	367,004

Japan Tobacco, Inc.	46,200	1,017,958

JFE Holdings, Inc.	25,600	338,457

JXTG Holdings, Inc.	110,000	517,641

KDDI Corp.	9,100	237,433

Kintetsu World Express, Inc.	25,600	343,283

Komatsu Ltd.	21,000	469,569

K’s Holdings Corp.	26,900	245,276

Mirait Holdings Corp.	37,600	555,143

Mitsubishi Corp.	37,800	1,015,017

Description	Number of Shares	Value

Mitsubishi Electric Corp.	65,100	$850,254

Mitsubishi UFJ Financial Group, Inc.	395,200	1,951,895

Mitsui Fudosan Co. Ltd.	64,500	1,456,035

NEC Networks & System Integration Corp.	46,100	1,192,095

Nintendo Co. Ltd.	7,900	2,906,354

Nippo Corp.	56,700	1,080,212

Nippon Densetsu Kogyo Co. Ltd.	39,400	754,879

Nippon Soda Co. Ltd.	24,100	606,154

Nippon Steel Corp.	23,800	372,878

Nippon Telegraph & Telephone Corp.	39,500	1,782,678

Nissin Kogyo Co. Ltd.	175,600	2,413,008

Nitori Holdings Co. Ltd.	3,100	418,084

Nitto Denko Corp.	5,200	256,099

NTT Data Corp.	72,500	951,947

NTT DOCOMO, Inc.	32,200	772,072

Olympus Corp.	252,000	2,747,527

ORIX Corp.	53,300	760,694

OSAKA Titanium Technologies Co. Ltd.	33,500	546,129

OSJB Holdings Corp.	268,600	606,672

Otsuka Corp.	41,600	1,640,371

Pacific Industrial Co. Ltd.	45,100	634,794

Pan Pacific International Holdings Corp.	15,800	1,010,807

Parco Co. Ltd.	8,900	97,418

Persol Holdings Co. Ltd.	11,400	275,731

Pilot Corp.	28,100	1,061,304

Recruit Holdings Co. Ltd.	53,300	1,804,870

Rengo Co. Ltd.	40,200	305,263

Rohm Co. Ltd.	5,400	376,338

Ryobi Ltd.	15,800	292,862

San-A Co. Ltd.#	30,600	1,228,518

Santen Pharmaceutical Co. Ltd.	117,000	1,885,400

Seibu Holdings, Inc.	27,300	429,225

Seino Holdings Co. Ltd.	106,500	1,326,527

Sekisui Chemical Co. Ltd.	47,900	708,012

Seven & i Holdings Co. Ltd.	48,500	1,655,206

Shionogi & Co. Ltd.	26,200	1,450,563

Sinko Industries Ltd.	29,500	421,613

SMC Corp.	1,100	398,598

SoftBank Group Corp.	41,100	2,098,490

Sompo Holdings, Inc.	27,300	1,130,575

Sony Corp.	34,600	1,967,837

Sumitomo Corp.	56,000	830,966

Sumitomo Electric Industries Ltd.	42,600	527,087

Sumitomo Metal Mining Co. Ltd.	32,300	917,450

Sumitomo Mitsui Financial Group, Inc.	43,900	1,535,174

Sumitomo Warehouse Co Ltd. (The)	46,800	602,649

Suzuki Motor Corp.	9,200	359,798

T&D Holdings, Inc.	31,100	349,248

July 31, 2019 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Taiheiyo Cement Corp.	22,400	$629,112

Teikoku Electric Manufacturing Co. Ltd.	24,000	261,084

Terumo Corp.	46,000	1,338,847

THK Co. Ltd.	43,700	1,101,337

Toho Co. Ltd.	17,900	695,005

Tokio Marine Holdings, Inc.	21,000	1,114,702

Tokyo Tatemono Co. Ltd.	25,300	295,202

Tokyu Fudosan Holdings Corp.	240,000	1,388,420

Toray Industries, Inc.	121,000	832,417

Toyo Suisan Kaisha Ltd.	27,000	1,085,755

Toyota Motor Corp.	29,000	1,873,784

Trend Micro, Inc.	32,500	1,417,063

Tsurumi Manufacturing Co. Ltd.	36,500	615,437

West Japan Railway Co.	17,200	1,407,943

Yahoo Japan Corp.	400,700	1,173,622

Yamato Holdings Co. Ltd.	48,200	946,283

Yamato Kogyo Co. Ltd.	22,200	574,297

TOTAL JAPAN		$94,697,498

JERSEY – 0.1%

Ferguson PLC	2,440	181,567

WPP PLC	21,080	248,311

TOTAL JERSEY		$429,878

LUXEMBOURG – 0.3%

APERAM SA	4,310	106,510

Aroundtown SA	11,040	88,074

Samsonite International SA	746,686	1,462,078

TOTAL LUXEMBOURG		$1,656,662

NETHERLANDS – 4.1%

ABN AMRO Bank NV	5,512	110,337

Aegon NV	49,186	242,386

ASML Holding NV	17,634	3,929,292

ASR Nederland NV	5,077	190,777

BE Semiconductor Industries NV	3,080	91,155

IMCD NV	39,586	3,487,535

ING Groep NV	82,587	916,367

Koninklijke Ahold Delhaize NV	5,940	134,915

Koninklijke DSM NV	25,900	3,208,711

Koninklijke Philips NV	74,500	3,494,852

NN Group NV	84,623	3,179,384

Randstad NV#	2,270	113,940

Unilever NV	39,834	2,308,929

Wessanen	125,165	1,568,993

TOTAL NETHERLANDS		$22,977,573

NORWAY – 1.4%

Equinor ASA	9,860	176,793

Description	Number of Shares	Value

Mowi ASA	13,552	$325,694

Salmar ASA	1,931	89,190

Sbanken ASA	351,259	2,698,297

TGS Nopec Geophysical Co. ASA	60,460	1,461,392

Tomra Systems ASA	112,331	3,303,868

TOTAL NORWAY		$8,055,234

PHILIPPINES – 0.4%

Ayala Land, Inc.	2,037,400	1,986,622

SINGAPORE – 0.9%

Jardine Cycle & Carriage Ltd.	57,400	1,404,460

Oversea-Chinese Banking Corp. Ltd.	429,504	3,575,914

TOTAL SINGAPORE		$4,980,374

SOUTH AFRICA – 0.0%**

African Phoenix Investments Ltd.*	36,266	1,738

SOUTH KOREA – 2.2%

Mando Corp.	39,259	1,116,648

Samsung Electronics Co. Ltd.	206,952	7,838,248

Samsung Fire & Marine Insurance Co. Ltd.	8,120	1,802,592

SK Materials Co. Ltd.	12,029	1,803,189

TOTAL SOUTH KOREA		$12,560,677

SPAIN – 2.9%

ACS Actividades de Construccion y Servicios SA#	4,378	176,901

Amadeus IT Group SA	34,005	2,657,392

Banco Bilbao Vizcaya Argentaria SA	156,053	794,578

Banco Santander SA#	206,426	881,085

Bankinter SA	208,956	1,355,447

CaixaBank SA	76,630	189,924

Ferrovial SA	125,400	3,262,133

Iberdrola SA#	417,310	3,959,193

Iberdrola SA-Interim	2,221	21,071

Industria de Diseno Textil SA	57,361	1,716,377

Mapfre SA	25,492	70,175

Mediaset Espana Comunicacion SA	21,100	123,868

Repsol SA#	43,899	696,276

Telefonica SA	50,009	381,250

TOTAL SPAIN		$16,285,670

SWEDEN – 3.2%

Assa Abloy AB, Class B	108,243	2,482,784

Atlas Copco AB, Class A	63,422	1,937,170

Avanza Bank Holding AB#	222,826	1,988,410

Boliden AB	6,980	158,288

Fabege AB	104,248	1,608,773

Hemfosa Fastigheter AB	6,477	58,302

Hexagon AB, Class B	43,266	2,096,339

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	19

Wilmington International Fund (continued)

Description	Number of Shares	Value

Hexpol AB	80,524	$612,711

ICA Gruppen AB#	1,280	56,803

Investor AB, Class A	1,620	76,891

Peab AB	18,819	159,231

Sandvik AB	9,390	144,095

Skandinaviska Enskilda Banken AB, Class A	19,111	179,683

SSAB AB, Class B	26,350	66,797

Sweco AB, Class B	78,411	2,186,714

Tele2 AB, Class B	215,171	3,074,661

Trelleborg AB, Class B	75,440	1,038,815

Volvo AB, Class B	11,560	171,725

TOTAL SWEDEN		$18,098,192

SWITZERLAND – 2.7%

Adecco Group AG	1,880	102,571

Chocoladefabriken Lindt & Spruengli AG	142	1,046,163

Cie Financiere Richemont SA	19,354	1,658,507

Comet Holding AG#	12,140	1,120,803

Landis+Gyr Group AG*	690	55,760

Novartis AG	14,423	1,322,573

Partners Group Holding AG	3,021	2,402,573

Roche Holding AG	890	238,222

Sika AG	21,212	3,062,466

Straumann Holding AG	2,348	1,915,505

Swiss Life Holding AG	850	410,754

UBS Group AG*	18,430	205,713

VAT Group AG*	4,610	576,432

Zurich Insurance Group AG	2,327	809,404

TOTAL SWITZERLAND		$14,927,446

TAIWAN – 2.5%

Hon Hai Precision Industry Co. Ltd.	301,200	755,039

Largan Precision Co. Ltd.	10,000	1,351,785

Merida Industry Co. Ltd.	236,000	1,470,210

Taiwan Semiconductor Manufacturing Co. Ltd.	1,243,000	10,221,253

TOTAL TAIWAN		$13,798,287

THAILAND – 0.4%

Kasikornbank PCL	440,500	2,458,864

UNITED KINGDOM – 7.4%

3i Group PLC	18,940	255,217

Admiral Group PLC	8,810	231,687

Anglo American PLC#	18,840	461,663

ASOS PLC#,*	22,069	693,020

Aviva PLC	128,593	631,343

Barclays PLC	265,810	497,551

Barratt Developments PLC	49,607	387,294

Berkeley Group Holdings PLC (The)	3,417	160,711

BHP Group PLC	33,112	789,508

Description	Number of Shares	Value

BP PLC	203,427	$1,346,027

British American Tobacco PLC	75,096	2,675,865

BT Group PLC	204,405	478,789

Centrica PLC	71,750	66,052

Compass Group PLC	86,388	2,185,664

Croda International PLC	45,363	2,576,799

Direct Line Insurance Group PLC	52,888	206,882

easyJet PLC	9,760	114,377

Evraz PLC	21,260	166,525

GlaxoSmithKline PLC	47,490	982,138

HSBC Holdings PLC	312,370	2,506,048

Imperial Brands PLC	13,330	338,317

Legal & General Group PLC	152,363	483,189

Linde PLC	15,800	3,021,336

Lloyds Banking Group PLC	703,349	454,985

Micro Focus International PLC	3,090	65,088

National Grid PLC	3,642	37,328

Pagegroup PLC	8,060	43,853

Persimmon PLC	14,261	347,949

Prudential PLC	89,549	1,842,404

Reckitt Benckiser Group PLC	25,939	2,005,172

Rightmove PLC	14,090	90,117

Rio Tinto PLC	21,056	1,189,065

Royal Dutch Shell PLC, Class A	49,250	1,545,394

Royal Dutch Shell PLC, Class B	51,992	1,642,171

Serco Group PLC*	1,188,388	2,129,518

Smith & Nephew PLC	4,960	112,289

Spectris PLC	2,750	84,708

Spirax-Sarco Engineering PLC	6,418	699,841

Spirent Communications PLC	25,940	49,895

SSE PLC	12,953	172,686

St James’s Place PLC	258,679	3,086,774

Taylor Wimpey PLC	23,838	46,707

Travis Perkins PLC	79,286	1,312,593

Tullow Oil PLC	555,727	1,302,134

Vodafone Group PLC	336,596	612,600

Weir Group PLC (The)#	67,115	1,213,363

TOTAL UNITED KINGDOM		$41,342,636

UNITED STATES – 0.3%

Cognizant Technology Solutions Corp., Class A	23,718	1,544,991

TOTAL COMMON STOCKS (COST $468,843,946)		$506,779,102

INVESTMENT COMPANIES – 2.1%

iShares Global Consumer Staples ETF#	93,500	4,988,225

July 31, 2019 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

iShares MSCI Switzerland ETF#	130,000	$4,832,100

iShares S&P/TSX 60 Index ETF#	99,000	1,854,281

TOTAL INVESTMENT COMPANIES (COST $11,773,582)		$11,674,606

PREFERRED STOCK – 0.0%**

GERMANY – 0.0%**

Volkswagen AG 4.86%	432	71,787

TOTAL PREFERRED STOCK (COST $82,891)		$71,787

MONEY MARKET FUND – 5.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	30,322,033	30,322,033

TOTAL MONEY MARKET FUND (COST $30,322,033)		$30,322,033

WARRANTS – 0.8%

SWITZERLAND – 0.8%

China International Travel Service Corp. Ltd., Expire 12/16/19*	38,892	511,138

Midea Group Co. Ltd., Expire 5/20/20*	325,605	2,586,476

Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 1/06/20*	752,208	1,185,179

TOTAL SWITZERLAND		$4,282,793

TOTAL WARRANTS (COST $3,904,888)		$4,282,793

TOTAL INVESTMENTS IN SECURITIES – 98.9% (COST $514,927,340)		$553,130,321

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.1%

REPURCHASE AGREEMENTS – 3.1%

Bank of Montreal, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $3,305,394, collateralized by U.S. Government Agency Securities, 2.47% to 5.00%, maturing 10/01/21 to 5/20/68; total market value of $3,371,263.	$3,305,160	$3,305,160

BNP Paribas SA, 2.53%, dated 7/31/19, due 8/01/19, repurchase price $868,411, collateralized by U.S. Treasury Securities, 0.00% to 8.75%, maturing 9/30/19 to 8/15/48; total market value of $885,717.	868,350	868,350

Daiwa Capital Markets America, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $3,305,394, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/01/19 to 8/01/49; total market value of $3,371,263.	3,305,160	3,305,160

Description	Par Value	Value

Morgan Stanley & Co., 2.57%, dated 7/31/19, due 8/01/19, repurchase price $3,305,396, collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 11/01/21 to 7/20/49; total market value of $3,371,263.	$3,305,160	$3,305,160

Nomura Securities International, Inc., 2.55%, dated 7/31/19, due 8/01/19, repurchase price $3,305,394, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 9/01/19 to 6/20/69; total market value of $3,371,263.	3,305,160	3,305,160

RBC Dominion Securities, Inc., 2.54%, dated 7/31/19, due 8/01/19, repurchase price $3,305,393, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 2/01/37 to 5/20/49; total market value of $3,371,263.	3,305,160	3,305,160

TOTAL REPURCHASE AGREEMENTS		$17,394,150

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $17,394,150)		$17,394,150

TOTAL INVESTMENTS – 102.0% (COST $532,321,490)		$570,524,471

COLLATERAL FOR SECURITIES ON LOAN – (3.1%)		(17,394,150)

OTHER ASSETS LESS LIABILITIES – 1.1%		6,194,755

TOTAL NET ASSETS – 100.0%		$559,325,076

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	21

Wilmington International Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$3,082,137	$—	$3,082,137

Austria	—	226,797	—	226,797

Belgium	—	6,889,416	—	6,889,416

Bermuda	—	5,397,309	—	5,397,309

Cayman Islands	16,134,125	17,036,083	—	33,170,208

China	1,398,726	12,499,878	—	13,898,604

Denmark	—	10,083,170	—	10,083,170

Finland	—	3,649,361	—	3,649,361

France	—	59,513,775	—	59,513,775

Germany	—	51,125,347	—	51,125,347

Guernsey	—	39,487	—	39,487

Hong Kong	—	25,992,256	—	25,992,256

India	9,017,831	—	—	9,017,831

Ireland	1,072,985	11,012,196	—	12,085,181

Italy	—	16,805,881	—	16,805,881

Japan	—	94,697,498	—	94,697,498

Jersey	—	429,878	—	429,878

Luxembourg	—	1,656,662	—	1,656,662

Netherlands	—	22,977,573	—	22,977,573

Norway	—	8,055,234	—	8,055,234

Philippines	—	1,986,622	—	1,986,622

Singapore	—	4,980,374	—	4,980,374

South Africa	—	1,738	—	1,738

South Korea	—	12,560,677	—	12,560,677

Spain	—	16,285,670	—	16,285,670

Sweden	—	18,098,192	—	18,098,192

Switzerland	—	14,927,446	—	14,927,446

Taiwan	—	13,798,287	—	13,798,287

Thailand	—	2,458,864	—	2,458,864

United Kingdom	—	41,342,636	—	41,342,636

United States	1,544,991	—	—	1,544,991

Investment Companies	11,674,606	—	—	11,674,606

Preferred Stock

Germany	—	71,787	—	71,787

Money Market Fund	30,322,033	—	—	30,322,033

Warrants

Switzerland	—	4,282,793	—	4,282,793

Repurchase Agreements	—	17,394,150	—	17,394,150

Total Investments in Securities	$71,165,297	$499,359,174	$—	$570,524,471

July 31, 2019 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(495)	$—	$(495)

Financial Futures Contracts	(358,351)	—	—	(358,351)

Total Liabilities - Other Financial Instruments	$(358,351)	$(495)	$—	$(358,846)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
*	Non-income producing security.
^	7-Day net yield.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SCA	Limited Partnership with Share Capital

Currency Code	Currency

EUR	Euro

At July 31, 2019, the Wilmington International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
8/1/2019	Bank of New York Mellon	48,223 EUR	$53,809	$53,382	$—	$(427)
8/2/2019	Bank of New York Mellon	9,155 EUR	10,202	10,134	—	(68)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$—	$(495)

At July 31, 2019, the Wilmington International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
MSCI India NTR Index	September 2019	117	7,705,620	$8,063,971	$7,705,620	$—	$(358,351)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$—	$(358,351)
(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

23

Wilmington Global Alpha Equities Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 91.8%

AEROSPACE & DEFENSE – 1.9%

Airbus SE	2,411	$340,822

BAE Systems PLC	35,653	236,869

BWX Technologies, Inc.	15,333	826,602

Huntington Ingalls Industries, Inc.	268	61,184

Lockheed Martin Corp.	1,994	722,167

Moog, Inc., Class A	3,106	253,015

Safran SA	2,885	414,174

United Technologies Corp.	4,497	600,799

TOTAL AEROSPACE & DEFENSE		$3,455,632

AIR FREIGHT & LOGISTICS – 0.6%

bpost SA	7,372	68,547

CTT-Correios de Portugal SA	16,447	35,038

Expeditors International of Washington, Inc.	6,377	486,884

FedEx Corp.	633	107,945

PostNL NV	38,535	65,964

Royal Mail PLC	3,173	8,103

United Parcel Service, Inc., Class B	3,122	372,985

TOTAL AIR FREIGHT & LOGISTICS		$1,145,466

AIRLINES – 0.2%

Air France-KLM*	2,818	29,376

Hawaiian Holdings, Inc.	5,023	130,548

Japan Airlines Co. Ltd.	3,870	121,190

SAS AB*	58,972	80,423

TOTAL AIRLINES		$361,537

AUTO COMPONENTS – 0.7%

Aisan Industry Co. Ltd.	5,035	33,687

Autoliv, Inc.	429	30,952

Exedy Corp.	4,285	87,353

Garrett Motion, Inc.*	48	680

Keihin Corp.	6,225	86,401

Lear Corp.	385	48,810

NGK Spark Plug Co. Ltd.	3,197	61,045

Nissin Kogyo Co. Ltd.	5,672	77,942

NOK Corp.	8,465	124,276

Nokian Renkaat OYJ	430	12,328

Sumitomo Electric Industries Ltd.	9,157	113,299

Sumitomo Riko Co. Ltd.	5,660	43,922

Tachi-S Co. Ltd.	4,200	53,820

Description	Number of Shares	Value

Tokai Rika Co. Ltd.	10,057	$164,737

Toyoda Gosei Co. Ltd.	5,645	103,816

Toyota Industries Corp.	1,977	102,635

TS Tech Co Ltd.	2,332	64,198

Unipres Corp.	5,600	91,172

TOTAL AUTO COMPONENTS		$1,301,073

AUTOMOBILES – 0.8%

Daimler AG	3,429	177,199

Dongfeng Motor Group Co. Ltd., Class H	165,560	147,665

Honda Motor Co. Ltd.	16,005	398,213

Isuzu Motors Ltd.	6,140	67,942

Nissan Motor Co. Ltd.	16,700	108,549

Renault SA	2,298	128,177

Subaru Corp.	3,585	83,553

Suzuki Motor Corp.	4,174	163,239

Yamaha Motor Co. Ltd.	5,968	104,648

TOTAL AUTOMOBILES		$1,379,185

BEVERAGES – 2.3%

Anadolu Efes Biracilik Ve Malt Sanayii AS	13,485	51,744

Asahi Group Holdings Ltd.	1,891	81,909

Coca-Cola Co. (The)	24,435	1,286,014

Coca-Cola European Partners PLC	553	30,570

Coca-Cola HBC AG*	639	21,988

Coca-Cola Icecek AS	4,254	25,300

Constellation Brands, Inc., Class A	552	108,645

Diageo PLC	17,387	725,042

Heineken Holding NV	508	51,332

Heineken NV	6,342	680,425

Monster Beverage Corp.*	5,986	385,917

PepsiCo., Inc.	5,455	697,204

Pernod Ricard SA	535	93,884

TOTAL BEVERAGES		$4,239,974

BIOTECHNOLOGY – 0.3%

Alnylam Pharmaceuticals, Inc.*	592	45,933

Exact Sciences Corp.*	3,013	346,826

Galapagos NV*	1,187	205,957

TOTAL BIOTECHNOLOGY		$598,716

BUILDING PRODUCTS – 1.1%

A.O. Smith Corp.	983	44,677

Assa Abloy AB, Class B	12,501	286,737

Cie de Saint-Gobain	7,092	271,685

July 31, 2019 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Fortune Brands Home & Security, Inc.	4,840	$265,910

Lennox International, Inc.	3,640	933,587

Masco Corp.	1,759	71,714

Owens Corning	853	49,474

Resideo Technologies, Inc.*	80	1,509

TOTAL BUILDING PRODUCTS		$1,925,293

CAPITAL MARKETS – 2.7%

Ameriprise Financial, Inc.	464	67,517

Banca Generali SpA	6,207	180,717

BlackRock, Inc.	625	292,300

Charles Schwab Corp. (The)	12,946	559,526

CME Group, Inc.	1,536	298,629

E*TRADE Financial Corp.	5,297	258,441

FactSet Research Systems, Inc.	1,453	402,917

Franklin Resources, Inc.	1,442	47,052

GAM Holding AG*	10,438	45,701

Hamilton Lane, Inc., Class A	5,138	301,601

Ichiyoshi Securities Co. Ltd.	5,630	37,170

Intercontinental Exchange, Inc.	6,184	543,326

Jafco Co. Ltd.	2,290	84,893

Julius Baer Group Ltd.*	3,699	158,068

London Stock Exchange Group PLC	1,553	124,724

Moody’s Corp.	1,220	261,495

Nomura Holdings, Inc.	38,700	124,390

Partners Group Holding AG	70	55,670

Schroders PLC	452	16,305

SEI Investments Co.	673	40,104

St James’s Place PLC	1,533	18,293

T. Rowe Price Group, Inc.	648	73,477

TD Ameritrade Holding Corp.	10,731	548,354

UBS Group AG*	38,593	430,769

Uranium Participation Corp.*	12,120	39,763

TOTAL CAPITAL MARKETS		$5,011,202

CHEMICALS – 1.5%

ADEKA Corp.	6,271	91,721

Air Liquide SA	867	119,678

Air Products & Chemicals, Inc.	528	120,527

China BlueChemical Ltd., Class H	233,730	64,082

Chr Hansen Holding A/S	255	22,266

Croda International PLC	366	20,790

Daicel Corp.	11,803	99,878

Dow, Inc.	5,200	251,888

Ecolab, Inc.	311	62,738

EMS-Chemie Holding AG	60	37,499

JSR Corp.	19,528	322,503

Linde PLC	2,452	469,019

LyondellBasell Industries NV, Class A	775	64,860

Description	Number of Shares	Value

Mitsubishi Gas Chemical Co., Inc.	4,200	$55,891

Nitto Denko Corp.	1,150	56,637

Sherwin-Williams Co. (The)	1,379	707,482

Shin-Etsu Chemical Co. Ltd.	1,644	167,385

TOTAL CHEMICALS		$2,734,844

COMMERCIAL BANKS – 2.7%

Bank of Ireland Group PLC	27,502	121,358

Bank of Nova Scotia (The)	8,395	448,125

BPER Banca	27,964	104,045

CaixaBank SA	64,774	160,539

China Construction Bank Corp., Class H	255,000	195,771

Dah Sing Financial Holdings Ltd.	8,015	35,938

DGB Financial Group, Inc.	8,658	54,976

East West Bancorp, Inc.	673	32,311

First Citizens BancShares, Inc., Class A	436	203,621

First Republic Bank	4,566	453,678

Japan Post Bank Co. Ltd.	10,008	97,240

KB Financial Group, Inc. ADR	3,892	140,774

Nordea Bank ABP	22,122	141,919

People’s United Financial, Inc.	952	15,632

PNC Financial Services Group, Inc. (The)	4,260	608,754

Resona Holdings, Inc.	89,300	364,045

San-In Godo Bank Ltd. (The)	5,825	35,186

Sberbank of Russia PJSC ADR	5,787	86,342

Shinhan Financial Group Co. Ltd. ADR	3,506	127,338

Signature Bank	2,983	380,213

Standard Chartered PLC	23,829	196,106

Sumitomo Mitsui Trust Holdings, Inc.	7,351	251,245

Tochigi Bank Ltd. (The)	16,500	26,969

U.S. Bancorp	1,274	72,809

Unicaja Banco SA	84,433	66,495

UniCredit SpA	19,493	229,521

United Overseas Bank Ltd.	8,400	160,043

Zions Bancorp NA	866	39,031

TOTAL COMMERCIAL BANKS		$4,850,024

COMMERCIAL SERVICES & SUPPLIES – 3.0%

ADT, Inc.	25,008	158,801

Aeon Delight Co. Ltd.	2,389	71,183

Babcock International Group PLC	19,785	114,016

Cimpress NV*	1,007	97,125

Cintas Corp.	7,561	1,969,187

Clean Harbors, Inc.*	8,095	629,872

Copart, Inc.*	5,985	464,017

Dai Nippon Printing Co. Ltd.	5,259	110,305

Edenred	7,543	378,521

Relia, Inc.	5,400	63,791

Republic Services, Inc.	1,519	134,659

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	25

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Rollins, Inc.	889	$29,808

Secom Co. Ltd.	2,515	197,103

Serco Group PLC*	37,910	67,932

Societe BIC SA	139	9,687

Toppan Forms Co. Ltd.	8,015	69,820

Waste Connections, Inc.	9,241	838,344

Waste Management, Inc.	515	60,255

TOTAL COMMERCIAL SERVICES & SUPPLIES		$5,464,426

COMMUNICATIONS EQUIPMENT – 1.1%

Cisco Systems, Inc.	4,709	260,879

F5 Networks, Inc.*	363	53,259

Motorola Solutions, Inc.	7,598	1,260,964

Nokia OYJ	65,743	354,333

TOTAL COMMUNICATIONS EQUIPMENT		$1,929,435

CONSTRUCTION & ENGINEERING – 1.4%

China Machinery Engineering Corp., Class H	128,250	54,807

Chiyoda Corp.*	8,570	23,011

Hazama Ando Corp.	16,983	117,070

Implenia AG	1,947	52,152

JGC Corp.	14,721	191,658

Kinden Corp.	3,802	57,515

Kumagai Gumi Co. Ltd.	4,276	114,312

Raubex Group Ltd.	28,625	38,170

Skanska AB, Class B	1,110	20,725

Taisei Corp.	4,271	147,353

Toyo Engineering Corp.*	6,169	31,758

Vinci SA	15,821	1,627,411

TOTAL CONSTRUCTION & ENGINEERING		$2,475,942

CONSTRUCTION MATERIALS – 0.2%

Imerys SA	1,726	72,155

LafargeHolcim Ltd.*	4,088	200,649

Vicat SA	1,608	72,146

TOTAL CONSTRUCTION MATERIALS		$344,950

CONSUMER FINANCE – 0.7%

American Express Co.	4,425	550,337

Credit Acceptance Corp.*	1,449	692,665

Qudian, Inc. ADR*	6,300	57,582

TOTAL CONSUMER FINANCE		$1,300,584

CONTAINERS & PACKAGING – 1.3%

AMVIG Holdings Ltd.	56,000	13,083

Ball Corp.	23,927	1,710,302

International Paper Co.	1,692	74,296

Nampak Ltd.*	90,911	63,071

Packaging Corp. of America	4,760	480,617

TOTAL CONTAINERS & PACKAGING		$2,341,369

Description	Number of Shares	Value

DISTRIBUTORS – 0.1%

Canon Marketing Japan, Inc.	3,150	$60,336

LKQ Corp.*	1,869	50,332

TOTAL DISTRIBUTORS		$110,668

DIVERSIFIED CONSUMER SERVICES – 0.2%

Benesse Holdings, Inc.	2,005	46,927

Service Corp. International	8,380	386,653

TOTAL DIVERSIFIED CONSUMER SERVICES		$433,580

DIVERSIFIED FINANCIAL SERVICES – 2.3%

Berkshire Hathaway, Inc., Class B*	5,208	1,069,879

BNP Paribas SA	5,315	248,743

G-Resources Group Ltd.*	1,865,400	13,266

Groupe Bruxelles Lambert SA	413	38,936

HDFC Bank Ltd. ADR	2,142	246,287

HSBC Holdings PLC	69,270	554,749

ING Groep NV	36,111	400,680

JPMorgan Chase & Co.	1,602	185,832

Mitsubishi UFJ Financial Group, Inc.	120,374	594,528

Mizuho Financial Group, Inc.	320,623	455,067

Societe Generale SA	6,924	169,602

Standard Life Aberdeen PLC	5,770	20,928

Sumitomo Mitsui Financial Group, Inc.	7,485	261,749

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,260,246

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.3%

BCE, Inc.	7,303	330,013

BT Group PLC	65,981	154,551

Cellnex Telecom SA*	7,119	266,239

China Telecom Corp. Ltd., Class H	264,060	117,779

China Unicom Hong Kong Ltd.	183,660	178,932

Deutsche Telekom AG	6,664	109,164

Elisa OYJ	465	21,842

Hellenic Telecommunications Organization SA	7,309	100,500

KT Corp. ADR	12,790	150,922

Magyar Telekom Telecommunications PLC ADR	9,900	71,379

Nippon Telegraph & Telephone Corp.	5,885	265,596

Orange SA	5,133	76,084

Swisscom AG	109	52,826

Telefonica Deutschland Holding AG	3,440	8,661

Telenor ASA	7,921	160,503

Verizon Communications, Inc.	5,689	314,431

Zayo Group Holdings, Inc.*	1,460	49,246

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,428,668

ELECTRIC UTILITIES – 1.5%

Alliant Energy Corp.	546	27,049

July 31, 2019 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

American Electric Power Co., Inc.	618	$54,267

Avangrid, Inc.	10,225	516,874

Chugoku Electric Power Co., Inc. (The)	7,566	94,418

Duke Energy Corp.	689	59,750

Edison International	8,833	658,412

EDP - Energias de Portugal SA	76,757	280,979

Entergy Corp.	345	36,439

Eversource Energy	532	40,358

Exelon Corp.	1,109	49,972

NextEra Energy, Inc.	388	80,382

OGE Energy Corp.	5,397	231,801

Pinnacle West Capital Corp.	275	25,086

Power Assets Holdings Ltd.	43,867	313,529

Red Electrica Corp. SA	1,161	21,889

Southern Co. (The)	1,096	61,595

SSE PLC	3,668	48,901

Terna Rete Elettrica Nazionale SpA	3,928	23,921

Xcel Energy, Inc.	2,783	165,895

TOTAL ELECTRIC UTILITIES		$2,791,517

ELECTRICAL EQUIPMENT – 0.7%

ABB Ltd.	14,735	278,155

Acuity Brands, Inc.	344	46,172

AMETEK, Inc.	5,387	482,729

Cosel Co. Ltd	2,000	19,832

Eaton Corp. PLC	1,050	86,300

Emerson Electric Co.	1,316	85,382

Legrand SA	895	63,045

Mitsubishi Electric Corp.	7,870	102,788

Sensata Technologies Holding PLC*	1,094	51,888

Ushio, Inc.	6,635	84,652

Zumtobel Group AG*	6,477	54,160

TOTAL ELECTRICAL EQUIPMENT		$1,355,103

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	1,115	104,052

Citizen Watch Co. Ltd.	22,030	109,631

Enplas Corp.	1,500	47,908

Foxconn Technology Co. Ltd.	43,670	89,725

Hexagon AB, Class B	595	28,829

Ibiden Co. Ltd.	3,250	57,942

Innolux Corp.	334,600	77,362

Kyocera Corp.	1,083	66,006

Nichicon Corp.	10,655	87,685

Nippon Chemi-Con Corp.	2,860	43,773

Zebra Technologies Corp., Class A*	1,854	390,990

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,103,903

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 0.3%

Drilling Co. of 1972 A/S (The)*	292	$19,810

Fugro NV*	5,534	45,170

Helmerich & Payne, Inc.	593	29,460

Saipem SpA*	22,175	109,602

Schlumberger Ltd.	2,056	82,178

Subsea 7 SA	13,702	146,859

Trican Well Service Ltd.*	26,673	19,604

TOTAL ENERGY EQUIPMENT & SERVICES		$452,683

ENTERTAINMENT – 1.1%

Avex, Inc.	5,465	70,265

DeNA Co. Ltd.	19,392	369,853

Netflix, Inc.*	1,428	461,230

Nexon Co. Ltd.*	32,220	509,994

NHN Corp.*	453	23,774

Sea Ltd. ADR*	8,598	301,790

Spotify Technology SA*	2,218	343,657

Walt Disney Co. (The)	17	2,431

TOTAL ENTERTAINMENT		$2,082,994

FOOD & STAPLES RETAILING – 0.5%

Cawachi Ltd.	2,120	39,394

Costco Wholesale Corp.	866	238,696

J Sainsbury PLC	48,655	116,102

Jeronimo Martins SGPS SA	1,064	17,169

Matsumotokiyoshi Holdings Co. Ltd.	7,895	262,800

METRO AG	2,744	42,208

Sundrug Co. Ltd.	3,653	101,002

Sysco Corp.	631	43,268

TOTAL FOOD & STAPLES RETAILING		$860,639

FOOD PRODUCTS – 1.9%

Archer-Daniels-Midland Co.	4,521	185,723

Associated British Foods PLC	894	26,276

Chocoladefabriken Lindt & Spruengli AG	9	66,306

Chocoladefabriken Lindt & Spruengli AG	1	82,724

Conagra Brands, Inc.	12,159	351,030

Danone SA	2,011	174,420

Hershey Co. (The)	2,866	434,887

Hormel Foods Corp.	1,259	51,606

Ingredion, Inc.	2,997	231,638

Kerry Group PLC, Class A	317	36,885

Kraft Heinz Co. (The)	5,530	177,015

Lamb Weston Holdings, Inc.	5,946	399,096

Mondelez International, Inc., Class A	1,396	74,672

Nestle SA	7,424	787,591

Nisshin Seifun Group, Inc.	4,581	86,573

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	27

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,700	$22,143

Viscofan SA	6,744	330,103

TOTAL FOOD PRODUCTS		$3,518,688

GAS UTILITIES – 0.7%

Atmos Energy Corp.	258	28,132

Rubis SCA	12,991	732,044

Tokyo Gas Co. Ltd.	6,394	159,605

UGI Corp.	7,790	397,991

TOTAL GAS UTILITIES		$1,317,772

HEALTH CARE EQUIPMENT & SUPPLIES – 3.2%

Alcon, Inc.*	2,064	119,525

Baxter International, Inc.	5,083	426,820

Coloplast A/S, Class B	275	32,119

Danaher Corp.	2,477	348,019

Haemonetics Corp.*	3,218	392,853

Hologic, Inc.*	7,849	402,261

IDEXX Laboratories, Inc.*	369	104,076

Insulet Corp.*	3,586	440,863

Koninklijke Philips NV	17,419	817,139

Medtronic PLC	7,913	806,651

Penumbra, Inc.*	2,532	424,363

Smith & Nephew PLC	17,146	388,166

STERIS PLC	5,113	761,121

Sysmex Corp.	3,999	290,340

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$5,754,316

HEALTH CARE PROVIDERS & SERVICES – 1.7%

AmerisourceBergen Corp.	2,964	258,313

CVS Health Corp.	238	13,297

HCA Healthcare, Inc.	8,287	1,106,397

Laboratory Corp. of America Holdings*	2,568	430,191

Quest Diagnostics, Inc.	2,205	225,086

UnitedHealth Group, Inc.	2,383	593,391

Universal Health Services, Inc., Class B	3,010	454,089

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,080,764

HEALTH CARE TECHNOLOGY – 0.0%**

AGFA-Gevaert NV*	18,179	73,217

HOTELS, RESTAURANTS & LEISURE – 2.0%

Carnival Corp.	2,855	134,842

Carnival PLC	458	20,674

Choice Hotels International, Inc.	9,344	801,809

Compass Group PLC	46,064	1,165,445

Darden Restaurants, Inc.	478	58,106

Flutter Entertainment PLC*	250	19,747

Las Vegas Sands Corp.	4,395	265,634

Description	Number of Shares	Value

Marriott Vacations Worldwide Corp.	2,941	$300,658

McDonald’s Corp.	3,545	747,002

Norwegian Cruise Line Holdings Ltd.*	1,265	62,542

Royal Caribbean Cruises Ltd.	757	88,069

Vail Resorts, Inc.	232	57,193

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,721,721

HOUSEHOLD DURABLES – 1.2%

Barratt Developments PLC	3,111	24,288

Berkeley Group Holdings PLC (The)	423	19,895

Funai Electric Co. Ltd.*	8,930	63,474

Garmin Ltd.	597	46,918

Lennar Corp., Class A	6,332	301,213

Newell Brands, Inc.	4,348	61,698

Nikon Corp.	4,985	67,306

NVR, Inc.*	308	1,029,995

Persimmon PLC	804	19,616

PulteGroup, Inc.	1,899	59,837

Sekisui Chemical Co. Ltd.	9,872	145,918

Sekisui House Ltd.	10,006	168,235

Taylor Wimpey PLC	19,781	38,758

Token Corp.	1,010	57,979

TOTAL HOUSEHOLD DURABLES		$2,105,130

HOUSEHOLD PRODUCTS – 1.3%

Colgate-Palmolive Co.	11,155	800,260

Procter & Gamble Co. (The)	8,818	1,040,877

Reckitt Benckiser Group PLC	7,709	595,932

TOTAL HOUSEHOLD PRODUCTS		$2,437,069

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 0.1%

China Longyuan Power Group Corp. Ltd., Class H	309,400	189,195

Uniper SE	681	20,981

TOTAL INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS		$210,176

INDUSTRIAL CONGLOMERATES – 0.1%

DCC PLC	279	23,528

Honeywell International, Inc.	520	89,679

Smiths Group PLC	1,220	24,263

TOTAL INDUSTRIAL CONGLOMERATES		$137,470

INSURANCE – 7.8%

Admiral Group PLC	710	18,672

Aflac, Inc.	2,799	147,339

Ageas	3,184	170,938

AIA Group Ltd.	162,407	1,662,360

Alleghany Corp.*	406	278,406

July 31, 2019 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Allianz SE	665	$154,286

Allstate Corp. (The)	443	47,578

American Financial Group, Inc.	180	18,428

Arthur J Gallagher & Co.	9,391	849,228

Assicurazioni Generali SpA	19,167	357,472

Aviva PLC	11,598	56,942

Baloise Holding AG	261	47,141

Chubb Ltd.	3,637	555,879

Cincinnati Financial Corp.	2,980	319,843

CNO Financial Group, Inc.	13,567	229,418

Dai-ichi Life Holdings, Inc.	9,595	141,057

Direct Line Insurance Group PLC	4,610	18,033

Enstar Group Ltd.*	2,561	453,681

Everest Re Group Ltd.	195	48,095

Fairfax Financial Holdings Ltd.	1,229	569,383

Fidelity National Financial, Inc.	1,176	50,427

Hannover Rueck SE	492	76,721

Intact Financial Corp.	13,306	1,240,267

Legal & General Group PLC	30,126	95,539

Mapfre SA	4,912	13,522

Markel Corp.*	1,291	1,438,084

Marsh & McLennan Cos., Inc.	580	57,304

MetLife, Inc.	2,000	98,840

MS&AD Insurance Group Holdings, Inc.	12,675	415,468

Muenchener Rueckversicherungs AG	219	52,190

Ping An Insurance Group Co. of China Ltd., Class H	22,992	270,979

Principal Financial Group, Inc.	1,040	60,362

Progressive Corp. (The)	1,371	111,024

Prudential PLC	4,953	101,904

RSA Insurance Group PLC	2,877	19,568

Sampo OYJ, Class A	2,165	89,899

Shin Kong Financial Holding Co. Ltd.	214,657	62,047

Sony Financial Holdings, Inc.	31,941	773,832

Swiss Life Holding AG	144	69,586

Swiss Re AG	483	46,772

T&D Holdings, Inc.	29,568	332,044

Tokio Marine Holdings, Inc.	10,339	548,805

Tongyang Life Insurance Co. Ltd.	10,682	34,876

Torchmark Corp.	6,803	621,250

Travelers Cos., Inc. (The)	652	95,596

Tryg A/S	570	17,397

White Mountains Insurance Group Ltd.	357	384,132

Willis Towers Watson PLC	2,098	409,572

WR Berkley Corp.	372	25,813

Zurich Insurance Group AG	1,552	539,835

TOTAL INSURANCE		$14,297,834

Description	Number of Shares	Value

INTERACTIVE MEDIA & SERVICES – 0.9%

Auto Trader Group PLC	3,095	$20,317

Gree, Inc.	23,270	109,236

Pinterest, Inc., Class A*	18,629	540,055

Tencent Holdings Ltd.	4,553	212,138

Twitter, Inc.*	2,836	119,991

Yahoo Japan Corp.	121,469	355,774

Yandex NV, Class A*	4,912	192,649

TOTAL INTERACTIVE MEDIA & SERVICES		$1,550,160

INTERNET & CATALOG RETAIL – 0.9%

Alibaba Group Holding Ltd. ADR*	1,439	249,105

Amazon.com, Inc.*	466	869,919

eBay, Inc.	6,573	270,742

Qliro Group AB*	21,589	25,029

ZOZO, Inc.	11,300	214,283

TOTAL INTERNET & CATALOG RETAIL		$1,629,078

IT SERVICES – 4.4%

Accenture PLC, Class A	3,099	596,805

Amdocs Ltd.	4,522	289,363

Automatic Data Processing, Inc.	4,810	800,961

Black Knight, Inc.*	8,897	563,358

Capgemini SE	4,883	619,969

DTS Corp.	2,736	59,806

DXC Technology Co.	15,590	869,454

Fidelity National Information Services, Inc.	6,850	912,763

Fiserv, Inc.*	1,944	204,956

FleetCor Technologies, Inc.*	1,823	518,042

Fujitsu Ltd.	1,588	123,925

GoDaddy, Inc., Class A*	4,713	345,840

Jack Henry & Associates, Inc.	175	24,448

Mastercard, Inc., Class A	1,324	360,485

Pagseguro Digital Ltd., Class A*	5,615	244,140

Paychex, Inc.	2,275	188,939

PayPal Holdings, Inc.*	1,376	151,910

Perspecta, Inc.	7,803	182,044

Sabre Corp.	1,992	46,832

Sopra Steria Group	182	23,422

Total System Services, Inc.	814	110,476

Visa, Inc., Class A	2,833	504,274

Western Union Co. (The)	2,217	46,557

Worldline SA*	3,930	280,833

TOTAL IT SERVICES		$8,069,602

LIFE SCIENCES TOOLS & SERVICES – 0.1%

Agilent Technologies, Inc.	2,895	200,942

QIAGEN NV*	635	24,103

TOTAL LIFE SCIENCES TOOLS & SERVICES		$225,045

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	29

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

MACHINERY – 2.0%

Amada Holdings Co. Ltd.	5,185	$57,007

Cummins, Inc.	475	77,900

Deere & Co.	2,068	342,564

Dover Corp.	2,678	259,364

Hisaka Works Ltd.	4,400	34,531

IDEX Corp.	6,241	1,049,861

Japan Steel Works Ltd. (The)	10,185	177,338

Kone OYJ, Class B	6,462	368,164

Mitsubishi Heavy Industries Ltd.	3,482	143,637

PACCAR, Inc.	8,498	596,050

Schindler Holding AG	304	70,082

Schindler Holding AG	217	48,818

Snap-on, Inc.	356	54,329

Tadano Ltd.	3,350	30,121

Takuma Co. Ltd.	5,610	66,569

THK Co. Ltd.	6,300	158,774

Toshiba Machine Co. Ltd.	2,468	54,289

TOTAL MACHINERY		$3,589,398

MARINE – 0.4%

AP Moeller - Maersk A/S, Class B	145	162,813

D/S Norden A/S	5,488	82,119

Kuehne + Nagel International AG	2,381	350,586

Pacific Basin Shipping Ltd.	401,000	82,324

TOTAL MARINE		$677,842

MEDIA – 0.5%

Criteo SA ADR*	1,959	37,162

Fox Corp., Class A	990	36,947

Fuji Media Holdings, Inc.	4,065	52,889

Gendai Agency, Inc.	1,600	6,352

Interpublic Group of Cos., Inc. (The)	1,873	42,929

Metropole Television SA	4,955	85,958

Nippon Television Holdings, Inc.	18,627	256,404

Omnicom Group, Inc.	1,137	91,210

RTL Group SA*	189	9,402

Sirius XM Holdings, Inc.	9,274	58,055

Television Francaise 1	11,269	112,904

TV Asahi Holdings Corp.	4,935	80,954

TOTAL MEDIA		$871,166

METALS & MINING – 1.3%

Acacia Mining PLC*	22,442	61,044

Anglo American Platinum Ltd.	1,402	83,228

Anglo American PLC	8,154	199,809

Antofagasta PLC	17,321	195,430

Asahi Holdings, Inc.	5,555	115,348

Description	Number of Shares	Value

Barrick Gold Corp.	10,183	$165,499

Boliden AB	788	17,870

Centerra Gold, Inc.*	15,278	122,011

Chubu Steel Plate Co. Ltd.	2,000	11,733

Eldorado Gold Corp.*	7,304	56,241

Gold Fields Ltd.	25,799	131,766

Harmony Gold Mining Co. Ltd ADR*	26,864	65,548

Hitachi Metals Ltd.	12,820	134,781

IAMGOLD Corp.*	7,828	28,416

Impala Platinum Holdings Ltd.*	20,281	108,196

Kinross Gold Corp.*	19,166	77,047

Kyoei Steel Ltd.	5,625	95,275

Nakayama Steel Works Ltd.	8,490	37,400

Neturen Co. Ltd.	2,965	22,864

Norsk Hydro ASA	35,464	120,623

Northern Dynasty Minerals Ltd.*	2,780	2,191

Pacific Metals Co. Ltd.	2,177	41,273

Petra Diamonds Ltd.*	86,797	11,780

Resolute Mining Ltd.	46,622	55,539

Salzgitter AG	3,877	83,692

SEMAFO, Inc.*	13,421	53,794

Tokyo Steel Manufacturing Co. Ltd.	12,760	96,926

Western Areas Ltd.	44,861	66,584

Yamato Kogyo Co. Ltd.	7,521	194,563

TOTAL METALS & MINING		$2,456,471

MULTILINE RETAIL – 0.6%

B&M European Value Retail SA	41,829	187,754

Dollar General Corp.	1,006	134,824

Marks & Spencer Group PLC	32,308	81,204

Marui Group Co. Ltd.	27,460	593,270

Next PLC	372	27,383

Target Corp.	1,542	133,229

TOTAL MULTILINE RETAIL		$1,157,664

MULTI-UTILITIES – 1.0%

Ameren Corp.	1,673	126,629

CenterPoint Energy, Inc.	894	25,935

Centrica PLC	85,876	79,056

CMS Energy Corp.	566	32,953

Consolidated Edison, Inc.	466	39,591

Dominion Energy, Inc.	5,160	383,336

DTE Energy Co.	299	38,006

E.ON SE	8,149	81,155

Engie SA	10,602	163,160

National Grid PLC	58,034	594,807

Public Service Enterprise Group, Inc.	734	41,948

RWE AG	4,550	122,936

Sempra Energy	341	46,182

July 31, 2019 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

WEC Energy Group, Inc.	508	$43,414

TOTAL MULTI-UTILITIES		$1,819,108

OIL, GAS & CONSUMABLE FUELS – 3.2%

Advantage Oil & Gas Ltd.*	28,642	41,016

ARC Resources Ltd.	7,884	40,322

BP PLC	49,043	324,506

Cameco Corp.	5,900	54,181

Canadian Natural Resources Ltd.	8,945	226,130

Chevron Corp.	1,767	217,535

Diamondback Energy, Inc.	2,392	247,405

Eni SpA	21,497	335,812

Exxon Mobil Corp.	6,080	452,109

Galp Energia SGPS SA	11,578	180,248

Gazprom PJSC ADR	23,173	169,395

Idemitsu Kosan Co. Ltd.	3,831	105,572

Imperial Oil Ltd.	8,777	240,340

Inpex Corp.	15,210	133,397

Japan Petroleum Exploration Co. Ltd.	5,090	110,819

Kinder Morgan, Inc.	8,834	182,157

LUKOIL PJSC ADR	1,117	90,980

Occidental Petroleum Corp.	1,399	71,853

Painted Pony Energy Ltd.*	19,785	13,942

Pembina Pipeline Corp.	6,150	223,184

Phillips 66	1,500	153,840

Royal Dutch Shell PLC, Class B	20,448	645,851

Surgutneftegas PJSC ADR	30,295	126,353

Targa Resources Corp.	904	35,175

TC Energy Corp.	6,158	301,508

TOTAL SA	15,314	793,729

Tourmaline Oil Corp.	3,565	47,000

Valero Energy Corp.	869	74,082

Williams Cos., Inc. (The)	3,806	93,780

YPF SA ADR	5,417	89,110

TOTAL OIL, GAS & CONSUMABLE FUELS		$5,821,331

PAPER & FOREST PRODUCTS – 0.1%

Louisiana-Pacific Corp.	5,905	154,357

UPM-Kymmene OYJ	1,000	26,955

TOTAL PAPER & FOREST PRODUCTS		$181,312

PERSONAL PRODUCTS – 0.6%

Beiersdorf AG	700	81,122

L’Oreal SA	729	195,055

Unilever NV	10,948	634,587

Unilever PLC	2,176	130,913

TOTAL PERSONAL PRODUCTS		$1,041,677

PHARMACEUTICALS – 4.9%

Astellas Pharma, Inc.	10,200	144,553

Description	Number of Shares	Value

AstraZeneca PLC ADR	13,883	$602,661

AstraZeneca PLC	5,177	447,261

Bristol-Myers Squibb Co.	2,355	104,586

Eisai Co. Ltd.	1,095	59,182

GlaxoSmithKline PLC	4,069	84,151

H Lundbeck A/S	280	10,794

Jazz Pharmaceuticals PLC*	359	50,037

Johnson & Johnson	8,419	1,096,322

Kyowa Kirin Co. Ltd.	6,600	108,775

Merck & Co., Inc.	8,680	720,353

Nippon Shinyaku Co. Ltd.	4,900	353,097

Novartis AG	27,928	2,560,966

Novo Nordisk A/S, Class B	1,555	74,670

Ono Pharmaceutical Co. Ltd.	19,562	354,917

Orion OYJ, Class B	451	15,429

Pfizer, Inc.	17,242	669,679

Roche Holding AG	4,057	1,085,918

Sanofi	936	77,999

Takeda Pharmaceutical Co. Ltd.	6,845	235,577

TOTAL PHARMACEUTICALS		$8,856,927

PROFESSIONAL SERVICES – 1.0%

Adecco Group AG	3,747	204,433

CoStar Group, Inc.*	547	336,624

Experian PLC	10,644	322,824

Hays PLC	34,197	63,865

IHS Markit Ltd.*	639	41,164

Intertek Group PLC	418	28,936

Outsourcing, Inc.	26,200	311,876

RELX PLC	6,335	150,473

Robert Half International, Inc.	562	33,950

SGS SA	20	49,389

SThree PLC	9,995	34,291

TransUnion	970	80,306

Verisk Analytics, Inc.	714	108,328

Wolters Kluwer NV	543	39,360

TOTAL PROFESSIONAL SERVICES		$1,805,819

REAL ESTATE INVESTMENT TRUSTS – 4.3%

Alexandria Real Estate Equities, Inc.	211	30,882

American Tower Corp.	13,121	2,776,666

AvalonBay Communities, Inc.	207	43,219

British Land Co. PLC (The)	10,668	65,857

Brixmor Property Group, Inc.	15,023	285,137

Camden Property Trust	3,122	323,783

Covivio	294	30,056

Crown Castle International Corp.	2,638	351,540

Daiwa House REIT Investment Corp.	46	112,587

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	31

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Equity Residential	555	$43,784

Gaming and Leisure Properties, Inc.	15,744	593,706

Gecina SA	146	22,332

ICADE	165	14,337

Japan Prime Realty Investment Corp.	22	97,253

Japan Real Estate Investment Corp.	24	150,124

Japan Retail Fund Investment Corp.	58	116,854

Land Securities Group PLC	10,888	105,371

LaSalle Logiport REIT	125	156,304

Liberty Property Trust	403	21,077

Mid-America Apartment Communities, Inc.	250	29,460

Nippon Building Fund, Inc.	22	154,418

Nomura Real Estate Master Fund, Inc.	81	128,693

Park Hotels & Resorts, Inc.	8,391	221,606

Public Storage	5,703	1,384,460

Realty Income Corp.	526	36,404

Segro PLC	5,127	47,570

Simon Property Group, Inc.	836	135,599

STORE Capital Corp.	7,617	260,578

UDR, Inc.	618	28,465

Unibail-Rodamco-Westfield	374	50,045

United Urban Investment Corp.	67	113,356

TOTAL REAL ESTATE INVESTMENT TRUSTS		$7,931,523

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%

CBRE Group, Inc., Class A*	1,617	85,717

Daito Trust Construction Co. Ltd.	738	95,167

Mitsubishi Estate Co. Ltd.	7,000	128,849

Nexity SA	4,126	198,104

Swiss Prime Site AG*	418	36,803

Vonovia SE	1,460	71,284

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$615,924

ROAD & RAIL – 3.1%

AMERCO	1,795	694,665

Canadian National Railway Co.	21,126	1,999,591

Central Japan Railway Co.	1,361	273,578

East Japan Railway Co.	2,916	267,324

Firstgroup PLC*	41,252	57,419

Genesee & Wyoming, Inc., Class A*	9,603	1,054,505

Go-Ahead Group PLC (The)	2,093	54,107

Hankyu Hanshin Holdings, Inc.	4,076	143,102

Kansas City Southern	1,200	148,488

Keisei Electric Railway Co. Ltd.	2,996	110,125

Kintetsu Group Holdings Co. Ltd.	3,026	143,472

Kyushu Railway Co.	3,667	104,480

Nagoya Railroad Co. Ltd.	4,178	115,019

Odakyu Electric Railway Co. Ltd.	5,626	125,607

Old Dominion Freight Line, Inc.	401	66,959

Description	Number of Shares	Value

Tobu Railway Co. Ltd.	4,139	$117,678

West Japan Railway Co.	2,348	192,201

TOTAL ROAD & RAIL		$5,668,320

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.2%

Advanced Micro Devices, Inc.*	14,477	440,825

Broadcom, Inc.	625	181,244

Entegris, Inc.	5,431	236,303

Intel Corp.	6,110	308,860

Lam Research Corp.	429	89,494

Marvell Technology Group Ltd.	43,906	1,152,972

Maxim Integrated Products, Inc.	961	56,882

MediaTek, Inc.	8,265	82,668

Miraial Co. Ltd.	1,700	21,905

NXP Semiconductors NV	510	52,729

QUALCOMM, Inc.	7,453	545,261

Skyworks Solutions, Inc.	4,299	366,619

Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	189,130

Texas Instruments, Inc.	1,844	230,518

Tokyo Seimitsu Co. Ltd.	2,745	76,974

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$4,032,384

SOFTWARE – 2.2%

Constellation Software, Inc.	1,227	1,167,398

Guidewire Software, Inc.*	2,402	245,196

Microsoft Corp.	4,298	585,688

Mimecast Ltd.*	5,026	239,238

Open Text Corp.	7,505	319,938

ServiceNow, Inc.*	1,420	393,894

Splunk, Inc.*	2,288	309,589

SS&C Technologies Holdings, Inc.	8,256	395,875

Workday, Inc., Class A*	1,924	384,762

TOTAL SOFTWARE		$4,041,578

SPECIALTY RETAIL – 2.0%

AutoZone, Inc.*	119	133,642

Best Buy Co., Inc.	820	62,755

Burlington Stores, Inc.*	1,721	311,071

Camping World Holdings, Inc., Class A	17,046	199,949

CarMax, Inc.*	7,609	667,766

CECONOMY AG*	13,221	84,722

Gap, Inc. (The)	1,225	23,887

Halfords Group PLC	22,093	51,296

Hennes & Mauritz AB, Class B	2,038	35,533

Home Depot, Inc. (The)	1,505	321,603

Industria de Diseno Textil SA	3,084	92,280

Kingfisher PLC	53,996	145,783

L Brands, Inc.	1,244	32,282

July 31, 2019 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Lowe’s Cos., Inc.	1,792	$181,709

Nishimatsuya Chain Co. Ltd.	13,735	110,735

O’Reilly Automotive, Inc.*	316	120,320

Ross Stores, Inc.	1,261	133,704

Shimamura Co. Ltd.	2,253	159,307

TJX Cos., Inc. (The)	6,716	366,425

Tractor Supply Co.	770	83,784

Ulta Beauty, Inc.*	305	106,521

USS Co. Ltd.	5,492	108,758

Xebio Holdings Co. Ltd.	6,685	74,019

TOTAL SPECIALTY RETAIL		$3,607,851

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.4%

Acer, Inc.	148,840	89,896

Canon, Inc.	4,755	128,962

Compal Electronics, Inc. GDR	44,630	137,068

HP, Inc.	3,709	78,037

Maxell Holdings Ltd.	4,350	55,611

Melco Holdings, Inc.	400	10,430

Neopost SA	3,841	77,176

Western Digital Corp.	4,223	227,577

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$804,757

TEXTILES, APPAREL & LUXURY GOODS – 0.9%

361 Degrees International Ltd.	191,130	34,332

adidas AG	232	73,949

Daphne International Holdings Ltd.*	217,140	4,483

Geox SpA	17,848	25,067

HUGO BOSS AG	227	14,267

NIKE, Inc., Class B	9,765	840,083

Sanyo Shokai Ltd.	3,470	48,918

Tapestry, Inc.	7,114	220,036

Under Armour, Inc., Class A*	16,034	369,904

Under Armour, Inc., Class C*	680	13,831

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,644,870

TOBACCO – 0.9%

Altria Group, Inc.	2,547	119,887

British American Tobacco PLC	5,751	204,923

Imperial Brands PLC	9,839	249,715

Japan Tobacco, Inc.	18,318	403,614

Philip Morris International, Inc.	6,957	581,675

Swedish Match AB	490	18,695

TOTAL TOBACCO		$1,578,509

TRADING COMPANIES & DISTRIBUTORS – 1.1%

Brenntag AG	8,082	394,738

Bunzl PLC	840	21,894

Fastenal Co.	15,677	482,852

Description	Number of Shares	Value

Ferguson PLC	5,374	$399,895

ITOCHU Corp.	21,653	412,289

Mitsubishi Corp.	5,249	140,948

Rexel SA	11,803	131,792

SIG PLC	28,756	45,969

TOTAL TRADING COMPANIES & DISTRIBUTORS		$2,030,377

TRANSPORTATION INFRASTRUCTURE – 0.2%

Hamburger Hafen und Logistik AG	2,189	55,183

Kamigumi Co. Ltd.	3,429	78,830

Sydney Airport	49,793	284,211

TOTAL TRANSPORTATION INFRASTRUCTURE		$418,224

WATER UTILITIES – 0.3%

American Water Works Co., Inc.	334	38,337

Guangdong Investment Ltd.	211,640	444,813

TOTAL WATER UTILITIES		$483,150

WIRELESS TELECOMMUNICATION SERVICES – 0.9%

1&1 Drillisch AG	250	7,508

China Mobile Ltd.	41,520	353,102

KDDI Corp.	19,167	500,096

Millicom International Cellular SA	2,798	143,746

MTN Group Ltd.	10,512	82,323

NTT DOCOMO, Inc.	12,160	291,565

Orange Belgium SA	3,711	84,663

Sprint Corp.*	7,110	52,116

VEON Ltd. ADR	28,240	88,391

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,603,510

TOTAL COMMON STOCKS (COST $151,450,592)		$167,607,387

INVESTMENT COMPANY – 0.0%**

EQUITY FUND – 0.0%**

Nomura TOPIX ETF	7,363	108,014

TOTAL INVESTMENT COMPANY (COST $105,601)		$108,014

PREFERRED STOCKS – 0.2%

COMMUNICATION SERVICES – 0.0%**

Telefonica Brasil SA 0.50%	1,300	17,778

CONSUMER DISCRETIONARY – 0.1%

Porsche Automobil Holding SE 2.21%	401	26,284

Volkswagen AG 4.86%	966	160,523

TOTAL CONSUMER DISCRETIONARY		$186,807

CONSUMER STAPLES – 0.0%**

Henkel AG & Co. KGaA 1.85%	353	36,400

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	33

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

UTILITIES – 0.1%

Cia Paranaense de Energia 0.38%	5,800	$75,138

TOTAL PREFERRED STOCKS (COST $278,863)		$316,123

MONEY MARKET FUND – 5.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	9,129,097	9,129,097

TOTAL MONEY MARKET FUND (COST $9,129,097)		$9,129,097

Description	Value

TOTAL INVESTMENTS – 97.0% (COST $160,964,153)	$177,160,621

OTHER ASSETS LESS LIABILITIES – 3.0%	5,397,102

TOTAL NET ASSETS – 100.0%	$182,557,723

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$2,463,767	$991,865	$—	$3,455,632

Air Freight & Logistics	967,814	177,652	—	1,145,466

Airlines	130,548	230,989	—	361,537

Auto Components	80,442	1,220,631	—	1,301,073

Automobiles	—	1,379,185	—	1,379,185

Beverages	2,508,350	1,731,624	—	4,239,974

Biotechnology	392,759	205,957	—	598,716

Building Products	1,366,871	558,422	—	1,925,293

Capital Markets	3,734,502	1,276,700	—	5,011,202

Chemicals	1,676,514	1,058,330	—	2,734,844

Commercial Banks	2,608,628	2,241,396	—	4,850,024

Commercial Services & Supplies	4,382,068	1,082,358	—	5,464,426

Communications Equipment	1,575,102	354,333	—	1,929,435

Construction & Engineering	—	2,475,942	—	2,475,942

Construction Materials	—	344,950	—	344,950

Consumer Finance	1,300,584	—	—	1,300,584

Containers & Packaging	2,265,215	76,154	—	2,341,369

Distributors	50,332	60,336	—	110,668

Diversified Consumer Services	386,653	46,927	—	433,580

Diversified Financial Services	1,501,998	2,758,248	—	4,260,246

Diversified Telecommunication Services	915,991	1,512,677	—	2,428,668

Electric Utilities	2,007,880	783,637	—	2,791,517

Electrical Equipment	752,471	602,632	—	1,355,103

Electronic Equipment, Instruments & Components	495,042	608,861	—	1,103,903

Energy Equipment & Services	131,242	321,441	—	452,683

Entertainment	1,109,108	973,886	—	2,082,994

Food & Staples Retailing	281,964	578,675	—	860,639

Food Products	1,905,667	1,613,021	—	3,518,688

July 31, 2019 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Gas Utilities	$426,123	$891,649	$—	$1,317,772

Health Care Equipment & Supplies	4,107,027	1,647,289	—	5,754,316

Health Care Providers & Services	3,080,764	—	—	3,080,764

Health Care Technology	—	73,217	—	73,217

Hotels, Restaurants & Leisure	2,515,855	1,205,866	—	3,721,721

Household Durables	1,499,661	605,469	—	2,105,130

Household Products	1,841,137	595,932	—	2,437,069

Independent Power & Renewable Electricity Producers	—	210,176	—	210,176

Industrial Conglomerates	89,679	47,791	—	137,470

Insurance	8,109,949	6,187,885	—	14,297,834

Interactive Media & Services	852,695	697,465	—	1,550,160

Internet & Catalog Retail	1,604,049	25,029	—	1,629,078

IT Services	6,961,647	1,107,955	—	8,069,602

Life Sciences Tools & Services	200,942	24,103	—	225,045

Machinery	2,380,068	1,209,330	—	3,589,398

Marine	—	677,842	—	677,842

Media	266,303	604,863	—	871,166

Metals & Mining	570,747	1,885,724	—	2,456,471

Multiline Retail	268,053	889,611	—	1,157,664

Multi-Utilities	777,994	1,041,114	—	1,819,108

Oil, Gas & Consumable Fuels	3,065,044	2,756,287	—	5,821,331

Paper & Forest Products	154,357	26,955	—	181,312

Personal Products	—	1,041,677	—	1,041,677

Pharmaceuticals	3,243,638	5,613,289	—	8,856,927

Professional Services	600,372	1,205,447	—	1,805,819

Real Estate Investment Trusts	6,566,366	1,365,157	—	7,931,523

Real Estate Management & Development	85,717	530,207	—	615,924

Road & Rail	3,964,208	1,704,112	—	5,668,320

Semiconductors & Semiconductor Equipment	3,661,707	370,677	—	4,032,384

Software	4,041,578	—	—	4,041,578

Specialty Retail	2,745,418	862,433	—	3,607,851

Technology Hardware, Storage & Peripherals	442,682	362,075	—	804,757

Textiles, Apparel & Luxury Goods	1,443,854	201,016	—	1,644,870

Tobacco	701,562	876,947	—	1,578,509

Trading Companies & Distributors	482,852	1,547,525	—	2,030,377

Transportation Infrastructure	—	418,224	—	418,224

Water Utilities	38,337	444,813	—	483,150

Wireless Telecommunication Services	140,507	1,463,003	—	1,603,510

Investment Company	—	108,014	—	108,014

Preferred Stocks	92,916	223,207	—	316,123

Money Market Fund	9,129,097	—	—	9,129,097

Total Investments in Securities	$111,144,417	$66,016,204	$—	$177,160,621

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$254,443	$—	$254,443

Total Assets - Other Financial Instruments	$—	$254,443	$—	$254,443

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	35

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(37,520)	$—	$(37,520)

Financial Futures Contracts	(1,702,682)	—	—	(1,702,682)

Total Liabilities - Other Financial Instruments	$(1,702,682)	$(37,520)	$—	$(1,740,202)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.

^	7-Day net yield.

**	Represents less than 0.05%.

     The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

EAFE	Europe, Australasia and the Far East

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NA	National Association

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership with Share Capital

Currency Code	Currency

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound Sterling

HKD	Hong Kong Dollar

JPY	Japanese Yen

SEK	Swedish Krona

At July 31, 2019, the Wilmington Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
8/1/2019	Royal Bank of Canada	137,271 SEK	$14,348	$14,208	$ —	$ (140)
8/1/2019	Morgan Stanley & Co., Inc.	41,036 GBP	49,920	49,904	—	(16)
8/1/2019	State Street Corp.	21,772 CAD	16,563	16,496	—	(67)
8/2/2019	Credit Suisse International	29,216,431 JPY	269,120	268,558	—	(562)
8/2/2019	BNP Paribas SA	22,953 EUR	25,546	25,409	—	(137)
8/2/2019	UBS Securities LLC	16,306 CAD	12,364	12,354	—	(10)
8/2/2019	State Street Corp.	16,306 CAD	12,366	12,355	—	(11)
CONTRACTS SOLD
8/1/2019	Credit Suisse International	4,971,244 JPY	45,780	45,696	84	—
8/1/2019	Bank of New York Mellon	80,090 HKD	10,233	10,231	2	—
8/1/2019	Bank of New York Mellon	3,926 CAD	2,978	2,974	4	—
8/2/2019	BNP Paribas SA	756,113 SEK	78,828	78,262	566	—
8/2/2019	Credit Suisse International	525,796 HKD	67,173	67,167	6	—
8/2/2019	Credit Suisse International	170,016 JPY	1,566	1,563	3	—
8/2/2019	BNP Paribas SA	81,064 EUR	90,223	89,738	485	—
8/2/2019	Credit Suisse International	52,844 GBP	64,596	64,263	333	—
8/5/2019	Goldman Sachs Bank USA	198,594 CHF	200,609	199,683	926	—
8/5/2019	Bank of New York Mellon	409 GBP	497	498	—	(1)
9/18/2019	JP Morgan Chase Bank, N.A.	544,100,000 JPY	5,050,763	5,020,343	30,420	—
9/18/2019	Royal Bank of Canada	5,505,000 CAD	4,138,522	4,175,098	—	(36,576)
9/18/2019	BNP Paribas SA	3,187,000 EUR	3,635,573	3,542,392	93,181	—

July 31, 2019 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD (continued)
9/18/2019	Goldman Sachs Bank USA	2,266,000 GBP	$2,890,952	$2,762,519	$128,433	$ —
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$254,443	$(37,520)

At July 31, 2019, the Wilmington Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
E-Mini Russell 2000 Index	September 2019	125	9,854,375	$ 9,531,969	$ 9,854,375	$—	$ (322,406)
E-Mini S&P 500 Index	September 2019	112	16,700,880	16,297,930	16,700,880	—	(402,950)
E-Mini S&P Mid 400 Index	September 2019	88	17,319,280	16,755,016	17,319,280	—	(564,264)
Euro STOXX 50 Index	September 2019	178	6,162,360EUR	6,801,726	6,899,951	—	(98,225)
FTSE 100 Index	September 2019	51	3,843,105GBP	4,692,475	4,826,499	—	(134,024)
MSCI EAFE Index	September 2019	269	25,357,285	25,269,049	25,357,285	—	(88,236)
S&P TSX 60 Index	September 2019	14	2,739,800CAD	2,032,230	2,042,571	—	(10,341)
TOPIX Index	September 2019	82	1,284,120,000JPY	11,749,583	11,831,819	—	(82,236)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$—	$(1,702,682)
(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

37

Wilmington Real Asset Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Par Value (a)	Value

INFLATION-LINKED & FIXED INCOME SECURITIES – 30.4%

ASSET-BACKED SECURITIES – 1.5%

COLLATERALIZED LOAN OBLIGATION – 0.6%

Crown Point CLO Ltd., Series 2018-5A, Class A, (3 Month USD LIBOR + 0.94%), 3.24%, 7/17/28Δ	200,000	$199,183

Dryden Senior Loan Fund, Series 2012-25A, Class ARR, (3 Month USD LIBOR + 0.90%), 3.20%, 10/15/27Δ	300,000	299,406

Euro-Galaxy CLO BV, Series 2016-5A, Class ARV, (3 Month EURIBOR + 0.82%, Floor 0.82%), 3.00%, 11/10/30Δ	250,000EUR	276,751

Figueroa CLO Ltd., Series 2013-2A, Class A1RR, (3 Month USD LIBOR + 0.85%, Floor 0.85%), 3.24%, 6/20/27Δ	100,000	99,770

Shackleton CLO Ltd., Series 2016-9A, Class AR, (3 Month USD LIBOR + 1.13%, Floor 1.13%), 3.41%, 10/20/28Δ	250,000	250,000

Symphony CLO Ltd., Series 2016-17A, Class AR, (3 Month USD LIBOR + 0.88%), 3.18%, 4/15/28Δ	260,000	259,753

Venture CLO Ltd., Series 2012-12A, Class ARR, (3 Month USD LIBOR + 0.80%, Floor 0.80%), 3.32%, 2/28/26Δ	259,448	258,652

WhiteHorse Ltd., Series 2015-10A, Class A1R, (3 Month USD LIBOR + 0.93%, Floor 0.93%), 3.23%, 4/17/27Δ	258,739	258,068

TOTAL COLLATERALIZED LOAN OBLIGATION		$1,901,583

DIVERSIFIED FINANCIAL SERVICES – 0.2%

Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, (1 Month USD LIBOR + 0.39%, Floor 0.39%), 2.66%, 3/25/36Δ	266,050	265,704

Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, (1 Month USD LIBOR + 0.98%, Floor 0.98%), 3.24%, 5/25/35Δ	545,623	531,319

TOTAL DIVERSIFIED FINANCIAL SERVICES		$797,023

WHOLE LOAN – 0.7%

Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, (1 Month USD LIBOR + 0.22%, Floor 0.22%), 2.49%, 8/25/36Δ	811,587	811,314

Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M2, (1 Month USD LIBOR + 0.95%, Floor 0.95%), 3.21%, 4/25/36Δ	209,390	200,479

LoanCore Issuer Ltd., Series 2019-CRE2, Class A, (1 Month USD LIBOR + 1.13%, Floor 1.13%), 3.46%, 5/09/36Δ	100,000	100,375

Description	Par Value (a)	Value

Navient Student Loan Trust, Series 2016-7A, Class A, (1 Month USD LIBOR + 1.15%), 3.42%, 3/25/66Δ	209,319	$211,903

Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-WF1, Class M2, (1 Month USD LIBOR + 0.29%, Floor 0.29%), 2.56%, 3/25/36Δ	200,000	191,902

Saxon Asset Securities Trust, Series 2005-1, Class M2, (1 Month USD LIBOR + 0.72%, Cap 10.00%, Floor 0.72%), 2.65%, 5/25/35Δ	208,458	195,606

SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36	189,560	190,998

Starwood Commercial Mortgage Trust, Series 2019-FL1, Class A, (1 Month USD LIBOR + 1.08%), 3.37%, 7/15/38Δ	200,000	200,000

TOTAL WHOLE LOAN		$2,102,577

TOTAL ASSET-BACKED SECURITIES (COST $4,523,090)		$4,801,183

CORPORATE BONDS – 1.6%

COMMUNICATION SERVICES – 0.1%

AT&T, Inc.,
Sr. Unsecured,

(3 Month USD LIBOR + 0.75%),
3.27%, 6/01/21Δ	100,000	100,536

5.15%, 2/15/50	100,000	111,308

TOTAL COMMUNICATION SERVICES		$211,844

ENERGY – 0.2%

Enbridge, Inc., Company Guaranteed, (3 Month USD LIBOR + 0.40%), 2.74%, 1/10/20Δ	100,000	100,046

NextEra Energy Capital Holdings, Inc., Company Guaranteed, (3 Month USD LIBOR + 0.32%), 2.84%, 9/03/19Δ	110,000	110,022

Petrobras Global Finance BV, Company Guaranteed,

6.00%, 1/27/28	291,000	318,209

7.38%, 1/17/27	100,000	118,566

TOTAL ENERGY		$646,843

FINANCIALS – 1.2%

Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000	258,479

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.61%, 9/15/20Δ	600,000	605,433

ING Bank NV, Covered Bonds, 2.63%, 12/05/22	200,000	203,523

July 31, 2019 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value (a)	Value

International Lease Finance Corp., Sr. Unsecured, 8.25%, 12/15/20	100,000	$107,370

Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21	300,000	314,692

Jyske Realkredit A/S, Covered Bonds,

1.00%, 10/01/50	2,599,909DKK	380,498

2.50%, 10/01/47	30,612DKK	4,739

Nordea Kredit Realkreditaktieselskab, Covered Bonds,

1.00%, 10/01/50	3,899,923DKK	570,842

2.50%, 10/01/47	358DKK	55

Nykredit Realkredit A/S, Covered Bonds,

1.00%, 10/01/50	4,799,845DKK	701,889

2.50%, 10/01/47	85,114DKK	13,169

Realkredit Danmark A/S, 23S, Covered Bonds, MTN, 2.50%, 7/01/47	50,796DKK	7,849

UBS AG, Sr. Unsecured, (3 Month USD LIBOR + 0.58%), 3.03%, 6/08/20Δ	200,000	200,781

UniCredit SpA, Sr. Unsecured, 7.83%, 12/04/23	400,000	464,707

TOTAL FINANCIALS		$3,834,026

INTERNET SOFTWARE & SERVICES – 0.1%

eBay, Inc., Sr. Unsecured, 2.75%, 1/30/23	100,000	100,795

MULTI-UTILITIES – 0.0%**

Sempra Energy, Sr. Unsecured, (3 Month USD LIBOR + 0.45%), 2.86%, 3/15/21Δ	100,000	99,689

TOBACCO – 0.0%**

BAT Capital Corp., Company Guaranteed, (3 Month USD LIBOR + 0.59%), 3.12%, 8/14/20Δ	100,000	100,217

TOTAL CORPORATE BONDS (COST $4,904,518)		$4,993,414

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 2.0%

GOVERNMENT – 2.0%

Australia Government Bond, Sr. Unsecured,

1.25%, 2/21/22	160,000AUD	130,760

3.00%, 9/20/25	310,000AUD	315,057

French Republic Government Bond OAT,

1.85%, 7/25/27	100,000EUR	157,474

2.10%, 7/25/23	400,000EUR	581,023

2.25%, 7/25/20	400,000EUR	585,540

Japanese Government CPI Linked Bond, Sr. Unsecured, 0.10%, 3/10/28	30,327,600JPY	290,620

Mexican Udibonos, 4.50%, 11/22/35	2,057,969MXN	121,053

Description	Par Value (a)	Value

New Zealand Government Inflation Linked Bond,
Sr. Unsecured, 2.00%, 9/20/25	1,150,000NZD	$901,368

Peruvian Government International Bond, Sr. Unsecured, 5.94%, 2/12/29	200,000PEN	67,714

United Kingdom Gilt Inflation Linked Bond,

1.25%, 11/22/27	878,929GBP	1,482,261

0.13%, 8/10/28	434,847GBP	688,241

1.88%, 11/22/22	801,278GBP	1,144,592

TOTAL GOVERNMENT		$6,465,703

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $6,663,597)		$6,465,703

FOREIGN GOVERNMENT SECURITIES – 0.2%

GOVERNMENT – 0.2%

Argentina Bonar Bonds, (Argentina Deposit Rates Badlar Private Banks + 2.00%), 51.49%, 4/03/22Δ	129,000ARS	2,686

Argentina POM Politica Monetaria, (Argentina Cental Bank + 0.00%), 62.71%, 6/21/20Δ	6,920,000ARS	164,788

Corp. Andina de Fomento, Series 11U, Sr. Unsecured, 3.95%, 10/15/21	5,206,079MXN	268,443

Peru Government Bond, Sr. Unsecured, 6.15%, 8/12/32	700,000PEN	240,908

TOTAL GOVERNMENT		$676,825

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $906,536)		$676,825

MORTGAGE-BACKED SECURITIES – 4.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.5%

Fannie Mae Pool,

3.50%, 9/01/45	136,249	140,285

3.50%, 9/01/46	514,726	534,714

Fannie Mae Pool TBA,

3.50%, 9/01/49	3,000,000	3,070,781

4.00%, 8/01/49	500,000	517,461

4.00%, 9/01/49	1,900,000	1,966,723

Fannie Mae Pool TBA STRIP, 3.50%, 8/01/49	4,470,000	4,576,861

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,806,825

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Ginnie Mae Pool, Series 2018-H15, Class FG,

(12 Month USD LIBOR + 0.15%, Cap 7.50%, Floor 0.15%), 3.03%, 8/20/68Δ	99,783	96,603

(1 Month LIBOR + 0.40% , Cap 6.50%, Floor 0.40%), 2.67%, 2/20/49Δ	294,205	294,339

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$390,942

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	39

Wilmington Real Asset Fund (continued)

Description	Par Value (a)	Value

WHOLE LOAN – 0.7%

Grifonas Finance PLC, Series 1, Class A, (6 Month EURIBOR + 0.28%), 0.05%, 8/28/39Δ	401,672EUR	$412,731

Hawksmoor Mortgages, Series 2019-1A, Class A, (Sterling Overnight Index Average + 1.05%), 0.00%, 5/25/53Δ	300,000GBP	364,830

Sequoia Mortgage Trust, Series 6, Class A, (1 Month USD LIBOR + 0.64%, Cap 11.00%, Floor 0.64%), 2.94%, 4/19/27Δ	486,507	456,857

Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1, (3 Month GBP LIBOR + 1.03%), 1.80%, 10/20/51Δ	300,000GBP	365,601

Trinity Square PLC, Series 2015-1A, Class A, (3 Month GBP LIBOR + 1.15%), 1.92%, 7/15/51Δ	308,797GBP	377,032

WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,

3.60%, 11/25/36Δ	162,978	150,690

4.26%, 3/25/37Δ	56,254	53,287

TOTAL WHOLE LOAN		$2,181,028

TOTAL MORTGAGE-BACKED SECURITIES (COST $13,385,428)		$13,378,795

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 20.8%

U.S. TREASURY INFLATION INDEXED BONDS – 20.8%

U.S. Treasury Inflation Indexed Bond,

0.13%, 4/15/20	608,000	657,324

0.13%, 4/15/21	2,457,000	2,623,590

0.13%, 1/15/22	622,000	697,592

0.13%, 4/15/22	3,609,000	3,762,826

0.13%, 1/15/23	1,603,000	1,765,656

0.13%, 7/15/26	3,181,000	3,380,957

0.25%, 1/15/25	1,988,000	2,149,167

0.25%, 7/15/29	380,000	380,380

0.38%, 7/15/23	1,999,000	2,213,566

0.38%, 7/15/25	4,527,000	4,940,146

0.38%, 1/15/27	989,000	1,057,538

0.38%, 7/15/27	1,310,000	1,387,127

0.50%, 1/15/28	2,468,000	2,608,964

0.63%, 7/15/21	312,000	355,786

0.63%, 4/15/23	300,000	312,207

0.63%, 1/15/24	591,000	658,890

0.63%, 1/15/26	6,788,000	7,493,684

0.63%, 2/15/43	196,000	214,164

0.75%, 7/15/28	1,200,000	1,277,881

0.75%, 2/15/42	839,000	965,056

0.75%, 2/15/45	643,000	699,989

0.88%, 1/15/29	863,000	923,267

0.88%, 2/15/47	962,000	1,052,109

1.00%, 2/15/46	1,324,000	1,516,700

1.00%, 2/15/48	1,124,000	1,242,675

Description	Par Value (a)	Value

1.00%, 2/15/49#	580,000	$634,390

1.25%, 7/15/20	983,000	1,158,944

1.38%, 2/15/44	2,517,000	3,173,472

1.75%, 1/15/28	2,347,000	3,215,193

2.00%, 1/15/26	721,000	1,034,375

2.13%, 2/15/40	190,000	290,542

2.13%, 2/15/41	659,000	1,001,642

2.38%, 1/15/25	1,273,000	1,925,952

2.38%, 1/15/27	594,000	871,333

2.50%, 1/15/29	2,113,000	3,033,577

3.38%, 4/15/32	146,000	288,725

3.63%, 4/15/28	1,868,000	3,795,446

3.88%, 4/15/29	191,000	398,265

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$65,159,097

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $63,713,503)		$65,159,097

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $94,096,672)		$95,475,017

	Number of Shares

REAL ESTATE RELATED SECURITIES – 64.2%

COMMON STOCKS – 11.0%

DIVERSIFIED – 0.1%

Argosy Property Ltd.	61,413	$57,235

Star Mica Holdings Co. Ltd.	1,200	19,866

Stride Property Group	41,068	61,134

TOTAL DIVERSIFIED		$138,235

DIVERSIFIED REAL ESTATE ACTIVITIES – 5.3%

Airport City Ltd.*	6,795	124,612

Allreal Holding AG*	1,074	187,593

CapitaLand Ltd.	212,900	557,759

Chinese Estates Holdings Ltd.	47,000	42,592

City Developments Ltd.	56,000	392,972

Daito Trust Construction Co. Ltd.	6,700	863,987

Daiwa House Industry Co. Ltd.	58,300	1,657,571

DIC Asset AG	3,489	39,335

Far East Consortium International Ltd.	117,000	55,520

Hang Lung Properties Ltd.	176,000	414,316

Heiwa Real Estate Co. Ltd.	4,300	90,303

Hembla AB*	2,744	51,322

Henderson Land Development Co. Ltd.	144,735	748,591

K Wah International Holdings Ltd.	120,000	62,437

Kerry Properties Ltd.	52,000	195,260

Lendlease Group	51,848	513,900

Leopalace21 Corp.*	26,500	55,455

July 31, 2019 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Mitsubishi Estate Co. Ltd.	121,300	$2,232,763

Mitsui Fudosan Co. Ltd.	87,100	1,966,211

Mobimo Holding AG*	592	158,021

New World Development Co. Ltd.	519,000	730,747

Nippon Commercial Development Co. Ltd.	1,200	16,686

Nomura Real Estate Holdings, Inc.	11,000	222,750

OUE Ltd.	34,900	37,987

PATRIZIA AG	3,400	65,680

Property & Building Corp. Ltd.	169	16,938

Quabit Inmobiliaria SA*	9,616	10,056

SAMTY Co. Ltd.	1,500	23,893

Shinoken Group Co. Ltd.	2,800	20,517

Sumitomo Realty & Development Co. Ltd.	41,000	1,491,865

Sun Frontier Fudousan Co. Ltd.	3,400	34,569

Sun Hung Kai Properties Ltd.	133,000	2,143,342

Tokyo Tatemono Co. Ltd.	19,500	227,527

Tokyu Fudosan Holdings Corp.	49,200	284,626

Tricon Capital Group, Inc.	10,434	78,978

UOL Group Ltd.	48,300	256,697

Wharf Holdings Ltd.	99,000	240,717

Wheelock & Co. Ltd.	68,000	427,912

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$16,742,007

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	94,100	110,191

REAL ESTATE DEVELOPMENT – 1.2%

ADLER Real Estate AG	3,054	41,991

Aedas Homes SAU*	1,151	26,037

Ardepro Co. Ltd.*	37,900	11,781

Aveo Group	36,594	51,170

Bukit Sembawang Estates Ltd.	14,700	58,862

Cedar Woods Properties Ltd.	4,976	21,801

China Merchants Land Ltd.	134,000	19,069

CK Asset Holdings Ltd.	231,500	1,740,680

DREAM Unlimited Corp., Class A	9,069	57,514

Forestar Group, Inc.*	1,558	32,188

Frasers Property Ltd.	42,800	56,357

Goldcrest Co. Ltd.	2,100	37,857

Greenland Hong Kong Holdings Ltd.	101,000	36,841

GuocoLand Ltd.	27,100	39,173

Helical PLC	12,067	52,537

Howard Hughes Corp. (The)*	651	87,885

Katitas Co. Ltd.	2,100	80,618

Metrovacesa SA	3,401	35,565

Nexity SA	4,185	200,937

Oxley Holdings Ltd.	80,600	19,257

Road King Infrastructure Ltd.	28,000	57,567

Description	Number of Shares	Value

Selvaag Bolig ASA	6,948	$36,441

Sino Land Co. Ltd.	288,000	466,381

St. Modwen Properties PLC	19,519	99,192

TAG Immobilien AG*	12,649	297,774

Tosei Corp.	2,300	24,186

Villa World Ltd.	19,108	30,591

Wang On Properties Ltd.	288,000	35,957

TOTAL REAL ESTATE DEVELOPMENT		$3,756,209

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

ADO Properties SA	2,243	96,094

Aeon Mall Co. Ltd.	9,800	150,447

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$246,541

REAL ESTATE OPERATING COMPANIES – 4.3%

ADO Group Ltd.*	4,400	67,626

Alony Hetz Properties & Investments Ltd.	9,449	128,540

Alrov Properties & Lodgings Ltd.	1	25

Amot Investments Ltd.	12,568	88,613

Arealink Co. Ltd.	1,100	12,947

Aroundtown SA	62,811	501,090

Azrieli Group Ltd.	3,114	218,402

Bayside Land Corp.	44	23,658

Big Shopping Centers Ltd.*	209	16,349

Brack Capital Properties NV*	235	22,918

CA Immobilien Anlagen AG	6,297	221,803

Capital & Counties Properties PLC	68,427	164,529

Castellum AB	22,751	461,859

Catena AB	1,465	45,753

Chip Eng Seng Corp. Ltd.	44,800	22,875

Citycon OYJ	5,848	59,619

Daibiru Corp.	5,100	47,170

Deutsche EuroShop AG	5,166	139,770

Deutsche Wohnen SE	30,869	1,125,738

Dios Fastigheter AB	6,443	55,267

Entra ASA	10,902	158,134

Fabege AB	22,467	346,715

Fastighets AB Balder, Class B*	8,607	294,730

First Capital Realty, Inc.	13,912	230,321

Gazit-Globe Ltd.	8,742	78,393

Grainger PLC	52,462	144,945

Grand City Properties SA	8,643	194,716

Hang Lung Group Ltd.	75,000	192,646

Hemfosa Fastigheter AB	14,798	133,203

Hongkong Land Holdings Ltd.	100,200	611,070

Hufvudstaden AB, Class A	10,114	178,137

Hulic Co. Ltd.	42,300	363,373

Hysan Development Co. Ltd.	53,001	252,499

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	41

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Ichigo, Inc.	23,100	$83,469

IMMOFINANZ AG*	8,216	218,917

Intershop Holding AG	103	51,747

Japan Property Management Center Co. Ltd.	1,900	19,806

Jerusalem Economy Ltd.*	17,713	71,921

Keihanshin Building Co. Ltd.	10,000	110,206

Kennedy-Wilson Holdings, Inc.	2,630	56,598

Klovern AB, Class B	62,004	101,983

Kungsleden AB	16,738	145,567

Langham Hospitality Investments & Langham Hospitality Investments Ltd.	59,000	21,282

LEG Immobilien AG	5,404	623,197

MAS Real Estate, Inc.	24,871	34,979

Melisron Ltd.	1,293	67,918

Nam Tai Property, Inc.#	3,727	40,065

Nyfosa AB*	14,798	91,046

PSP Swiss Property AG	3,582	429,483

S IMMO AG	4,007	88,502

Sagax AB, Class D	5,245	20,115

Swire Properties Ltd.	93,000	335,814

Swiss Prime Site AG*	6,816	600,111

Takara Leben Co. Ltd.	7,200	25,130

TLG Immobilien AG	6,412	188,203

TOC Co. Ltd.	6,500	41,297

Unizo Holdings Co. Ltd.	3,000	97,364

Vonovia SE	45,348	2,214,092

Wallenstam AB, Class B	16,464	172,009

Wharf Real Estate Investment Co. Ltd.	103,000	649,756

Wihlborgs Fastigheter AB	12,095	175,845

Zhuguang Holdings Group Co. Ltd.*	166,000	21,356

TOTAL REAL ESTATE OPERATING COMPANIES		$13,401,211

RETAIL – 0.0%**

Kiwi Property Group Ltd.	118,101	125,528

TOTAL COMMON STOCKS (COST $29,201,460)		$34,519,922

EXCHANGE-TRADED FUNDS – 29.6%

EQUITY FUNDS – 29.6%

Schwab U.S. REIT ETF	581,600	26,259,240

Vanguard Global ex-U.S. Real Estate ETF	1,150,000	66,447,000

TOTAL EQUITY FUNDS		$92,706,240

TOTAL EXCHANGE-TRADED FUNDS (COST $87,260,701)		$92,706,240

INVESTMENT COMPANIES – 4.9%

DIVERSIFIED – 4.9%

Tortoise MLP & Pipeline Fund	1,210,246	15,406,434

Description	Number of Shares	Value

REAL ESTATE OPERATING COMPANIES – 0.0%**

BMO Commercial Property Trust	66,616	$92,106

TOTAL INVESTMENT COMPANIES (COST $16,241,887)		$15,498,540

REAL ESTATE INVESTMENT TRUSTS – 18.7%

DIVERSIFIED – 3.8%

Abacus Property Group	29,788	84,320

Activia Properties, Inc.	60	275,028

American Assets Trust, Inc.	1,696	78,694

Artis REIT	7,721	68,329

Charter Hall Group	39,423	304,879

Charter Hall Long Wale REIT	15,858	56,268

Cofinimmo SA	1,997	263,577

Colony Capital, Inc.	3,993	22,560

Cominar REIT	7,650	72,280

Covivio	5,523	564,625

Daiwa House REIT Investment Corp.	165	403,845

Dream Global REIT	8,629	92,122

Empire State Realty Trust, Inc., Class A	3,603	50,478

Gecina SA	4,805	734,953

Gladstone Commercial Corp.	1,116	23,726

Global Net Lease, Inc.	1,038	20,262

Goodman Property Trust	95,209	128,096

GPT Group (The)	157,487	668,489

Growthpoint Properties Australia Ltd.	22,580	67,852

H&R REIT	13,001	223,415

Hamborner REIT AG	5,966	59,206

Hankyu Hanshin REIT, Inc.	60	85,410

Heiwa REIT, Inc.	76	92,966

Hulic REIT, Inc.	97	173,228

ICADE	4,036	350,694

Ichigo Hotel REIT Investment Corp.	29	33,011

Kenedix Office Investment Corp.	36	258,540

Land Securities Group PLC	66,106	639,757

Lar Espana Real Estate Socimi SA	6,779	52,245

Lexington Realty Trust	4,640	45,797

Liberty Property Trust	3,085	161,345

LondonMetric Property PLC	61,105	150,739

Mapletree North Asia Commercial Trust	185,400	191,159

Marimo Regional Revitalization REIT, Inc.	21	22,940

Merlin Properties Socimi SA	30,735	419,645

Mirvac Group	325,459	715,131

NIPPON REIT Investment Corp.	35	140,456

Nomura Real Estate Master Fund, Inc.	396	629,165

NSI NV	1,341	56,944

Picton Property Income Ltd. (The)	81,986	91,954

Premier Investment Corp.	115	155,090

July 31, 2019 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

PS Business Parks, Inc.	356	$62,300

RDI REIT PLC	25,734	32,801

REIT 1 Ltd.	11,700	60,974

Sakura Sogo REIT Investment Corp.	24	21,769

Samty Residential Investment Corp.	22	23,686

Schroder REIT Ltd.	71,756	48,803

Sekisui House REIT, Inc.	322	249,701

Soilbuild Business Space REIT	134,120	57,029

Star Asia Investment Corp.	40	43,094

Stockland	214,837	670,647

STORE Capital Corp.	3,851	131,743

Sunlight REIT	139,000	101,944

Suntec REIT	205,700	284,316

Tokyu REIT, Inc.	87	157,665

Tosei REIT Investment Corp.	15	16,844

United Urban Investment Corp.	274	463,576

VEREIT, Inc.	20,622	188,073

Washington REIT	2,685	72,361

WP Carey, Inc.	3,500	302,890

XYMAX REIT Investment Corp.	19	22,679

Yuexiu REIT	140,000	96,661

TOTAL DIVERSIFIED		$11,838,776

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	10,469	23,513

U.K. Commercial Property REIT Ltd.	51,100	51,603

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES**		$75,116

INDUSTRIALS – 2.5%

AIMS APAC REIT	42,000	45,228

Americold Realty Trust	3,463	116,114

APN Industria REIT	12,124	23,713

Ascendas REIT	226,700	503,317

Cache Logistics Trust	119,600	66,902

Dream Industrial REIT	7,428	68,269

Duke Realty Corp.	7,255	241,809

EastGroup Properties, Inc.	609	73,372

ESR-REIT	173,800	66,182

First Industrial Realty Trust, Inc.	3,581	136,758

Frasers Logistics & Industrial Trust	129,700	113,148

GLP J-REIT	342	381,383

Goodman Group	138,600	1,401,735

Granite REIT	1,863	86,586

Hansteen Holdings PLC	66,138	70,270

Industrial & Infrastructure Fund Investment Corp.	153	200,026

Industrial Logistics Properties Trust	1,411	30,167

Innovative Industrial Properties, Inc.	400	42,268

Japan Logistics Fund, Inc.	75	179,922

Description	Number of Shares	Value

LaSalle Logiport REIT	103	$128,794

Mapletree Industrial Trust	117,100	191,490

Mapletree Logistics Trust	193,750	216,650

Mitsubishi Estate Logistics REIT Investment Corp.	19	52,612

Mitsui Fudosan Logistics Park, Inc.	30	108,271

Monmouth Real Estate Investment Corp.	3,795	52,333

Montea CVA	826	69,745

Nippon Prologis REIT, Inc.	188	452,011

Prologis, Inc.	13,417	1,081,544

Rexford Industrial Realty, Inc.	2,066	85,532

Segro PLC	94,333	875,254

STAG Industrial, Inc.	2,307	68,564

Summit Industrial Income REIT	4,836	47,818

Terreno Realty Corp.	2,213	108,127

Tritax Big Box REIT PLC	140,153	260,492

Warehouses De Pauw CVA	1,462	244,303

TOTAL INDUSTRIALS		$7,890,709

OFFICE – 3.2%

Alexandria Real Estate Equities, Inc.	2,345	343,214

Allied Properties REIT	4,641	172,059

alstria Office REIT AG	13,125	211,752

Befimmo SA	2,034	114,649

Boston Properties, Inc.	3,407	452,961

Brandywine Realty Trust	4,927	72,673

CapitaLand Commercial Trust	235,800	352,206

Champion REIT	160,000	118,608

City Office REIT, Inc.	2,823	34,949

Columbia Property Trust, Inc.	2,483	54,452

Corporate Office Properties Trust	1,589	44,365

Cousins Properties, Inc.	3,740	131,573

Cromwell Property Group	145,377	117,189

Daiwa Office Investment Corp.	25	184,723

Derwent London PLC	9,493	336,276

Dexus	90,861	812,657

Douglas Emmett, Inc.	3,244	132,420

Dream Office REIT	3,839	71,527

Easterly Government Properties, Inc.	1,055	19,908

Equity Commonwealth	2,244	75,354

Franklin Street Properties Corp.	2,608	21,020

Frasers Commercial Trust	88,500	103,570

GDI Property Group	37,938	37,064

Global One Real Estate Investment Corp.	77	97,872

Great Portland Estates PLC	23,982	192,640

Green REIT PLC	51,631	102,251

Hibernia REIT PLC	74,159	123,781

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	43

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Highwoods Properties, Inc.	1,959	$88,801

Hudson Pacific Properties, Inc.	3,947	139,329

Ichigo Office REIT Investment	123	117,025

Inmobiliaria Colonial Socimi SA	30,446	339,802

Intervest Offices & Warehouses NV	1,705	48,812

Invesco Office J-REIT, Inc.	775	137,653

Japan Excellent, Inc.	112	166,804

Japan Prime Realty Investment Corp.	79	349,227

Japan Real Estate Investment Corp.	122	763,130

JBG SMITH Properties	2,118	82,877

Keppel REIT	157,800	142,133

Kilroy Realty Corp.	2,079	165,197

Mack-Cali Realty Corp.	2,859	67,987

Manulife US REIT	110,300	97,981

MCUBS MidCity Investment Corp.	153	152,423

Mirai Corp.	156	80,990

Mori Hills REIT Investment Corp.	135	198,644

Mori Trust Sogo REIT, Inc.	86	143,150

Nippon Building Fund, Inc.	121	849,297

NorthStar Realty Europe Corp.	2,897	49,249

Office Properties Income Trust	693	19,522

One REIT, Inc.	16	45,417

Orix JREIT, Inc.	236	458,047

Paramount Group, Inc.	1,310	18,117

Piedmont Office Realty Trust, Inc., Class A	1,697	35,315

Prosperity REIT	177,000	73,553

Regional REIT Ltd.	31,547	40,448

SL Green Realty Corp.	1,198	97,134

Slate Office REIT	3,244	14,551

Vornado Realty Trust	4,016	258,309

Workspace Group PLC	11,242	115,031

TOTAL OFFICE		$9,887,668

RESIDENTIAL – 1.9%

Advance Residence Investment Corp.	117	362,131

American Campus Communities, Inc.	3,170	148,197

American Homes 4 Rent, Class A	5,298	128,265

Apartment Investment & Management Co., Class A	3,340	165,464

Ascott Residence Trust	105,500	100,377

AvalonBay Communities, Inc.	2,946	615,095

Bluerock Residential Growth REIT, Inc.	2,866	33,790

Boardwalk REIT	1,850	58,859

Camden Property Trust	1,986	205,968

Canadian Apartment Properties REIT	6,606	243,808

Civitas Social Housing PLC	61,033	61,534

Comforia Residential REIT, Inc.	53	158,444

Empiric Student Property PLC	50,467	55,322

Description	Number of Shares	Value

Equity LifeStyle Properties, Inc.	1,891	$234,957

Equity Residential	7,874	621,180

Essex Property Trust, Inc.	1,414	427,339

Front Yard Residential Corp.	2,160	25,942

Independence Realty Trust, Inc.	2,017	24,910

Ingenia Communities Group	24,221	56,462

InterRent REIT	6,334	70,692

Investors Real Estate Trust	389	24,799

Invitation Homes, Inc.	7,060	193,938

Irish Residential Properties REIT PLC	33,709	64,018

Japan Rental Housing Investments, Inc.	122	102,413

Kenedix Residential Next Investment Corp.	81	143,289

Killam Apartment REIT	2,717	40,370

Mid-America Apartment Communities, Inc.	2,435	286,940

NexPoint Residential Trust, Inc.	608	26,241

Nippon Accommodations Fund, Inc.	40	235,511

Northview Apartment REIT	2,317	47,751

Starts Proceed Investment Corp.	25	41,989

Sun Communities, Inc.	1,632	216,746

UDR, Inc.	5,732	264,016

UMH Properties, Inc.	2,326	30,587

UNITE Group PLC (The)	21,879	274,369

TOTAL RESIDENTIAL		$5,791,713

RETAIL – 4.5%

Acadia Realty Trust	1,857	52,126

AEON REIT Investment Corp.	121	157,192

Agree Realty Corp.	997	66,649

Altarea SCA	324	66,173

British Land Co. PLC (The)	90,072	556,045

Brixmor Property Group, Inc.	9,217	174,939

Brookfield Property REIT, Inc., Class A	8,930	172,438

BWP Trust	53,889	138,152

Capital & Regional PLC	68,165	12,733

CapitaLand Mall Trust	240,800	457,635

CapitaLand Retail China Trust	57,300	66,154

Cedar Realty Trust, Inc.	6,645	18,473

Charter Hall Retail REIT	32,471	100,109

Choice Properties REIT	15,070	156,775

Crombie REIT	2,904	34,347

CT REIT	2,299	25,380

Eurocommercial Properties NV	4,131	103,921

Federal Realty Investment Trust	1,666	219,929

Fortune REIT	134,000	175,429

Frasers Centrepoint Trust	44,023	83,502

Frontier Real Estate Investment Corp.	42	180,970

Fukuoka REIT Corp.	71	117,371

Getty Realty Corp.	2,065	61,909

July 31, 2019 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Hammerson PLC	72,357	$187,654

Immobiliare Grande Distribuzione SIIQ SpA	5,023	32,299

Intu Properties PLC	74,307	43,053

Japan Retail Fund Investment Corp.	234	471,447

Kenedix Retail REIT Corp.	44	105,220

Kimco Realty Corp.	8,123	156,043

Kite Realty Group Trust	2,614	41,589

Klepierre SA	18,263	563,355

Link REIT	183,500	2,134,322

Macerich Co. (The)#	1,111	36,719

Mapletree Commercial Trust	150,000	225,348

Mercialys SA	5,377	60,832

National Retail Properties, Inc.	3,543	185,086

NewRiver REIT PLC	28,699	57,165

Realty Income Corp.	6,355	439,830

Regency Centers Corp.	3,297	219,910

Retail Estates NV	687	61,503

Retail Opportunity Investments Corp.	3,914	71,000

Retail Properties of America, Inc., Class A	4,680	56,909

Retail Value, Inc.	409	15,395

RioCan REIT	13,092	258,110

Saul Centers, Inc.	797	43,668

Scentre Group	474,456	1,292,478

Seritage Growth Properties, Class A#	1,064	44,443

Shaftesbury PLC	20,795	198,782

Shopping Centres Australasia Property Group	76,097	126,856

Simon Property Group, Inc.	6,663	1,080,739

SITE Centers Corp.	1,587	22,615

Slate Retail REIT, Class U	2,021	20,198

SmartCentres REIT	5,622	137,973

SPH REIT	57,300	44,621

Spirit Realty Capital, Inc.#	1,365	60,224

Starhill Global REIT	128,800	74,337

Tanger Factory Outlet Centers, Inc.#	1,265	20,088

Taubman Centers, Inc.	922	37,359

Unibail-Rodamco-Westfield	54,500	377,976

Unibail-Rodamco-Westfield	8,942	1,196,528

Urban Edge Properties	3,090	51,696

Vastned Retail NV	1,245	36,331

Vicinity Centres	284,652	507,027

Viva Energy REIT	30,988	56,335

Weingarten Realty Investors	2,342	65,365

Wereldhave NV	3,392	72,098

TOTAL RETAIL		$14,188,877

SPECIALIZED – 2.8%

Aedifica SA	1,995	209,678

Description	Number of Shares	Value

Apple Hospitality REIT, Inc.	1,544	$24,256

Arena REIT	17,467	33,890

Ascendas Hospitality Trust	89,000	67,395

Assura PLC	220,888	173,114

Big Yellow Group PLC	12,620	151,543

CareTrust REIT, Inc.	3,065	71,200

CDL Hospitality Trusts	63,800	75,958

Charter Hall Education Trust	30,135	77,831

Chatham Lodging Trust	1,087	19,414

Chesapeake Lodging Trust	1,463	40,189

CoreCivic, Inc.	2,464	41,814

CoreSite Realty Corp.	840	88,040

CubeSmart	4,498	152,707

CyrusOne, Inc.	1,898	108,945

DiamondRock Hospitality Co.	1,710	17,220

Digital Realty Trust, Inc.	4,574	523,083

EPR Properties	1,738	129,359

Extra Space Storage, Inc.	2,766	310,871

Far East Hospitality Trust	83,900	41,461

First REIT	38,800	31,277

Four Corners Property Trust, Inc.	1,094	29,472

Frasers Hospitality Trust	37,800	19,223

Gaming and Leisure Properties, Inc.	4,280	161,399

GEO Group, Inc. (The)	2,244	39,966

HCP, Inc.	10,314	329,326

Health Care & Medical Investment Corp.	17	20,814

Healthcare Realty Trust, Inc.	3,364	107,581

Healthcare Trust of America, Inc., Class A	4,580	123,339

Hersha Hospitality Trust	1,071	16,729

Hoshino Resorts REIT, Inc.	16	82,705

Hospitality Properties Trust	2,951	72,919

Host Hotels & Resorts, Inc.	16,738	291,074

Hotel Property Investments	10,758	25,940

Invincible Investment Corp.	506	290,423

Iron Mountain, Inc.	5,638	165,814

Japan Hotel REIT Investment Corp.	382	318,978

Keppel DC REIT	79,000	97,991

Life Storage, Inc.	995	97,003

LTC Properties, Inc.	1,511	69,642

Medical Properties Trust, Inc.	8,747	153,072

Mori Trust Hotel REIT, Inc.	32	41,967

National Health Investors, Inc.	1,042	82,714

National Storage Affiliates Trust	816	24,717

National Storage REIT	65,695	73,606

NorthWest Healthcare Properties REIT	2,862	25,545

Omega Healthcare Investors, Inc.#	4,965	180,229

Ooedo Onsen REIT Investment Corp.	20	16,076

OUE Hospitality Trust	87,500	47,275

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	45

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Park Hotels & Resorts, Inc.	4,745	$125,315

Parkway Life REIT	38,800	86,316

Pebblebrook Hotel Trust	2,280	63,817

Physicians Realty Trust	3,999	68,823

Primary Health Properties PLC	69,686	111,320

Public Storage	3,166	768,578

QTS Realty Trust, Inc., Class A	1,471	68,078

RLJ Lodging Trust	1,112	19,215

Rural Funds Group	24,910	39,202

Ryman Hospitality Properties, Inc.	1,260	94,500

Sabra Health Care REIT, Inc.	2,267	46,791

Safestore Holdings PLC	18,399	139,626

Senior Housing Properties Trust	4,582	37,572

Summit Hotel Properties, Inc.	3,569	39,652

Sunstone Hotel Investors, Inc.	5,431	71,744

Universal Health Realty Income Trust	726	66,908

Ventas, Inc.	8,043	541,213

VICI Properties, Inc.	8,575	182,990

Vital Healthcare Property Trust	24,302	41,688

Welltower, Inc.	8,578	713,003

Xenia Hotels & Resorts, Inc.	4,295	92,042

TOTAL SPECIALIZED		$8,813,177

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $48,231,706)		$58,486,036

TOTAL REAL ESTATE RELATED SECURITIES
(COST $180,935,754)		$201,210,738

COMMODITY RELATED SECURITIES – 12.1%

EXCHANGE-TRADED FUNDS – 12.1%

COMMODITY FUNDS – 12.1%

iShares Commodities Select Strategy ETF	409,100	13,299,841

iShares Gold Trust#,*	578,500	7,821,320

iShares Silver Trust*	202,600	3,081,546

SPDR S&P Global Natural Resources ETF#	308,300	13,750,180

TOTAL COMMODITY FUNDS		$37,952,887

TOTAL EXCHANGE-TRADED FUNDS (COST $37,887,508)		$37,952,887

TOTAL COMMODITY RELATED SECURITIES (COST $37,887,508)		$37,952,887

PURCHASED OPTIONS – 0.0%**

TOTAL PURCHASED OPTIONS
(SEE OPEN OPTION CONTRACTS TABLE) (COST $20,715)		$32,997

Description	Number of Shares	Value
SHORT-TERM INVESTMENTS – 1.6%

MONEY MARKET FUND – 1.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	5,021,146	$5,021,146

TOTAL SHORT-TERM INVESTMENTS (COST $5,021,146)		$5,021,146

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%

Bank of America Securities, Inc 2.56%, dated 7/31/19, due 8/01/19, repurchase price $417,785, collateralized by U.S. Government Agency Securities, 2.00% to 10.00%, maturing 8/15/19 to 7/01/49; total market value of $426,110.	$417,755	$417,755

Bank of Montreal, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $417,785, collateralized by U.S. Government Agency Securities, 2.47% to 5.00%, maturing 10/01/21 to 5/20/68; total market value of $426,110.	417,755	417,755

BNP Paribas SA, 2.53%, dated 7/31/19, due 8/01/19, repurchase price $165,264, collateralized by U.S. Treasury Securities, 0.00% to 8.75%, maturing 9/30/19 to 8/15/48; total market value of $168,557.	165,252	165,252

Daiwa Capital Markets America, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $417,785, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/01/19 to 8/01/49; total market value of $426,110.	417,755	417,755

Nomura Securities International, Inc., 2.55%, dated 7/31/19, due 8/01/19, repurchase price $417,785, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 9/01/19 to 6/20/69; total market value of $426,110.	417,755	417,755

RBC Dominion Securities, Inc., 2.54%, dated 7/31/19, due 8/01/19, repurchase price $417,784, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 2/01/37 to 5/20/49; total market value of $426,110.	417,755	417,755

TOTAL REPURCHASE AGREEMENTS (COST $2,254,027)		$2,254,027

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,254,027)		$2,254,027

TOTAL INVESTMENTS 109.0% (COST $320,215,822)		$341,946,812

July 31, 2019 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value	Value

WRITTEN OPTIONS – 0.0%**

TOTAL WRITTEN OPTIONS (SEE OPEN OPTION CONTRACTS TABLE) (PREMIUMS RECEIVED $(132,650))		$(37,061)

TBA SALE COMMITMENT – (0.1%)

MORTGAGE-BACKED SECURITIES – (0.1%)

Fannie Mae Pool, 3.00%, 9/01/49	$(300,000)	(302,496)

TBA SALE COMMITMENT (PROCEEDS $(301,172))		$(302,496)

Description	Par Value	Value

COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		$(2,254,027)

OTHER LIABILITIES LESS ASSETS – (8.2%)		(25,770,586)

TOTAL NET ASSETS – 100.0%		$313,582,642

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation-Linked & Fixed Income Securities

Asset-Backed Securities	$—	$4,801,183	$—	$4,801,183

Corporate Bonds	—	4,993,414	—	4,993,414

Foreign Government Inflation-Linked Securities	—	6,465,703	—	6,465,703

Foreign Government Securities	—	676,825	—	676,825

Mortgage-Backed Securities	—	13,378,795	—	13,378,795

U.S. Government Inflation-Linked Securities	—	65,159,097	—	65,159,097

Real Estate Related Securities

Common Stocks	583,549	33,936,373	—	34,519,922

Exchange-Traded Funds	92,706,240	—	—	92,706,240

Investment Companies	15,406,434	92,106	—	15,498,540

Real Estate Investment Trusts	21,200,157	37,285,879	—	58,486,036

Commodity Related Securities

Exchange-Traded Funds	37,952,887	—	—	37,952,887

Purchased Options	—	32,997	—	32,997

Money Market Fund	5,021,146	—	—	5,021,146

Repurchase Agreements	—	2,254,027	—	2,254,027

Total Investments	$172,870,413	$169,076,399	$—	$341,946,812

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$423,938	$—	$423,938

Financial Futures Contracts	132,208	—	—	132,208

Credit Default Swaps	—	55,496	—	55,496

Interest Rate Swaps	—	253,358	—	253,358

Written Options	—	18,374	—	18,374

Total Assets - Other Financial Instruments	$132,208	$751,166	$—	$883,374

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	47

Wilmington Real Asset Fund (continued)

	Level 1	Level 2	Level 3	Total

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(76,952)	$—	$(76,952)

Financial Futures Contracts	(309,883)	—	—	(309,883)

Credit Default Swaps	—	(5,782)	—	(5,782)

Interest Rate Swaps	—	(606,471)	—	(606,471)

Written Options	—	(55,435)	—	(55,435)

TBA Sale Commitment	—	(302,496)	—	(302,496)

Total Liabilities - Other Financial Instruments	$(309,883)	$(1,047,136)	$—	$(1,357,019)

!

Other financial instruments are derivative instruments and a TBA Sale Commitment. Forward foreign currency contracts, financial futures contracts, credit default swaps and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument and written options and TBA Sale Commitment are reported at their fair value at period end.

(a)	Par Value denominated in USD unless otherwise noted.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

^	7-Day net yield.

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CDX	Markit CDX Index

CMBX	Commercial Mortgage-Backed Index

CPI	Consumer Price Index

CVA	Dutch Certification

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

MTN	Medium Term Note

NA	National Association

NSA	Not seasonally adjusted

OAT	Obligations Assimilables

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

RPI	Retail Price Index

TBA	To Be Announced Security

TELBOR	Tel Aviv Interbank Offered Rate

Currency Code	Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

COP	Colombian Peso

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

IDR	Indonesian Rupiah

ILS	Israeli New Shekel

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

RUB	Russian Ruble

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

July 31, 2019 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

At July 31, 2019, the Wilmington Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
8/2/2019	HSBC Bank USA, N.A.	33,100,000 JPY	$304,648	$304,256	$ —	$ (392)
8/2/2019	Bank of America NA	3,361,000 GBP	4,092,160	4,087,316	—	(4,844)
8/2/2019	HSBC Bank USA, N.A.	2,090,000 EUR	2,328,469	2,313,636	—	(14,833)
8/2/2019	HSBC Bank USA, N.A.	1,360,000 NZD	900,342	892,975	—	(7,367)
8/2/2019	JP Morgan Chase Bank, N.A.	986,366 BRL	257,000	258,458	1,458	—
8/2/2019	Citigroup Global Markets	986,366 BRL	261,990	258,458	—	(3,532)
8/2/2019	HSBC Bank USA, N.A.	642,000 AUD	442,092	439,032	—	(3,060)
8/2/2019	Citigroup Global Markets	346,320 BRL	90,000	90,746	746	—
8/2/2019	Bank of America NA	276,000 EUR	314,104	305,533	—	(8,571)
8/2/2019	JP Morgan Chase Bank, N.A.	99,000 EUR	111,783	109,594	—	(2,189)
8/2/2019	Barclays Bank PLC	40,000 EUR	44,584	44,280	—	(304)
8/7/2019	Citigroup Global Markets	251,385 PEN	76,481	76,073	—	(408)
8/15/2019	Citigroup Global Markets	19,394,812 RUB	294,808	304,046	9,238	—
9/4/2019	Citigroup Global Markets	1,332,686 BRL	355,383	348,315	—	(7,068)
9/18/2019	Bank of America NA	4,704,772,600 IDR	319,509	333,822	14,313	—
10/1/2019	HSBC Bank USA, N.A.	280,000 DKK	43,022	41,732	—	(1,290)
10/7/2019	Citigroup Global Markets	2,409,270 ZAR	168,621	166,552	—	(2,069)
10/15/2019	Citigroup Global Markets	1,031,163,695 COP	322,261	312,792	—	(9,469)
10/17/2019	Citigroup Global Markets	2,642,118 RUB	41,378	41,067	—	(311)
CONTRACTS SOLD
8/2/2019	HSBC Bank USA, N.A.	33,100,000 JPY	308,304	304,256	4,048	—
8/2/2019	Citigroup Global Markets	3,361,000 GBP	4,277,021	4,087,316	189,705	—
8/2/2019	Citigroup Global Markets	2,139,000 EUR	2,437,174	2,367,879	69,295	—
8/2/2019	HSBC Bank USA, N.A.	1,360,000 NZD	911,870	892,975	18,895	—
8/2/2019	Citigroup Global Markets	1,332,686 BRL	356,333	349,204	7,129	—
8/2/2019	JP Morgan Chase Bank, N.A.	986,366 BRL	261,990	258,458	3,532	—
8/2/2019	Bank of America NA	642,000 AUD	448,809	439,032	9,777	—
8/2/2019	Barclays Bank PLC	241,000 EUR	271,124	266,788	4,336	—
8/2/2019	Citigroup Global Markets	125,000 EUR	140,307	138,376	1,931	—
8/7/2019	Citigroup Global Markets	251,385 PEN	74,728	76,073	—	(1,345)
8/14/2019	JP Morgan Chase Bank, N.A.	1,410,000 MXN	71,063	73,394	—	(2,331)
8/14/2019	HSBC Bank USA, N.A.	754,000 MXN	39,434	39,247	187	—
9/3/2019	HSBC Bank USA, N.A.	33,100,000 JPY	305,344	305,055	289	—
9/3/2019	Bank of America NA	3,361,000 GBP	4,098,538	4,094,481	4,057	—
9/3/2019	HSBC Bank USA, N.A.	2,090,000 EUR	2,334,413	2,320,263	14,150	—
9/3/2019	HSBC Bank USA, N.A.	1,360,000 NZD	900,936	893,660	7,276	—
9/3/2019	HSBC Bank USA, N.A.	642,000 AUD	442,569	439,602	2,967	—
9/16/2019	Citigroup Global Markets	473,407 ARS	10,176	10,095	81	—
9/18/2019	HSBC Bank USA, N.A.	335,300,168 KRW	283,456	283,847	—	(391)
9/18/2019	JP Morgan Chase Bank, N.A.	64,562,400 KRW	56,000	54,655	1,345	—
9/18/2019	Bank of America NA	227,945 SGD	166,529	166,003	526	—
9/25/2019	Natwest Securities	603,636,000 COP	187,000	183,324	3,676	—
9/25/2019	HSBC Bank USA, N.A.	424,380,000 COP	132,000	128,884	3,116	—
10/1/2019	Bank of America NA	5,874,210 DKK	901,694	875,502	26,192	—
10/1/2019	Goldman Sachs Bank USA	3,280,000 DKK	503,522	488,856	14,666	—
10/1/2019	Bank of America NA	895,000 DKK	137,587	133,392	4,195	—
10/1/2019	Citigroup Global Markets	895,000 DKK	137,345	133,392	3,953	—

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	49

Wilmington Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD (continued)
10/1/2019	JP Morgan Chase Bank, N.A.	695,000 DKK	$105,988	$103,584	$ 2,404	$ —
10/9/2019	HSBC Bank USA, N.A.	5,390,504 MXN	275,173	277,978	—	(2,805)
10/22/2019	Citigroup Global Markets	251,385 PEN	76,244	75,804	440	—
10/28/2019	JP Morgan Chase Bank, N.A.	784,207 PEN	236,428	236,413	15	—
11/21/2019	HSBC Bank USA, N.A.	4,638,994 TWD	148,196	150,140	—	(1,944)
11/21/2019	JP Morgan Chase Bank, N.A.	2,374,000 TWD	75,883	76,834	—	(951)
11/21/2019	JP Morgan Chase Bank, N.A.	1,888,000 TWD	60,166	61,105	—	(939)
11/21/2019	HSBC Bank USA, N.A.	1,240,000 TWD	39,594	40,133	—	(539)
NET UNREALIZED APPRECIATION
(DEPRECIATION)
ON FORWARD FOREIGN CURRENCY CONTRACTS					$423,938	$(76,952)

At July 31, 2019, the Wilmington Real Asset Fund had the following open option contracts:

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)		Counterparty	Value
PURCHASED OPTIONS
CALL OPTIONS
Euro-BTP Future	8/23/2019	10	1,530,000EUR		153.00EUR		Exchange Traded	$ 111
Euro-OAT Future	8/23/2019	25	4,425,000EUR		177.00EUR		Exchange Traded	277
Euro-Schatz Future	8/23/2019	78	8,860,800EUR		113.60EUR		Exchange Traded	432
TOTAL CALL OPTIONS								820
CALL SWAPTIONS
30-Year Euro Treasury Bond Future	7/10/2020	—	300,000EUR		0.46EUR		Barclays Bank PLC	13,180
30-Year Euro Treasury Bond Future	7/10/2020	—	100,000EUR		0.45EUR		Barclays Bank PLC	4,267
30-Year Euro Treasury Bond Future	7/23/2020	—	300,000EUR		0.49EUR		Citibank NA	14,610
TOTAL CALL SWAPTIONS								32,057
PUT OPTIONS
Euro-Bobl Future	8/23/2019	20	2,600,000EUR		130.00EUR		Exchange Traded	111
PUT SWAPTIONS
CDX.NA.IG.32	8/21/2019	—	1,700,000		1.65		Goldman Sachs Bank USA	9
TOTAL PURCHASED OPTIONS								$32,997

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)		Counterparty	Value
WRITTEN OPTIONS
CALL OPTIONS
Euro-Bobl Future	8/23/2019	(10)	(1,345,000	)EUR	134.50	EUR	Exchange Traded	$ (6,033)
Euro-Bund Future	8/23/2019	(4)	(690,000	)EUR	172.50	EUR	Exchange Traded	(11,646)
TOTAL CALL OPTIONS								(17,679)
CALL SWAPTIONS
10-Year Euro Treasury Note Future	7/10/2020	—	(1,200,000	)EUR	0.10	EUR	Barclays Bank PLC	(20,686)
10-Year Euro Treasury Note Future	7/23/2020	—	(700,000	)EUR	0.10	EUR	Citibank NA	(12,120)
Interest Rate Cap Eurozone CPI	6/22/2035	—	(600,000	)EUR	3.00	EUR	Goldman Sachs Bank USA	(1,673)
TOTAL CALL SWAPTIONS								(34,479)
PUT OPTIONS
Euro-Bund Future	8/23/2019	(4)	(690,000	)EUR	172.50	EUR	Exchange Traded	(266)
Euro-Schatz Future	8/23/2019	(31)	(3,475,100	)EUR	112.10	EUR	Exchange Traded	(172)
TOTAL PUT OPTIONS								(438)

July 31, 2019 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price(a)	Counterparty	Value
WRITTEN OPTIONS
PUT SWAPTIONS
5-Year Pound Sterling Treasury Note Future	10/14/2019	—	(1,700,000	)GBP	0.95GBP	Morgan Stanley Capital Services LLC	$(2,076)
CDX.NA.IG.31.5Y	9/18/2019	—	(200,000)		2.40	Goldman Sachs Bank USA	—
CDX.NA.IG.32.5Y	8/21/2019	—	(100,000)		0.95	Citibank NA	(10)
CDX.NA.IG.32.5Y	8/21/2019	—	(100,000)		0.90	Bank of America NA	(11)
CDX.NA.IG.32.5Y	8/21/2019	—	(100,000)		0.90	Morgan Stanley Capital Services LLC	(11)
CDX.NA.IG.32.5Y	8/21/2019	—	(200,000)		0.90	Credit Suisse International	(21)
CDX.NA.IG.32.5Y	8/21/2019	—	(200,000)		0.90	Goldman Sachs Bank USA	(21)
CDX.NA.IG.32.5Y	9/18/2019	—	(100,000)		1.05	Credit Suisse International	(13)
CDX.NA.IG.32.5Y	9/18/2019	—	(100,000)		0.95	Deutsche Bank	(16)
CDX.NA.IG.32.5Y	9/18/2019	—	(200,000)		0.95	Goldman Sachs Bank USA	(32)
CDX.NA.IG.32.5Y	9/18/2019	—	(400,000)		1.00	Deutsche Bank	(56)
Interest Rate Cap U.S. CPI	4/10/2020	—	(8,300,000)		3.00	JP Morgan Chase Bank, N.A.	10,650
Interest Rate Cap U.S. CPI	4/22/2024	—	(1,300,000)		4.00	JP Morgan Chase Bank, N.A.	(30)
Interest Rate Cap U.S. CPI	5/16/2024	—	(100,000)		4.00	JP Morgan Chase Bank, N.A.	(3)
Interest Rate Floor U.S. 10-Year Swap Rate	1/2/2020	—	(3,600,000)		1.00	Morgan Stanley Capital Services LLC	(422)
Interest Rate Floor U.S. CPI	3/24/2020	—	(2,300,000)		0.00	JP Morgan Chase Bank, N.A.	—
Interest Rate Floor U.S. CPI	4/7/2020	—	(2,400,000)		216.69	Citibank NA	—
Interest Rate Floor U.S. CPI	4/10/2020	—	(8,300,000)		0.00	JP Morgan Chase Bank, N.A.	7,724
ITRAXX EUR 31 5Y	9/18/2019	—	(100,000	)EUR	1.05EUR	Citibank NA	(11)
ITRAXX EUR 31 5Y	9/18/2019	—	(100,000	)EUR	1.05EUR	JP Morgan Chase Bank, N.A.	(11)
ITRAXX EUR 31 5Y	9/18/2019	—	(200,000	)EUR	1.00EUR	Goldman Sachs Bank USA	(27)
ITRAXX EUR 31 5Y	9/18/2019	—	(400,000	)EUR	0.95EUR	Barclays Bank PLC	(68)
iTRAXX Europe S30 5Y	9/18/2019	—	(100,000	)EUR	2.40EUR	Goldman Sachs Bank USA	—
TOTAL PUT SWAPTIONS							15,535
TOTAL WRITTEN OPTIONS							$(37,061)

(a)	Notional Amount and Strike Price denominated in USD unless otherwise noted.

At July 31, 2019, the Wilmington Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
10 - Year U.S Treasury Note Futures	September 2019	45	5,733,985	$5,748,921	$5,733,985	$ —	$(14,936)
5 - Year U.S. Treasury Note Futures	September 2019	2	235,109	236,502	235,109	—	(1,393)
Euro - Bund Futures	September 2019	25	4,376,750EUR	4,741,082	4,873,290	132,208	—
SHORT POSITIONS:
10 - Year Australian Treasury Bond Futures	September 2019	1	145,222AUD	98,305	100,585	—	(2,280)
3 - Year Australian Treasury Bond Futures	September 2019	2	230,897AUD	158,947	159,929	—	(982)

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	51

Wilmington Real Asset Fund (continued)

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
30 - Year Euro Buxl Bond Futures	September 2019	2	417,960EUR	$462,138	$474,780	$ —	$ (12,642)
Euro - Bobl Futures	September 2019	2	270,000EUR	305,274	306,848	—	(1,574)
Euro - OAT Futures	September 2019	25	4,180,750EUR	4,514,954	4,661,526	—	(146,572)
Euro - Schatz Futures	September 2019	154	17,298,050EUR	19,437,793	19,467,885	—	(30,092)
GBP Long Gilt Futures	September 2019	14	1,859,620GBP	2,304,150	2,359,865	—	(55,715)
U.S. Treasury Long Bond Futures	September 2019	8	1,244,750	1,202,676	1,244,750	—	(42,074)
U.S. Treasury Ultra Bond Futures	September 2019	4	710,250	708,627	710,250	—	(1,623)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$132,208	$(309,883)

(a)	Notional Amount denominated in USD unless otherwise noted.

At July 31, 2019, the Wilmington Real Asset Fund had open interest rate swap agreements as follows:

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile Exchange#	12/16/22	700,000	2.25%	3-Month LIBOR	Quarter	$ 9,187	$ 1,563	$ 7,624	$ —
Chicago Mercantile Exchange#	12/20/22	1,900,000	2.25%	3-Month LIBOR	Quarter	25,082	2,393	22,689	—
Chicago Mercantile Exchange#	10/19/23	100,000	2.66%	3-Month LIBOR	Quarter	3,360	—	3,360	—
Chicago Mercantile Exchange#	10/25/23	2,000,000	2.68%	3-Month LIBOR	Quarter	69,413	—	69,413	—
Chicago Mercantile Exchange#	11/19/23	1,000,000	2.67%	3-Month LIBOR	Quarter	34,832	—	34,832	—
Chicago Mercantile Exchange#	12/12/23	370,000	2.68%	3-Month LIBOR	Quarter	13,232	—	13,232	—
Chicago Mercantile Exchange#	7/27/26	3,700,000	2.00%	3-Month LIBOR	Semi-Annual	(28,673)	46,582	—	(75,255)
Chicago Mercantile Exchange#	12/07/26	3,700,000	2.40%	3-Month LIBOR	Semi-Annual	(91,976)	24,581	—	(116,557)
Chicago Mercantile Exchange#	3/21/28	400,000NZD	3.25%	3-Month LIBOR	Semi-Annual	(36,209)	1,223	—	(37,432)
Chicago Mercantile Exchange#	4/17/28	550,000	3.10%	3-Month LIBOR	Semi-Annual	(27,684)	(1,595)	—	(26,089)
London Clearing House#	6/20/28	900,000	2.25%	3-Month LIBOR	Semi-Annual	(24,611)	49,659	—	(74,270)
Chicago Mercantile Exchange#	7/18/28	750,000	2.72%	3-Month LIBOR	Semi-Annual	(49,511)	—	—	(49,511)
Chicago Mercantile Exchange#	7/18/28	480,000	2.77%	3-Month LIBOR	Semi-Annual	(33,482)	—	—	(33,482)
Chicago Mercantile Exchange#	6/19/48	100,000	2.15%	3-Month LIBOR	Semi-Annual	814	—	814	—
Chicago Mercantile Exchange#	6/20/48	260,000	2.50%	3-Month LIBOR	Semi-Annual	(18,127)	30,360	—	(48,487)
Chicago Mercantile Exchange#	12/11/49	300,000	2.25%	3-Month LIBOR	Quarter	(4,430)	(1,105)	—	(3,325)
London Clearing House#	3/20/29	28,820,000JPY	0.45%	6-Month LIBOR	Semi-Annual	(11,493)	(1,671)	—	(9,822)
London Clearing House*	5/15/28	200,000EUR	1.62%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	11,636	12	11,624	—
London Clearing House*	11/15/48	60,000EUR	1.95%	Eurostat Eurozone HICP Ex-Tobacco	At Term(1)	14,048	—	14,048	—
London Clearing House*	4/15/20	30,000EUR	1.00%	France CPI Ex-Tobacco	At Term(1)	(45)	—	—	(45)
London Clearing House*	8/15/20	10,000EUR	1.16%	France CPI Ex-Tobacco	At Term(1)	(88)	7	—	(95)

July 31, 2019 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	6/15/21	200,000EUR	1.35%	France CPI Ex-Tobacco	At Term(1)	$(2,812)	$ —	$ —	$ (2,812)
London Clearing House*	3/15/24	410,000EUR	1.03%	France CPI Ex-Tobacco	At Term(1)	(2,267)	(210)	—	(2,057)
London Clearing House*	7/15/28	330,000EUR	1.62%	France CPI Ex-Tobacco	At Term(1)	22,039	—	22,039	—
London Clearing House*	7/15/20	500,000	1.72%	U.S. CPI NSA	At Term(1)	(357)	—	—	(357)
London Clearing House*	7/25/20	1,100,000	1.43%	U.S. CPI NSA	At Term(1)	361	(64)	425	—
London Clearing House*	11/23/20	700,000	2.03%	U.S. CPI NSA	At Term(1)	(1,433)	—	—	(1,433)
London Clearing House*	11/25/20	700,000	2.02%	U.S. CPI NSA	At Term(1)	(1,347)	—	—	(1,347)
London Clearing House*	3/14/21	400,000	1.88%	U.S. CPI NSA	At Term(1)	(182)	—	—	(182)
London Clearing House*	3/18/21	600,000	1.93%	U.S. CPI NSA	At Term(1)	(837)	—	—	(837)
London Clearing House*	5/13/21	300,000	1.82%	U.S. CPI NSA	At Term(1)	(120)	—	—	(120)
London Clearing House*	7/26/21	500,000	1.55%	U.S. CPI NSA	At Term(1)	10,638	16,923	—	(6,285)
London Clearing House*	9/12/21	460,000	1.60%	U.S. CPI NSA	At Term(1)	7,800	13,855	—	(6,055)
London Clearing House*	7/15/22	100,000	2.07%	U.S. CPI NSA	At Term(1)	(654)	—	—	(654)
London Clearing House*	2/05/23	640,000	2.21%	U.S. CPI NSA	At Term(1)	(10,973)	—	—	(10,973)
London Clearing House*	4/13/23	1,020,000	2.22%	U.S. CPI NSA	At Term(1)	(21,204)	—	—	(21,204)
London Clearing House*	4/27/23	390,000	2.26%	U.S. CPI NSA	At Term(1)	(9,136)	(40)	—	(9,096)
London Clearing House*	5/09/23	100,000	2.26%	U.S. CPI NSA	At Term(1)	(2,294)	—	—	(2,294)
London Clearing House*	5/10/23	160,000	2.28%	U.S. CPI NSA	At Term(1)	(3,811)	—	—	(3,811)
London Clearing House*	9/25/27	100,000	2.15%	U.S. CPI NSA	At Term(1)	1,398	—	1,398	—
London Clearing House*	6/03/29	250,000	1.95%	U.S. CPI NSA	At Term(1)	(862)	—	—	(862)
London Clearing House*	7/25/29	1,500,000	2.00%	U.S. CPI NSA	At Term(1)	3,457	—	3,457	—
London Clearing House#	12/15/47	260,000	2.00%	U.S. Fed Fund Effective Rate	Annual	(4,403)	(486)	—	(3,917)
London Clearing House#	12/20/47	90,000	2.50%	U.S. Fed Fund Effective Rate	Annual	(11,735)	224	—	(11,959)
London Clearing House#	12/20/47	55,000	2.48%	U.S. Fed Fund Effective Rate	Annual	(6,929)	246	—	(7,175)
London Clearing House*	6/15/31	460,000GBP	3.10%	United Kingdom RPI All Items NSA	At Term(1)	(64,383)	(53,440)	—	(10,943)
London Clearing House*	10/15/31	640,000GBP	3.53%	United Kingdom RPI All Items NSA	At Term(1)	(16,633)	1,654	—	(18,287)
London Clearing House*	9/15/32	100,000GBP	3.47%	United Kingdom RPI All Items NSA	At Term(1)	(3,808)	(775)	—	(3,033)
London Clearing House*	9/15/33	10,000GBP	3.50%	United Kingdom RPI All Items NSA	At Term(1)	(357)	8	—	(365)
London Clearing House*	10/15/33	140,000GBP	3.58%	United Kingdom RPI All Items NSA	At Term(1)	(1,111)	—	—	(1,111)
London Clearing House*	6/15/39	240,000GBP	3.60%	United Kingdom RPI All Items NSA	At Term(1)	(1,606)	(72)	—	(1,534)
London Clearing House*	6/15/39	70,000GBP	3.59%	United Kingdom RPI All Items NSA	At Term(1)	(752)	—	—	(752)
London Clearing House*	6/15/39	60,000GBP	3.58%	United Kingdom RPI All Items NSA	At Term(1)	(888)	61	—	(949)
						$(269,926)	$129,893	$204,955	$(604,774)
OVER THE COUNTER
Bank of America NA*	2/16/20	830,000ILS	0.97%	3-Month TELBOR	Annual	(1,088)	6	—	(1,094)
Bank of America NA*	6/20/20	510,000ILS	0.37%	3-Month TELBOR	Annual	(155)	—	—	(155)
Barclays Bank PLC*	6/20/20	440,000ILS	0.37%	3-Month TELBOR	Annual	(139)	—	—	(139)
Deutsche Bank AG*	6/20/20	420,000ILS	0.41%	3-Month TELBOR	Annual	(180)	—	—	(180)
Goldman Sachs Bank USA*	6/20/20	340,000ILS	0.37%	3-Month TELBOR	Annual	(103)	26	—	(129)
Bank of America NA#	2/16/28	180,000ILS	1.96%	3-Month TELBOR	Annual	4,370	(13)	4,383	—
Bank of America NA#	6/20/28	110,000ILS	2.00%	3-Month TELBOR	Annual	2,532	—	2,532	—
JP Morgan Chase Bank, N.A.#	6/20/28	90,000ILS	2.08%	3-Month TELBOR	Annual	2,250	—	2,250	—
Barclays Bank PLC#	6/20/28	90,000ILS	1.95%	3-Month TELBOR	Annual	1,965	—	1,965	—

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	53

Wilmington Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount(2)	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs Bank USA#	6/20/28	70,000ILS	2.00%	3-Month TELBOR	Annual	$1,611	$ —	1,611	$ —
Bank of America NA*	11/23/20	2,400,000	1.57%	U.S. CPI NSA	At Term(1)	35,662	—	35,662	—
						$46,725	$ 19	$ 48,403	$ (1,697)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS						$(223,201)	$129,912	$253,358	$(606,471)

At July 31, 2019, the Wilmington Real Asset Fund had open credit default swap agreements as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity /Obligation	Payment Frequency	Implied Credit Spread at July 31, 2019(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Morgan Stanley & Co., LLC###	6/20/24	396,000	5.00%	CDX.NA.HY.32 5Y	Quarter	3.25%	$(29,300)	$(29,740)	$ 440	$ —
Intercontinental Exchange###	12/20/20	20,000EUR	1.00%	Daimler AG	Quarter	0.20%	255	332	—	(77)
							$(29,045)	$(29,408)	$ 440	$ (77)
OVER THE COUNTER
Goldman Sachs International##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8	Monthly	0.30%	4,042	(26,117)	30,159	—
Deutsche Bank AG##	10/17/57	400,000	0.50%	CMBX.NA.AAA.8	Monthly	0.30%	4,042	(20,855)	24,897	—
Barclays Bank PLC###	12/20/23	400,000	1.00%	Mexico LA BP	Quarter	1.05%	415	3,679	—	(3,264)
HSBC Bank USA, N.A.###	12/20/23	200,000	1.00%	Mexico LA BP	Quarter	1.05%	207	1,791	—	(1,584)
Bank of America NA###	12/20/23	100,000	1.00%	Mexico LA BP	Quarter	1.05%	104	961	—	(857)
							$8,810	$(40,541)	$55,056	$(5,705)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS							$(20,235)	$(69,949)	$55,496	$(5,782)

(1) Termination date or maturity date.

(2) Notional Amount denominated in USD unless otherwise noted.

* Portfolio pays the fixed rate and receives the floating rate.

# Portfolio pays the floating rate and receives the fixed rate.

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

### The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) “Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional Amount denominated in USD unless otherwise noted.

(b) “Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments

July 31, 2019 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) “Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

55

Wilmington Diversified Income Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 34.4%

EXCHANGE-TRADED FUNDS – 29.0%

iShares iBoxx High Yield Corporate Bond ETF	31,500	$2,738,295

iShares International Select Dividend ETF#	200,100	5,992,995

SPDR Dow Jones International Real Estate ETF#	42,625	1,625,717

Vanguard REIT ETF	10,700	951,123

TOTAL EXCHANGE-TRADED FUNDS		$11,308,130

INFLATION-PROTECTED SECURITIES FUND – 5.4%

Vanguard Inflation-Protected Securities Fund, Admiral Shares	81,234	2,105,574

TOTAL INVESTMENT COMPANIES
(COST $14,152,067)		$13,413,704

	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 2012-114, Class VM, 3.50%, 10/25/25	$105,664	$109,201

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.82%, 2/25/34Δ	13,818	13,705

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.66%, 11/25/35Δ	5,267	5,121

TOTAL WHOLE LOAN		$18,826

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $137,072)		$128,027

CORPORATE BONDS – 9.9%

AEROSPACE & DEFENSE – 0.1%

Rockwell Collins, Inc.,
Sr. Unsecured, 3.50%, 3/15/27	25,000	26,268

AUTOMOTIVE – 0.2%

General Motors Financial Co., Inc.,
Company Guaranteed, 3.20%, 7/06/21	40,000	40,296

PACCAR Financial Corp.,
Sr. Unsecured, MTN, 2.65%, 5/10/22	55,000	55,561

TOTAL AUTOMOTIVE		$95,857

BEVERAGES – 0.2%

Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	20,000	22,578

Description	Par Value	Value

Keurig Dr. Pepper, Inc.,
Company Guaranteed, 2.00%, 1/15/20	$10,000	$9,974

Keurig Dr. Pepper, Inc.,
Company Guaranteed, 2.70%, 11/15/22	40,000	39,934

TOTAL BEVERAGES		$72,486

BIOTECHNOLOGY – 0.3%

Amgen, Inc.,
Sr. Unsecured, 4.40%, 5/01/45	25,000	26,590

Celgene Corp.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	25,180

Celgene Corp.,
Sr. Unsecured, 4.55%, 2/20/48	45,000	50,928

TOTAL BIOTECHNOLOGY		$102,698

CAPITAL MARKETS – 0.3%

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	55,000	56,126

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	35,000	36,285

Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,721

TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	18,000	18,296

TOTAL CAPITAL MARKETS		$121,428

CHEMICALS – 0.0%**

DuPont de Nemours, Inc.,
Sr. Unsecured, 3.77%, 11/15/20	15,000	15,266

COMMERCIAL BANKS – 0.7%

BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,013

Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	100,000	102,539

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	20,000	21,240

Huntington Bancshares, Inc.,
Sr. Unsecured, 2.63%, 8/06/24	25,000	25,000

SunTrust Banks, Inc.,
Sr. Unsecured, 2.90%, 3/03/21	30,000	30,191

U.S. Bancorp,
Series V, Sr. Unsecured, MTN, 2.63%, 1/24/22	45,000	45,382

TOTAL COMMERCIAL BANKS		$254,365

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Total System Services, Inc.,
Sr. Unsecured, 3.75%, 6/01/23	50,000	51,623

July 31, 2019 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

COMPUTERS – 0.3%

Hewlett Packard Enterprise Co.,
Sr. Unsecured, 3.50%, 10/05/21	$50,000	$50,927

International Business Machines Corp.,
Sr. Unsecured, 2.80%, 5/13/21	60,000	60,510

TOTAL COMPUTERS		$111,437

CONSUMER FINANCE – 0.1%

Capital One Financial Corp.,
Sr. Unsecured, 2.40%, 10/30/20	25,000	25,003

DIVERSIFIED FINANCIAL SERVICES – 1.1%

Bank of America Corp.,
Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	20,505

BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	38,000	39,315

Citigroup, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	35,000	35,282

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	134,528

JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 2.30%, 8/15/21	100,000	99,860

Wells Fargo & Co.,
Subordinated, MTN, 4.40%, 6/14/46	40,000	43,800

Wells Fargo & Co.,
Series M, Subordinated, MTN,
3.45%, 2/13/23	35,000	35,842

TOTAL DIVERSIFIED FINANCIAL SERVICES		$409,132

ELECTRIC – 0.6%

DTE Energy Co.,
Series F, Sr. Unsecured, 3.85%, 12/01/23	10,000	10,464

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	92,044

WEC Energy Group, Inc.,
Sr. Unsecured, 3.38%, 6/15/21	70,000	71,189

WEC Energy Group, Inc.,
Sr. Unsecured, 3.10%, 3/08/22	45,000	45,717

TOTAL ELECTRIC		$219,414

ENVIRONMENTAL CONTROL – 0.2%

Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	35,000	36,649

Waste Management, Inc.,
Company Guaranteed, 4.10%, 3/01/45	25,000	27,306

TOTAL ENVIRONMENTAL CONTROL		$63,955

FOOD & STAPLES RETAILING – 0.3%

Conagra Brands, Inc.,
Sr. Unsecured, 4.60%, 11/01/25	40,000	43,576

Kroger Co. (The),
Sr. Unsecured, 2.80%, 8/01/22	35,000	35,339

Kroger Co. (The),
Sr. Unsecured, 5.40%, 1/15/49	50,000	55,731

TOTAL FOOD & STAPLES RETAILING		$134,646

Description	Par Value	Value

FOREST PRODUCTS & PAPER – 0.2%

International Paper Co.,
Sr. Unsecured, 4.75%, 2/15/22	$15,000	$15,792

International Paper Co.,
Sr. Unsecured, 4.40%, 8/15/47	50,000	50,228

TOTAL FOREST PRODUCTS & PAPER		$66,020

HEALTH CARE EQUIPMENT & SUPPLIES – 0.2%

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.30%, 2/15/22	20,000	20,479

Zimmer Biomet Holdings, Inc.,
Sr. Unsecured, 2.70%, 4/01/20	55,000	55,027

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$75,506

HEALTH CARE PROVIDERS & SERVICES – 0.4%

Anthem, Inc.,
Sr. Unsecured, 3.65%, 12/01/27	30,000	31,060

Cardinal Health, Inc.,
Sr. Unsecured, 3.08%, 6/15/24	35,000	35,059

CVS Health Corp.,
Sr. Unsecured, 5.05%, 3/25/48	30,000	32,465

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	25,327

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.95%, 10/15/27	25,000	25,471

TOTAL HEALTH CARE PROVIDERS & SERVICES		$149,382

HOME FURNISHINGS – 0.2%

Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	65,000	68,600

HOUSEHOLD PRODUCTS – 0.2%

Church & Dwight Co., Inc.,
Sr. Unsecured, 3.95%, 8/01/47	15,000	15,236

Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	61,391

TOTAL HOUSEHOLD PRODUCTS		$76,627

INSURANCE – 0.7%

American International Group, Inc.,
Sr. Unsecured, 3.30%, 3/01/21	60,000	60,792

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	40,000	42,205

CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	35,000	36,875

Lincoln National Corp.,
Sr. Unsecured, 3.63%, 12/12/26	25,000	26,012

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	60,000	63,148

WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	45,000	48,864

TOTAL INSURANCE		$277,896

MEDIA – 0.3%

CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	75,000	79,278

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	57

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Comcast Corp.,
Company Guaranteed, 4.70%, 10/15/48	$35,000	$41,128

Walt Disney Co. (The) /
TWDC Enterprises 18 Corp.,
Company Guaranteed, GMTN,
4.13%, 6/01/44#	10,000	11,479

TOTAL MEDIA		$131,885

MISCELLANEOUS MANUFACTURING – 0.3%

Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	45,000	47,130

Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 3.50%, 3/21/26	55,000	57,018

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	20,000	20,325

TOTAL MISCELLANEOUS MANUFACTURING		$124,473

MULTI-UTILITIES – 0.1%

Sempra Energy,
Sr. Unsecured, 2.85%, 11/15/20	55,000	55,257

OIL & GAS – 0.6%

BP Capital Markets PLC,
Company Guaranteed, 2.50%, 11/06/22	50,000	50,330

Marathon Oil Corp.,
Sr. Unsecured, 4.40%, 7/15/27	70,000	73,828

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	20,000	20,860

Phillips 66,
Company Guaranteed, 4.30%, 4/01/22	20,000	21,126

Shell International Finance BV,
Company Guaranteed, 3.25%, 5/11/25	25,000	26,167

Valero Energy Corp.,
Sr. Unsecured, 4.00%, 4/01/29	30,000	31,363

Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	10,000	11,021

TOTAL OIL & GAS		$234,695

PHARMACEUTICALS – 0.3%

AbbVie, Inc.,
Sr. Unsecured, 2.50%, 5/14/20	30,000	30,012

AbbVie, Inc.,
Sr. Unsecured, 4.25%, 11/14/28	25,000	26,619

AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	19,804

Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	20,000	20,345

Zoetis, Inc.,
Sr. Unsecured, 3.95%, 9/12/47	20,000	20,398

TOTAL PHARMACEUTICALS		$117,178

PIPELINES – 0.6%

Energy Transfer Operating LP,
Company Guaranteed, 3.60%, 2/01/23	35,000	35,972

Energy Transfer Operating LP,
Company Guaranteed, 4.20%, 4/15/27	40,000	41,662

Kinder Morgan, Inc.,
Company Guaranteed, 5.20%, 3/01/48	40,000	45,120

Description	Par Value	Value

MPLX LP,
Sr. Unsecured, 4.00%, 3/15/28	$30,000	$30,898

ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	53,740

Spectra Energy Partners LP,
Company Guaranteed, 4.50%, 3/15/45	25,000	26,381

TOTAL PIPELINES		$233,773

REAL ESTATE INVESTMENT TRUSTS – 0.4%

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	15,000	16,491

AvalonBay Communities, Inc.,
Sr. Unsecured, MTN, 3.35%, 5/15/27	25,000	26,218

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	15,000	15,978

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	41,033

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	15,000	15,490

Welltower, Inc.,
Sr. Unsecured, 3.63%, 3/15/24	55,000	57,274

TOTAL REAL ESTATE INVESTMENT TRUSTS		$172,484

SEMICONDUCTORS – 0.1%

Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	35,000	35,589

TELECOMMUNICATIONS – 0.1%

AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	15,000	15,911

AT&T, Inc.,
Sr. Unsecured, 4.85%, 7/15/45	25,000	26,721

TOTAL TELECOMMUNICATIONS		$42,632

TRANSPORTATION – 0.5%

FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	28,457

FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	15,000	14,506

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.65%, 3/02/20	100,000	100,093

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	10,000	9,991

Union Pacific Corp.,
Sr. Unsecured, 3.15%, 3/01/24	45,000	46,321

TOTAL TRANSPORTATION		$199,368

TRUCKING & LEASING – 0.2%

GATX Corp.,
Sr. Unsecured, 2.60%, 3/30/20	60,000	60,006

GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44	20,000	22,183

TOTAL TRUCKING & LEASING		$82,189

TOTAL CORPORATE BONDS
(COST $3,688,952)		$3,847,132

July 31, 2019 (unaudited)

58	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

COMMON STOCKS – 37.5%

COMMUNICATION SERVICES – 1.8%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%

AT&T, Inc.	13,000	$442,650

Verizon Communications, Inc.	4,800	265,296

TOTAL COMMUNICATION SERVICES		$707,946

CONSUMER DISCRETIONARY – 2.0%

AUTOMOBILES – 0.5%

General Motors Co.	4,425	178,505

HOTELS, RESTAURANTS & LEISURE – 0.8%

Extended Stay America, Inc.	7,925	132,506

McDonald’s Corp.	875	184,380

		$316,886

MULTILINE RETAIL – 0.7%

Target Corp.	3,075	265,680

TOTAL CONSUMER DISCRETIONARY		$761,071

CONSUMER STAPLES – 3.0%

BEVERAGES – 1.2%

Coca-Cola Co. (The)	4,300	226,309

PepsiCo., Inc.	2,026	258,943

		$485,252

HOUSEHOLD PRODUCTS – 1.0%

Procter & Gamble Co. (The)	3,175	374,777

TOBACCO – 0.8%

Philip Morris International, Inc.	3,700	309,357

TOTAL CONSUMER STAPLES		$1,169,386

ENERGY – 3.8%

OIL, GAS & CONSUMABLE FUELS – 3.8%

BP PLC ADR	6,375	253,343

Chevron Corp.	3,625	446,274

Exxon Mobil Corp.	2,600	193,336

Occidental Petroleum Corp.	4,425	227,268

Suncor Energy, Inc.	7,275	208,792

Valero Energy Corp.	1,790	152,597

TOTAL ENERGY		$1,481,610

FINANCIALS – 8.4%

CAPITAL MARKETS – 0.9%

BlackRock, Inc.	375	175,380

Main Street Capital Corp.	3,809	162,644

		$338,024

COMMERCIAL BANKS – 2.7%

First Hawaiian, Inc.	6,500	173,940

Description	Number of Shares	Value

Toronto-Dominion Bank (The)	5,050	$295,122

U.S. Bancorp	5,650	322,897

United Bankshares, Inc.	7,125	267,829

		$1,059,788

DIVERSIFIED FINANCIAL SERVICES – 2.8%

Citigroup, Inc.	3,750	266,850

JPMorgan Chase & Co.	4,750	551,000

Wells Fargo & Co.	5,800	280,778

		$1,098,628

INSURANCE – 2.0%

MetLife, Inc.	6,275	310,111

Old Republic International Corp.	13,300	303,373

Prudential Financial, Inc.	1,650	167,161

		$780,645

TOTAL FINANCIALS		$3,277,085

HEALTH CARE – 5.8%

BIOTECHNOLOGY – 1.1%

Amgen, Inc.	825	153,929

Gilead Sciences, Inc.	4,250	278,460

		$432,389

HEALTH CARE PROVIDERS & SERVICES – 0.7%

CVS Health Corp.	4,800	268,176

PHARMACEUTICALS – 4.0%

Bristol-Myers Squibb Co.	4,675	207,617

Johnson & Johnson	3,075	400,427

Merck & Co., Inc.	6,600	547,734

Pfizer, Inc.	10,150	394,226

		$1,550,004

TOTAL HEALTH CARE		$2,250,569

INDUSTRIALS – 3.3%

AEROSPACE & DEFENSE – 1.0%

Lockheed Martin Corp.	1,100	398,387

AIR FREIGHT & LOGISTICS – 0.8%

United Parcel Service, Inc., Class B	2,750	328,542

BUILDING PRODUCTS – 0.7%

Johnson Controls International PLC	6,350	269,494

ELECTRICAL EQUIPMENT – 0.8%

Emerson Electric Co.	4,500	291,960

TOTAL INDUSTRIALS		$1,288,383

INFORMATION TECHNOLOGY – 4.0%

COMMUNICATIONS EQUIPMENT – 1.6%

Cisco Systems, Inc.	11,500	637,100

IT SERVICES – 0.6%

International Business Machines Corp.	1,450	214,948

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	59

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%

Broadcom, Inc.	1,125	$326,239

QUALCOMM, Inc.	5,400	395,064

		$721,303

TOTAL INFORMATION TECHNOLOGY		$1,573,351

MATERIALS – 0.8%

CHEMICALS – 0.8%

Chemours Co. (The)	5,900	112,513

Dow, Inc.	4,400	213,136

TOTAL MATERIALS		$325,649

REAL ESTATE – 1.8%

REAL ESTATE INVESTMENT TRUSTS – 1.8%

Blackstone Mortgage Trust, Inc., Class A	7,800	277,056

Park Hotels & Resorts, Inc.	6,375	168,364

Ventas, Inc.	3,750	252,337

TOTAL REAL ESTATE		$697,757

UTILITIES – 2.8%

ELECTRIC UTILITIES – 2.8%

American Electric Power Co., Inc.	3,050	267,821

Duke Energy Corp.	2,325	201,624

FirstEnergy Corp.	6,900	303,393

NextEra Energy, Inc.	1,600	331,472

TOTAL UTILITIES		$1,104,310

TOTAL COMMON STOCKS
(COST $13,226,600)		$14,637,117

	Par Value

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%

Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	$45,421	$45,939

Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	34,215	37,459

TOTAL AIRLINES		$83,398

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $78,656)		$83,398

GOVERNMENT AGENCY – 0.1%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%

3.25%, 11/16/28	35,000	38,010

TOTAL GOVERNMENT AGENCY
(COST $34,652)		$38,010

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES – 6.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 2.1%

Pool C00478, 8.50%, 9/01/26	$1,076	$1,212

Pool A15865, 5.50%, 11/01/33	27,023	29,698

Pool A19412, 5.00%, 3/01/34	77,700	86,533

Pool G05774, 5.00%, 1/01/40	149,542	161,756

Pool C03517, 4.50%, 9/01/40	20,351	21,720

Pool C03849, 3.50%, 4/01/42	38,380	39,626

Pool C04305, 3.00%, 11/01/42	136,870	139,819

Pool C09020, 3.50%, 11/01/42	117,805	122,267

Pool G07889, 3.50%, 8/01/43	26,312	27,308

Pool Q23891, 4.00%, 12/01/43	30,563	32,253

Pool G60038, 3.50%, 1/01/44	93,609	97,173

Pool SD8000, 3.00%, 7/01/49	79,732	80,474

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$839,839

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 4.0%

Pool AB4089, 3.00%, 12/01/26	17,497	17,846

Pool 533246, 7.50%, 4/01/30	2,947	3,059

Pool AJ4050, 4.00%, 10/01/41	61,708	64,799

Pool AX5302, 4.00%, 1/01/42	20,441	21,467

Pool AT7899, 3.50%, 7/01/43	50,703	51,930

Pool AS0302, 3.00%, 8/01/43	57,817	59,022

Pool AL6325, 3.00%, 10/01/44	52,403	53,498

Pool BC0830, 3.00%, 4/01/46	66,956	67,817

Pool BC9468, 3.00%, 6/01/46	19,032	19,277

Pool BE1899, 3.00%, 11/01/46	98,441	99,652

Pool BD7166, 4.50%, 4/01/47	65,854	69,410

Pool BE3625, 3.50%, 5/01/47	133,496	137,534

Pool BE3702, 4.00%, 6/01/47	181,225	189,139

Pool BE3767, 3.50%, 7/01/47	13,948	14,370

Pool BH9215, 3.50%, 1/01/48	35,279	36,347

Pool BJ0650, 3.50%, 3/01/48	216,875	223,038

Pool BJ9169, 4.00%, 5/01/48	103,926	108,054

Pool BK4764, 4.00%, 8/01/48	90,933	94,301

Pool MA3444, 4.50%, 8/01/48	55,151	57,763

Pool BN1628, 4.50%, 11/01/48	28,666	30,168

Pool BN3956, 4.00%, 1/01/49	51,038	52,864

Pool BN6683, 3.50%, 6/01/49	86,505	88,691

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,560,046

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Pool 354677, 7.50%, 10/15/23	5,693	6,530

July 31, 2019 (unaudited)

60	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Pool 354765, 7.00%, 2/15/24	$9,429	$10,123

Pool 354827, 7.00%, 5/15/24	6,456	6,798

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$23,451

TOTAL MORTGAGE-BACKED SECURITIES
(COST $2,400,483)		$2,423,336

U.S. TREASURY – 9.0%

U.S. TREASURY BONDS – 1.9%

2.50%, 2/15/46	65,000	64,630

2.75%, 8/15/47	70,000	72,993

3.00%, 11/15/44	53,000	57,841

3.00%, 11/15/45	8,000	8,748

3.00%, 2/15/47	21,000	23,010

3.00%, 5/15/47	30,000	32,839

3.13%, 8/15/44	11,000	12,263

3.38%, 5/15/44	139,000	161,405

3.63%, 2/15/44	87,000	105,048

4.38%, 5/15/40	120,000	159,667

4.75%, 2/15/37	21,000	28,732

TOTAL U.S. TREASURY BONDS		$727,176

U.S. TREASURY NOTES – 7.1%

1.13%, 2/28/21	250,000	246,855

1.50%, 11/30/19	40,000	39,913

1.50%, 8/15/26	90,000	87,497

1.63%, 11/15/22	96,000	95,351

1.63%, 5/15/26	195,000	191,435

1.75%, 5/15/23	405,000	403,663

2.00%, 10/31/21	165,000	165,478

2.00%, 4/30/24	170,000	171,241

2.00%, 2/15/25	115,000	115,842

2.00%, 8/15/25	35,000	35,229

2.13%, 8/31/20	115,000	115,114

2.13%, 6/30/22	175,000	176,441

2.13%, 11/30/23	215,000	217,542

2.13%, 5/15/25	140,000	141,944

2.25%, 11/15/24	80,000	81,635

2.25%, 11/15/25	5,000	5,104

2.25%, 8/15/27	200,000	204,381

2.38%, 8/15/24	140,000	143,561

2.38%, 5/15/29#	150,000	154,768

TOTAL U.S. TREASURY NOTES		$2,792,994

TOTAL U.S. TREASURY
(COST $3,420,800)		$3,520,170

Description	Number of Shares	Value

MONEY MARKET FUND – 2.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	921,083	$921,083

TOTAL MONEY MARKET FUND
(COST $921,083)		$921,083

TOTAL INVESTMENTS IN SECURITIES – 100.0%
(COST $38,060,365)		$39,011,977

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.3%

REPURCHASE AGREEMENTS – 3.3%

Bank of America Securities, Inc., 2.56%, dated 7/31/19, due 8/01/19, repurchase price $238,536, collateralized by U.S. Government Agency Securities, 2.00% to 10.00%, maturing 8/15/19 to 7/01/49; total market value of $243,289.	$238,519	$238,519

Bank of Montreal, 2.55%, dated 7/31/19,due 8/01/19, repurchase price $238,536, collateralized by U.S. Government Agency Securities, 2.47% to 5.00%, maturing 10/01/21 to 5/20/68; total market value of $243,289.	238,519	238,519

BNP Paribas SA, 2.53%, dated 7/31/19, due 8/01/19, repurchase price $94,676, collateralized by U.S. Treasury Securities, 0.00% to 8.75%, maturing 9/30/19 to 8/15/48; total market value of $96,562.	94,669	94,669

Daiwa Capital Markets America, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $238,536, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/01/19 to 8/01/49; total market value of $243,289.	238,519	238,519

Nomura Securities International, Inc., 2.55%, dated 7/31/19, due 8/01/19, repurchase price $238,536, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 9/01/19 to 6/20/69; total market value of $243,289.	238,519	238,519

RBC Dominion Securities, Inc., 2.54%, dated 7/31/19, due 8/01/19, repurchase price $238,536, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 2/01/37 to 5/20/49; total market value of $243,289.	238,519	238,519

TOTAL REPURCHASE AGREEMENTS		$1,287,264

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,287,264)		$1,287,264

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	61

Wilmington Diversified Income Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 103.3% (COST $39,347,629)	$40,299,241

COLLATERAL FOR SECURITIES ON LOAN – (3.3%)	(1,287,264)

OTHER ASSETS LESS LIABILITIES – 0.0%**	15,982

TOTAL NET ASSETS – 100.0%	$39,027,959

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Investment Companies	$13,413,704	$—	$—	$13,413,704

Collateralized Mortgage Obligations	—	128,027	—	128,027

Corporate Bonds	—	3,847,132	—	3,847,132

Common Stocks	14,637,117	—	—	14,637,117

Enhanced Equipment Trust Certificates	—	83,398	—	83,398

Government Agency	—	38,010	—	38,010

Mortgage-Backed Securities	—	2,423,336	—	2,423,336

U.S. Treasury	—	3,520,170	—	3,520,170

Money Market Fund	921,083	—	—	921,083

Repurchase Agreements	—	1,287,264	—	1,287,264

Total	$28,971,904	$11,327,337	$—	$40,299,241

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2019, these liquid restricted securities amounted to $134,528 representing 0.34% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

62

Wilmington Broad Market Bond Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.1%

FINANCIAL SERVICES – 0.1%

LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$309,429	$326,487

TOTAL ASSET-BACKED SECURITY (COST $309,429)		$326,487

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 2005-29, Class WC, 4.75%, 4/25/35	17,981	19,011

Series 2012-114, Class VM, 3.50%, 10/25/25	1,426,468	1,474,218

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,493,229

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.82%, 2/25/34Δ	68,594	68,034

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.66%, 11/25/35Δ	105,340	102,428

TOTAL WHOLE LOAN		$170,462

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,784,228)		$1,663,691

COMMERCIAL PAPER – 4.9%♦

BP Capital Markets PLC, 2.47%, 8/01/19Ω	10,000,000	9,999,314

Consolidated Edison Co., 2.45%, 8/08/19Ω	5,000,000	4,997,278

Diageo Capital PLC, 2.45%, 8/02/19Ω	10,000,000	9,998,639

TOTAL COMMERCIAL PAPER (COST $24,996,937)		$24,995,231

CORPORATE BONDS – 44.9%

AEROSPACE & DEFENSE – 1.1%

Northrop Grumman Corp., Sr. Unsecured, 2.93%, 1/15/25	1,000,000	1,020,004

Northrop Grumman Corp., Sr. Unsecured, 4.03%, 10/15/47	1,765,000	1,875,712

Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	1,600,000	1,681,122

United Technologies Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.65%), 3.17%, 8/16/21Δ	1,175,000	1,175,924

TOTAL AEROSPACE & DEFENSE		$5,752,762

Description	Par Value	Value

AUTOMOTIVE – 2.2%

Daimler Finance North America LLC, Company Guaranteed, 2.30%, 1/06/20Ω	$2,000,000	$1,999,328

Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21Ω	250,000	257,454

Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	519,444

Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	462,115

Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	1,000,000	1,071,191

General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,088,538

General Motors Financial Co., Inc., Company Guaranteed, 2.35%, 10/04/19	1,000,000	1,000,153

General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	1,650,000	1,699,837

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 5/10/22	3,045,000	3,076,061

TOTAL AUTOMOTIVE		$11,174,121

BEVERAGES – 0.6%

Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,271,014

Keurig Dr. Pepper, Inc., Company Guaranteed, 2.53%, 11/15/21#	1,000,000	995,921

Keurig Dr. Pepper, Inc., Company Guaranteed, 5.09%, 5/25/48#	700,000	793,810

TOTAL BEVERAGES		$3,060,745

BIOTECHNOLOGY – 0.7%

Amgen, Inc., Sr. Unsecured, 2.13%, 5/01/20	2,000,000	1,995,517

Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	1,305,000	1,314,387

TOTAL BIOTECHNOLOGY		$3,309,904

BUILDING PRODUCTS – 0.0%**

Johnson Controls International PLC, (Current rate until maturity), Sr. Unsecured, 4.63%, 7/02/44	100,000	103,450

CAPITAL MARKETS – 2.0%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	786,045

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 3.42%, 4/23/20Δ	425,000	427,397

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.61%, 9/15/20Δ	1,425,000	1,437,903

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	63

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Goldman Sachs Group, Inc. (The), Sr. Unsecured, 3.00%, 4/26/22	$915,000	$922,368

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	800,000	816,371

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	2,080,000	2,156,366

Morgan Stanley, Sr. Unsecured, GMTN, (3 Month USD LIBOR + 0.55%), 3.10%, 2/10/21Δ	1,625,000	1,626,704

Morgan Stanley, Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	345,697

Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	505,000	541,385

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	847,000	860,937

TOTAL CAPITAL MARKETS		$9,921,173

CHEMICALS – 0.1%

DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	735,000	748,024

COMMERCIAL BANKS – 4.2%

BB&T Corp., Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,640,723

BB&T Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 2.97%, 4/01/22Δ	2,000,000	2,012,741

Branch Banking & Trust Co., Subordinated, BKNT, 3.80%, 10/30/26	1,000,000	1,062,295

Comerica, Inc., Sr. Unsecured, 3.70%, 7/31/23	1,000,000	1,042,410

Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,281,734

Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	562,871

Fifth Third Bank, Sr. Unsecured, BKNT, 1.63%, 9/27/19	2,000,000	1,997,476

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 8/06/24	1,325,000	1,325,021

KeyBank NA, Sr. Unsecured, BKNT, 3.30%, 2/01/22	615,000	629,702

KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	750,000	754,504

PNC Bank NA, Sr. Unsecured, BKNT, 2.40%, 10/18/19	1,500,000	1,500,258

PNC Bank NA, Subordinated, BKNT, 2.95%, 1/30/23#	350,000	356,005

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	1,500,000	1,575,394

SunTrust Banks, Inc., Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,484,374

U.S. Bancorp, Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,035,298

Description	Par Value	Value

U.S. Bank NA, Sr. Unsecured, BKNT, 2.13%, 10/28/19	$2,000,000	$1,999,220

TOTAL COMMERCIAL BANKS		$21,260,026

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Total System Services, Inc., Sr. Unsecured, 3.75%, 6/01/23	2,570,000	2,653,400

COMPUTERS – 1.1%

Hewlett Packard Enterprise Co., Sr. Unsecured, 3.60%, 10/15/20	2,350,000	2,378,226

International Business Machines Corp., Sr. Unsecured, 2.80%, 5/13/21	3,300,000	3,328,033

TOTAL COMPUTERS		$5,706,259

CONSUMER FINANCE – 0.8%

American Express Credit Corp., Sr. Unsecured, MTN, 1.70%, 10/30/19	800,000	799,196

American Express Credit Corp., Sr. Unsecured, MTN, 2.20%, 3/03/20	1,000,000	999,339

Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	1,365,000	1,365,139

Capital One NA, Sr. Unsecured, BKNT, 2.35%, 1/31/20	1,000,000	999,543

TOTAL CONSUMER FINANCE		$4,163,217

DIVERSIFIED FINANCIAL SERVICES – 2.8%

Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,122,675

Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,067,112

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	484,463

BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	252,410

Charles Schwab Corp. (The), Sr. Unsecured, 4.45%, 7/22/20	250,000	255,494

Citibank NA, Sr. Unsecured, BKNT, 3.40%, 7/23/21	1,400,000	1,427,729

Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	2,060,000	2,076,623

Citigroup, Inc., Subordinated, 4.13%, 7/25/28	1,650,000	1,737,198

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,345,281

JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	103,898

JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	699,023

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%), 3.52%, 5/15/47Δ	1,000,000	780,000

Wells Fargo & Co., Sr. Unsecured, 2.10%, 7/26/21	2,000,000	1,991,501

July 31, 2019 (unaudited)

64	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	$1,000,000	$1,095,002

TOTAL DIVERSIFIED FINANCIAL SERVICES		$14,438,409

ELECTRIC – 2.7%

Baltimore Gas & Electric Co., Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,531,874

Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,055,852

Consolidated Edison, Inc., Sr. Unsecured, 2.00%, 5/15/21	750,000	745,773

DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	319,147

Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	1,058,498

Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,329,520

FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 7/15/27	800,000	841,170

FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,417,285

NextEra Energy Capital Holdings, Inc., Company Guaranteed, 4.50%, 6/01/21	3,000,000	3,095,547

System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	524,835

WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	1,000,000	1,016,988

TOTAL ELECTRIC		$13,936,489

ELECTRICAL EQUIPMENT MANUFACTURING – 0.1%

General Electric Co., Subordinated, 5.30%, 2/11/21	250,000	259,192

ENVIRONMENTAL CONTROL – 0.6%

Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,314,132

Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,660,176

TOTAL ENVIRONMENTAL CONTROL		$2,974,308

FOOD & STAPLES RETAILING – 1.3%

Conagra Brands, Inc., Sr. Unsecured, 5.40%, 11/01/48	665,000	743,129

Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21#	1,750,000	1,768,130

Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	2,060,000	2,079,953

Kroger Co. (The), Sr. Unsecured, 5.40%, 1/15/49	1,640,000	1,827,964

TOTAL FOOD & STAPLES RETAILING		$6,419,176

FOREST PRODUCTS & PAPER – 0.5%

International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	765,000	805,414

International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,506,850

TOTAL FOREST PRODUCTS & PAPER		$2,312,264

Description	Par Value	Value

HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%

Becton Dickinson & Co., Sr. Unsecured, 2.40%, 6/05/20	$4,500,000	$4,493,448

Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	1,000,000	1,016,035

Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.50%, 3/01/21	2,000,000	2,063,536

Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,126,365

Zimmer Biomet Holdings, Inc., Sr. Unsecured, 2.70%, 4/01/20	2,650,000	2,651,306

Zimmer Biomet Holdings, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 3.17%, 3/19/21Δ	1,000,000	999,306

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$12,349,996

HEALTH CARE PROVIDERS & SERVICES – 2.7%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,708,299

Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	2,080,000	2,083,496

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	598,028

Cigna Corp., Company Guaranteed, 3.20%, 9/17/20Ω	2,000,000	2,015,327

Cigna Corp., Company Guaranteed, 3.75%, 7/15/23Ω	500,000	519,859

CVS Health Corp., Sr. Unsecured, 5.05%, 3/25/48	1,510,000	1,634,071

Elanco Animal Health, Inc., Sr. Unsecured, 4.27%, 8/28/23	1,000,000	1,052,404

Elanco Animal Health, Inc., Sr. Unsecured, 4.90%, 8/28/28	2,000,000	2,229,657

UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	1,350,000	1,375,431

UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	305,295

TOTAL HEALTH CARE PROVIDERS & SERVICES		$13,521,867

HOME FURNISHINGS – 0.3%

Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,583,073

HOUSEHOLD PRODUCTS – 0.2%

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	870,000	883,706

INSURANCE – 2.6%

American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21	3,000,000	3,039,600

American International Group, Inc., Sr. Unsecured, 4.20%, 4/01/28	1,000,000	1,073,553

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,529,929

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	65

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	$1,000,000	$1,064,397

CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	1,000,893

Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,041,786

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,435,859

Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	255,827

WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,052,463

WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,862,279

TOTAL INSURANCE		$13,356,586

MEDIA – 1.1%

CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,162,737

Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	1,500,000	1,512,887

Comcast Corp., Company Guaranteed, 4.95%, 10/15/58	1,500,000	1,817,799

Discovery Communications LLC, Company Guaranteed, 3.95%, 3/20/28	1,000,000	1,033,657

TOTAL MEDIA		$5,527,080

METALS & MINING – 0.2%

Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	1,000,000	1,164,707

MISCELLANEOUS MANUFACTURING – 0.5%

Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,135,169

Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	480,000	487,802

Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	785,149

TOTAL MISCELLANEOUS MANUFACTURING		$2,408,120

MULTI-UTILITIES – 1.0%

Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	2,870,000	2,883,412

Sempra Energy, Sr. Unsecured, 2.90%, 2/01/23	760,000	764,859

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,423,118

TOTAL MULTI-UTILITIES		$5,071,389

OIL & GAS – 1.6%

Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	2,000,000	2,109,364

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	777,034

Phillips 66, Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,531,647

Description	Par Value	Value

Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ω	$1,500,000	$1,546,306

Valero Energy Corp., Sr. Unsecured, 4.00%, 4/01/29	1,580,000	1,651,783

Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	620,455

TOTAL OIL & GAS		$8,236,589

PHARMACEUTICALS – 1.8%

AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,485,594

AbbVie, Inc., Sr. Unsecured, 4.25%, 11/14/28	1,235,000	1,314,999

AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	455,500

AbbVie, Inc., Sr. Unsecured, 4.88%, 11/14/48	1,000,000	1,057,463

Bristol-Myers Squibb Co., Sr. Unsecured, (3 Month USD LIBOR + 0.38%), 2.91%, 5/16/22Δ,Ω	665,000	665,327

Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 7/26/29Ω	1,000,000	1,046,262

Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	1,000,000	1,069,384

Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	940,000	956,217

Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	1,005,000	1,025,013

TOTAL PHARMACEUTICALS		$9,075,759

PIPELINES – 2.2%

Energy Transfer Operating LP, Company Guaranteed, 3.60%, 2/01/23	870,000	894,177

Energy Transfer Operating LP, Company Guaranteed, 5.30%, 4/15/47	1,250,000	1,305,247

Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	1,075,000	1,081,391

Enterprise Products Operating LLC, Company Guaranteed, 4.20%, 1/31/50	1,120,000	1,141,605

Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	558,917

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,117,050

Kinder Morgan, Inc., Company Guaranteed, 5.20%, 3/01/48	2,040,000	2,301,137

MPLX LP, Sr. Unsecured, 4.70%, 4/15/48	1,000,000	1,009,761

ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,194,229

Spectra Energy Partners LP, Company Guaranteed, 3.50%, 3/15/25	670,000	691,144

TOTAL PIPELINES		$11,294,658

REAL ESTATE INVESTMENT TRUSTS – 2.7%

American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	415,000	456,252

July 31, 2019 (unaudited)

66	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	$1,000,000	$1,005,794

AvalonBay Communities, Inc., Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,158,168

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	1,420,000	1,489,189

Digital Realty Trust LP, Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,132,763

HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	665,000	694,138

HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	479,349

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	712,940

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	944,864

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	800,000	814,719

Welltower, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	264,682

Welltower, Inc., Sr. Unsecured, 4.00%, 6/01/25	3,000,000	3,176,230

Welltower, Inc., Sr. Unsecured, 4.95%, 9/01/48	1,000,000	1,144,686

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,473,774

RETAIL – 0.2%

Nordstrom, Inc., Sr. Unsecured, 5.00%, 1/15/44	1,000,000	922,054

TELECOMMUNICATIONS – 1.2%

AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	845,000	896,322

AT&T, Inc., Sr. Unsecured, 4.85%, 7/15/45	1,190,000	1,271,923

Cisco Systems, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.34%), 2.73%, 9/20/19Δ	1,600,000	1,600,904

Verizon Communications, Inc., Sr. Unsecured, 4.86%, 8/21/46	2,000,000	2,339,143

TOTAL TELECOMMUNICATIONS		$6,108,292

TRANSPORTATION – 1.8%

Ryder System, Inc., Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,449,765

Ryder System, Inc., Sr. Unsecured, MTN, 3.50%, 6/01/21	500,000	510,572

Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	980,000	979,159

Ryder System, Inc., Sr. Unsecured, MTN, 3.65%, 3/18/24#	1,670,000	1,747,871

Union Pacific Corp., Sr. Unsecured, 3.15%, 3/01/24	2,565,000	2,640,283

Union Pacific Corp., Sr. Unsecured, 4.30%, 3/01/49	675,000	751,435

TOTAL TRANSPORTATION		$9,079,085

Description	Par Value	Value

TRUCKING & LEASING – 1.1%

GATX Corp., Sr. Unsecured, 2.60%, 3/30/20	$2,000,000	$2,000,198

GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	1,065,000	1,065,951

GATX Corp., Sr. Unsecured, 3.85%, 3/30/27	1,500,000	1,553,354

GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	640,000	709,843

TOTAL TRUCKING & LEASING		$5,329,346

TOTAL CORPORATE BONDS (COST $220,303,220)		$227,579,000

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.1%

AIRLINES – 0.1%

American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	180,107	185,760

Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	141,941	143,559

Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	213,841	234,120

Delta Air Lines, 2009-1, Series A, Pass-Through Certificates, 7.75%, 12/17/19	98,295	100,085

TOTAL AIRLINES		$663,524

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $634,184)		$663,524

GOVERNMENT AGENCIES – 0.8%

FEDERAL HOME LOAN BANK (FHLB) – 0.4%

3.25%, 11/16/28	1,960,000	2,128,552

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%

2.38%, 1/13/22	125,000	126,409

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

6.25%, 5/15/29	750,000	1,012,593

7.25%, 5/15/30	400,000	589,033

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,601,626

TOTAL GOVERNMENT AGENCIES (COST $3,394,706)		$3,856,587

MORTGAGE-BACKED SECURITIES – 23.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 7.6%

Pool B17616, 5.50%, 1/01/20	2,780	2,800

Pool G12709, 5.00%, 7/01/22	18,478	19,396

Pool C00478, 8.50%, 9/01/26	9,679	10,908

Pool E09010, 2.50%, 9/01/27	691,499	697,040

Pool G18497, 3.00%, 1/01/29	87,433	89,838

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	67

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool C01272, 6.00%, 12/01/31	$18,195	$20,117

Pool A13990, 4.50%, 10/01/33	10,602	11,269

Pool G01625, 5.00%, 11/01/33	25,493	28,129

Pool G08097, 6.50%, 11/01/35	12,235	14,012

Pool G02296, 5.00%, 6/01/36	132,286	143,984

Pool G02390, 6.00%, 9/01/36	4,377	4,865

Pool G05317, 5.00%, 4/01/37	525,405	572,605

Pool G03703, 5.50%, 12/01/37	14,206	15,769

Pool G04776, 5.50%, 7/01/38	46,784	50,206

Pool G05500, 5.00%, 5/01/39	477,450	525,223

Pool A93415, 4.00%, 8/01/40	1,287,349	1,366,654

Pool A93505, 4.50%, 8/01/40	957,746	1,022,116

Pool A93996, 4.50%, 9/01/40	751,565	802,138

Pool G06222, 4.00%, 1/01/41	1,356,603	1,438,690

Pool A97047, 4.50%, 2/01/41	742,595	797,146

Pool G06956, 4.50%, 8/01/41	737,312	791,489

Pool C03750, 3.50%, 2/01/42	320,135	332,284

Pool C03849, 3.50%, 4/01/42	153,518	158,505

Pool Q08305, 3.50%, 5/01/42	863,722	903,756

Pool C04305, 3.00%, 11/01/42	2,411,469	2,463,418

Pool C09020, 3.50%, 11/01/42	2,228,118	2,312,526

Pool G07266, 4.00%, 12/01/42	1,879,897	1,960,353

Pool C04444, 3.00%, 1/01/43	87,291	89,111

Pool C09029, 3.00%, 3/01/43	401,714	410,616

Pool G08534, 3.00%, 6/01/43	500,346	511,434

Pool Q19476, 3.50%, 6/01/43	897,700	926,578

Pool C09044, 3.50%, 7/01/43	1,042,082	1,075,641

Pool G07889, 3.50%, 8/01/43	907,441	941,817

Pool G07624, 4.00%, 12/01/43	893,263	934,111

Pool G60038, 3.50%, 1/01/44	4,760,273	4,941,539

Pool G07680, 4.00%, 4/01/44	1,398,150	1,461,897

Pool G07943, 4.50%, 8/01/44	99,178	105,332

Pool G08607, 4.50%, 9/01/44	642,174	685,013

Pool Q33547, 3.50%, 5/01/45	906,195	932,183

Pool Q36970, 4.00%, 10/01/45	440,082	460,656

Pool G60384, 4.50%, 12/01/45	69,380	72,923

Pool Q39438, 4.00%, 3/01/46	3,189,319	3,318,435

Pool Q39644, 3.50%, 3/01/46	4,353,831	4,506,173

Pool G08705, 3.00%, 5/01/46	295,964	299,681

Pool G08708, 4.50%, 5/01/46	524,382	551,207

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$38,779,583

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 15.7%

Pool 975207, 5.00%, 3/01/23	19,010	19,848

Pool AE2520, 3.00%, 1/01/26	305,276	314,425

Pool 329794, 7.00%, 2/01/26	14,947	16,896

Description	Par Value	Value

Pool 256639, 5.00%, 2/01/27	$9,284	$9,890

Pool 256752, 6.00%, 6/01/27	16,434	18,138

Pool 402255, 6.50%, 12/01/27	1,078	1,164

Pool AB8997, 2.50%, 4/01/28	148,717	150,233

Pool AS4480, 2.50%, 2/01/30	976,437	984,205

Pool AS7462, 2.50%, 6/01/31	388,024	391,238

Pool 254007, 6.50%, 10/01/31	10,391	11,213

Pool 638023, 6.50%, 4/01/32	48,648	53,296

Pool 642345, 6.50%, 5/01/32	38,817	42,521

Pool 651292, 6.50%, 7/01/32	61,299	67,157

Pool 686398, 6.00%, 3/01/33	139,381	154,921

Pool 745412, 5.50%, 12/01/35	17,872	19,868

Pool 888789, 5.00%, 7/01/36	200,576	220,890

Pool 256515, 6.50%, 12/01/36	11,426	12,475

Pool AE0217, 4.50%, 8/01/40	118,460	126,524

Pool AB1796, 3.50%, 11/01/40	785,652	812,598

Pool AH5583, 4.50%, 2/01/41	350,159	376,865

Pool 890551, 4.50%, 8/01/41	72,519	78,111

Pool AL0658, 4.50%, 8/01/41	421,415	453,648

Pool AL1319, 4.50%, 10/01/41	773,880	813,448

Pool AL6302, 4.50%, 10/01/41	736,625	792,889

Pool AX5302, 4.00%, 1/01/42	1,236,645	1,298,676

Pool AK4523, 4.00%, 3/01/42	1,463,974	1,535,567

Pool AL2034, 4.50%, 4/01/42	170,748	181,286

Pool AB7936, 3.00%, 2/01/43	1,529,444	1,543,456

Pool AL3761, 4.50%, 2/01/43	254,713	271,153

Pool MA1458, 3.00%, 6/01/43	451,828	461,237

Pool AT7899, 3.50%, 7/01/43	2,625,160	2,688,719

Pool AS0302, 3.00%, 8/01/43	4,159,298	4,245,986

Pool AU4279, 3.00%, 9/01/43	795,011	811,570

Pool AL5537, 4.50%, 4/01/44	336,994	361,411

Pool AS3155, 4.00%, 8/01/44	90,709	94,917

Pool AX0833, 3.50%, 9/01/44	866,648	901,376

Pool AL6325, 3.00%, 10/01/44	2,655,867	2,711,383

Pool AS5136, 4.00%, 6/01/45	372,681	388,568

Pool AZ7362, 4.00%, 11/01/45	1,035,626	1,079,803

Pool AZ9565, 3.50%, 12/01/45	1,767,314	1,819,631

Pool BC0326, 3.50%, 12/01/45	1,374,298	1,415,020

Pool BC0245, 3.00%, 2/01/46	746,608	756,216

Pool BC0830, 3.00%, 4/01/46	1,115,939	1,130,276

Pool AS7568, 4.50%, 7/01/46	196,020	205,705

Pool BC4764, 3.00%, 10/01/46	1,302,727	1,318,797

Pool MA2771, 3.00%, 10/01/46	455,123	460,733

Pool AS8276, 3.00%, 11/01/46	1,553,392	1,572,543

Pool BC9003, 3.00%, 11/01/46	1,385,808	1,402,894

Pool BE1899, 3.00%, 11/01/46	5,068,516	5,130,905

Pool BE3767, 3.50%, 7/01/47	1,974,519	2,034,294

Pool BH2618, 3.50%, 8/01/47	552,553	569,250

July 31, 2019 (unaudited)

68	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool MA3088, 4.00%, 8/01/47	$1,993,537	$2,080,542

Pool BH4010, 4.50%, 9/01/47	1,701,627	1,787,422

Pool BH9215, 3.50%, 1/01/48	2,529,238	2,605,826

Pool BJ0639, 4.00%, 3/01/48	744,409	773,974

Pool BJ0650, 3.50%, 3/01/48	10,740,356	11,045,562

Pool BJ9169, 4.00%, 5/01/48	4,300,374	4,471,187

Pool BK4764, 4.00%, 8/01/48	4,739,325	4,914,850

Pool BN1628, 4.50%, 11/01/48	2,261,937	2,380,438

Pool 192, 5.00%, 9/01/49	6,700,000	7,117,441

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$79,511,075

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**

Pool 354677, 7.50%, 10/15/23	9,054	10,386

Pool 354713, 7.50%, 12/15/23	5,402	5,705

Pool 354765, 7.00%, 2/15/24	16,522	17,740

Pool 354827, 7.00%, 5/15/24	10,759	11,329

Pool 360869, 7.50%, 5/15/24	14,646	15,590

Pool 385623, 7.00%, 5/15/24	17,675	19,426

Pool 2077, 7.00%, 9/20/25	5,237	5,609

Pool 503405, 6.50%, 4/15/29	16,323	16,834

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$102,619

TOTAL MORTGAGE-BACKED SECURITIES (COST $117,736,333)		$118,393,277

U.S. TREASURY – 26.6%

U.S. TREASURY BONDS – 6.8%

2.50%, 2/15/45	2,135,000	2,126,158

2.50%, 2/15/46	280,000	278,405

2.75%, 11/15/47	4,470,000	4,661,827

2.88%, 8/15/45	300,000	320,418

3.00%, 5/15/42	500,000	547,302

3.00%, 11/15/44	2,000,000	2,182,680

3.00%, 5/15/45	2,000,000	2,185,187

3.00%, 11/15/45	765,000	836,554

3.00%, 2/15/47	1,098,000	1,203,112

3.00%, 5/15/47	1,695,000	1,855,412

3.00%, 2/15/48	4,000,000	4,377,946

3.13%, 8/15/44	6,637,000	7,398,788

3.63%, 8/15/43	881,000	1,063,205

3.63%, 2/15/44	2,106,000	2,542,879

3.75%, 11/15/43	365,000	449,102

5.25%, 2/15/29	500,000	640,984

5.38%, 2/15/31	600,000	805,120

6.25%, 5/15/30	500,000	704,211

6.38%, 8/15/27	450,000	597,544

TOTAL U.S. TREASURY BONDS		$34,776,834

Description	Par Value	Value

U.S. TREASURY NOTES – 19.8%

1.38%, 3/31/20	$1,300,000	$1,293,746

1.50%, 11/30/19	1,145,000	1,142,514

1.63%, 11/30/20	1,710,000	1,702,363

1.63%, 8/15/22	6,000,000	5,963,160

1.63%, 11/15/22	1,928,000	1,914,974

1.63%, 5/31/23	12,400,000	12,304,830

1.63%, 2/15/26	3,000,000	2,947,955

1.63%, 5/15/26	4,695,000	4,609,172

1.75%, 3/31/22	5,000,000	4,987,985

1.75%, 5/15/22	380,000	379,089

1.75%, 5/15/23	2,000,000	1,993,398

2.00%, 11/15/21	1,000,000	1,003,209

2.00%, 4/30/24	10,195,000	10,269,435

2.00%, 2/15/25	4,655,000	4,689,070

2.00%, 8/15/25	295,000	296,932

2.00%, 11/15/26	4,180,000	4,200,956

2.13%, 8/15/21	3,750,000	3,767,859

2.13%, 6/30/22	6,615,000	6,669,451

2.13%, 5/15/25	2,500,000	2,534,719

2.25%, 7/31/21	6,600,000	6,646,891

2.25%, 11/15/25	230,000	234,778

2.38%, 8/15/24	5,600,000	5,742,430

2.50%, 3/31/23	7,000,000	7,165,001

2.50%, 8/15/23	200,000	205,176

2.63%, 11/15/20	500,000	504,016

2.75%, 2/15/28	6,000,000	6,364,963

3.63%, 2/15/20	750,000	755,762

TOTAL U.S. TREASURY NOTES		$100,289,834

TOTAL U.S. TREASURY (COST $130,486,696)		$135,066,668

	Number of Shares

MONEY MARKET FUND – 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	1,089,961	$1,089,961

TOTAL MONEY MARKET FUND (COST $1,089,961)		$1,089,961

TOTAL INVESTMENTS IN SECURITIES – 101.2% (COST $500,735,694)		$513,634,426

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	69

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.8%

REPURCHASE AGREEMENTS – 0.8%

Bank of Montreal, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $764,564, collateralized by U.S. Government Agency Securities, 2.47% to 5.00%, maturing 10/01/21 to 5/20/68; total market value of $779,800.	$764,510	$764,510

BNP Paribas SA, 2.53%, dated 7/31/19, due 8/01/19, repurchase price $197,424, collateralized by U.S. Treasury Securities, 0.00% to 8.75%, maturing 9/30/19 to 8/15/48; total market value of $201,358.	197,410	197,410

Daiwa Capital Markets America, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $764,564, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/01/19 to 8/01/49; total market value of $779,800.	764,510	764,510

Morgan Stanley & Co., 2.57%, dated 7/31/19, due 8/01/19, repurchase price $764,565, collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 11/01/21 to 7/20/49; total market value of $779,800.	764,510	764,510

Nomura Securities International, Inc., 2.55%, dated 7/31/19, due 8/01/19, repurchase price $764,564, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 9/01/19 to 6/20/69; total market value of $779,800.	764,510	764,510

RBC Dominion Securities, Inc., 2.54%, dated 7/31/19, due 8/01/19, repurchase price $764,564, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 2/01/37 to 5/20/49; total market value of $779,800.	764,510	764,510

TOTAL REPURCHASE AGREEMENTS (COST $4,019,960)		$4,019,960

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,019,960)		$4,019,960

TOTAL INVESTMENTS – 102.0% (COST $504,755,654)		$517,654,386

COLLATERAL FOR SECURITIES ON LOAN – (0.8%)		(4,019,960)

OTHER LIABILITIES LESS ASSETS – (1.2%)		(6,262,281)

TOTAL NET ASSETS – 100.0%		$507,372,145

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2019 (unaudited)

70	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Asset-Backed Security	$—	$326,487	$—	$326,487

Collateralized Mortgage Obligations	—	1,663,691	—	1,663,691

Commercial Paper	—	24,995,231	—	24,995,231

Corporate Bonds	—	227,579,000	—	227,579,000

Enhanced Equipment Trust Certificates	—	663,524	—	663,524

Government Agencies	—	3,856,587	—	3,856,587

Mortgage-Backed Securities	—	118,393,277	—	118,393,277

U.S. Treasury	—	135,066,668	—	135,066,668

Money Market Fund	1,089,961	—	—	1,089,961

Repurchase Agreements	—	4,019,960	—	4,019,960

Total	$1,089,961	$516,564,425	$—	$517,654,386

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

◆	The rate shown reflects the effective yield at purchase date.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2019, these liquid restricted securities amounted to $37,134,147 representing 7.32% of total net assets.

**	Represents less than 0.05%

The following acronyms are used throughout this Fund:

BKNT	Bank Note

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

USD	United States Dollar

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

71

Wilmington Intermediate-Term Bond Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.23%, Floor 1.72%), 4.59%, 5/01/33Δ	$14,005	$14,725

TOTAL ADJUSTABLE RATE MORTGAGE (COST $13,985)		$14,725

CORPORATE BONDS – 58.0%

AEROSPACE & DEFENSE – 0.4%

Lockheed Martin Corp.,
Sr. Unsecured, 3.10%, 1/15/23	250,000	256,761

AUTOMOTIVE – 1.5%

Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.58%, 3/18/24	250,000	267,798

General Motors Financial Co., Inc.,
Sr. Unsecured, 4.20%, 11/06/21	375,000	386,327

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.37%), 2.81%, 3/12/20Δ	250,000	250,540

TOTAL AUTOMOTIVE		$904,665

BEVERAGES – 0.5%

Keurig Dr. Pepper, Inc.,
Company Guaranteed, 3.55%, 5/25/21	300,000	305,618

BIOTECHNOLOGY – 1.3%

Amgen, Inc.,
Sr. Unsecured, 2.20%, 5/11/20	270,000	269,498

Amgen, Inc.,
Sr. Unsecured, 2.25%, 8/19/23	225,000	223,842

Celgene Corp.,
Sr. Unsecured, 2.75%, 2/15/23	260,000	261,870

TOTAL BIOTECHNOLOGY		$755,210

BUILDING PRODUCTS – 0.7%

Johnson Controls International PLC,
(Current rate until maturity), Sr. Unsecured, 3.63%, 7/02/24ÿ	373,000	386,288

CAPITAL MARKETS – 3.3%

Bank of New York Mellon Corp. (The),
Sr. Unsecured, MTN, 2.60%, 8/17/20	475,000	476,685

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 3.42%, 4/23/20Δ	500,000	502,820

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	210,000	214,297

Description	Par Value	Value

Morgan Stanley,
Sr. Unsecured, 3.63%, 1/20/27	$250,000	$261,183

Morgan Stanley,
Sr. Unsecured, GMTN, (3 Month USD LIBOR + 0.55%), 3.10%, 2/10/21Δ	240,000	240,252

State Street Corp.,
Subordinated, 3.10%, 5/15/23	250,000	255,454

TOTAL CAPITAL MARKETS		$1,950,691

COMMERCIAL BANKS – 4.7%

BB&T Corp.,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 2.97%, 4/01/22Δ	345,000	347,198

Branch Banking & Trust Co.,
Subordinated, BKNT, 3.63%, 9/16/25	250,000	261,718

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	250,000	265,505

Huntington Bancshares, Inc.,
Sr. Unsecured, 2.63%, 8/06/24	120,000	120,002

KeyCorp,
Sr. Unsecured, MTN, 2.90%, 9/15/20	250,000	251,501

PNC Financial Services Group, Inc. (The),
Sr. Unsecured, 3.45%, 4/23/29	100,000	104,788

PNC Financial Services Group, Inc. (The),
Subordinated, 3.90%, 4/29/24	200,000	210,052

SunTrust Bank,
Sr. Unsecured, BKNT, 3.20%, 4/01/24	175,000	180,372

SunTrust Banks, Inc.,
Sr. Unsecured, 2.70%, 1/27/22	250,000	251,381

Toronto-Dominion Bank (The),
Sr. Unsecured, GMTN, 3.25%, 3/11/24	275,000	284,987

U.S. Bancorp,
Subordinated, 3.00%, 7/30/29	500,000	502,574

TOTAL COMMERCIAL BANKS		$2,780,078

COMMERCIAL SERVICES & SUPPLIES – 0.5%

Total System Services, Inc.,
Sr. Unsecured, 3.80%, 4/01/21	300,000	305,444

COMPUTERS – 1.3%

Hewlett Packard Enterprise Co.,
Sr. Unsecured, 4.40%, 10/15/22	250,000	262,855

International Business Machines Corp.,
Sr. Unsecured, 2.85%, 5/13/22	480,000	486,671

TOTAL COMPUTERS		$749,526

CONSUMER FINANCE – 2.4%

American Express Co.,
Sr. Unsecured, (3 Month USD LIBOR + 0.53%), 3.05%, 5/17/21Δ	165,000	165,426

July 31, 2019 (unaudited)

72	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

American Express Co.,
Sr. Unsecured, 3.13%, 5/20/26	$150,000	$153,861

American Express Credit Corp.,
Sr. Unsecured, MTN, 1.70%, 10/30/19	260,000	259,739

Capital One Financial Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 3.40%, 3/09/22Δ	250,000	251,982

Capital One Financial Corp.,
Sr. Unsecured, 3.90%, 1/29/24	250,000	261,326

Capital One NA,
Sr. Unsecured, BKNT, (3 Month USD LIBOR + 0.77%), 3.21%, 9/13/19Δ	300,000	300,120

TOTAL CONSUMER FINANCE		$1,392,454

DIVERSIFIED FINANCIAL SERVICES – 6.3%

Bank of America Corp.,
Sr. Unsecured, MTN, 2.50%, 10/21/22	415,000	415,467

Bank of Montreal,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.34%), 2.64%, 7/13/20Δ	125,000	125,327

Bank of Montreal,
Sr. Unsecured, MTN, 1.90%, 8/27/21#	180,000	178,933

Berkshire Hathaway, Inc.,
Sr. Unsecured, 2.75%, 3/15/23	175,000	178,513

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	300,000	302,892

Canadian Imperial Bank of Commerce,
Sr. Unsecured, BKNT, 2.10%, 10/05/20	255,000	254,847

Charles Schwab Corp. (The),
Sr. Unsecured, (3 Month USD LIBOR + 0.32%), 2.84%, 5/21/21Δ	155,000	155,219

Charles Schwab Corp. (The),
Sr. Unsecured, 3.20%, 3/02/27	315,000	326,123

Citigroup, Inc.,
Sr. Unsecured, 2.45%, 1/10/20	450,000	450,145

Comerica, Inc.,
Sr. Unsecured, 3.70%, 7/31/23	200,000	208,482

JPMorgan Chase & Co.,
Sr. Unsecured, 2.55%, 10/29/20	250,000	250,526

JPMorgan Chase & Co.,
Subordinated, 3.88%, 9/10/24	300,000	314,555

National Rural Utilities Cooperative Finance Corp.,
Collateral Trust, 3.70%, 3/15/29	260,000	283,019

Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	250,000	251,949

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,695,997

ELECTRIC – 4.4%

DTE Energy Co.,
Series C, Sr. Unsecured, 3.50%, 6/01/24	250,000	258,912

Entergy Corp.,
Sr. Unsecured, 2.95%, 9/01/26	255,000	255,923

Exelon Generation Co. LLC,
Sr. Unsecured, 2.95%, 1/15/20	350,000	350,380

Description	Par Value	Value

FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25Ω	$400,000	$429,740

Southern Co. (The),
Sr. Unsecured, 2.35%, 7/01/21	500,000	498,480

Union Electric Co.,
1st Mortgage, 3.50%, 3/15/29	220,000	234,187

WEC Energy Group, Inc.,
Sr. Unsecured, 2.45%, 6/15/20	300,000	299,939

WEC Energy Group, Inc.,
Sr. Unsecured, 3.38%, 6/15/21	290,000	294,927

TOTAL ELECTRIC		$2,622,488

ENVIRONMENTAL CONTROL – 0.3%

Waste Management, Inc.,
Company Guaranteed, 2.40%, 5/15/23	160,000	160,084

FOOD & STAPLES RETAILING – 0.8%

Conagra Brands, Inc.,
Sr. Unsecured, 3.80%, 10/22/21	200,000	205,081

Kroger Co. (The),
Sr. Unsecured, 2.95%, 11/01/21#	250,000	252,590

TOTAL FOOD & STAPLES RETAILING		$457,671

HEALTH CARE EQUIPMENT & SUPPLIES – 1.5%

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 4.70%, 5/01/20	500,000	508,017

Zimmer Biomet Holdings, Inc.,
Sr. Unsecured, 2.70%, 4/01/20	360,000	360,177

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$868,194

HEALTH CARE PROVIDERS & SERVICES – 4.1%

Anthem, Inc.,
Sr. Unsecured, 3.65%, 12/01/27	235,000	243,303

Cardinal Health, Inc.,
Sr. Unsecured, 3.20%, 3/15/23	350,000	354,420

CVS Health Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.63%), 3.08%, 3/09/20Δ	500,000	501,349

CVS Health Corp.,
Sr. Unsecured, 3.70%, 3/09/23	250,000	257,994

Elanco Animal Health, Inc.,
Sr. Unsecured, 3.91%, 8/27/21	250,000	255,432

Elanco Animal Health, Inc.,
Sr. Unsecured, 4.27%, 8/28/23	500,000	526,202

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.38%, 10/15/22	300,000	301,251

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,439,951

HOUSEHOLD PRODUCTS – 0.4%

Church & Dwight Co., Inc.,
Sr. Unsecured, 2.45%, 8/01/22	225,000	224,711

INSURANCE – 1.9%

American International Group, Inc.,
Sr. Unsecured, 3.30%, 3/01/21	250,000	253,300

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	73

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Aon PLC,
Company Guaranteed, 2.80%, 3/15/21	$240,000	$241,477

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	250,000	263,781

Hartford Financial Services Group, Inc. (The),
Sr. Unsecured, 5.13%, 4/15/22	360,000	385,418

TOTAL INSURANCE		$1,143,976

MACHINERY – 0.5%

Roper Technologies, Inc.,
Sr. Unsecured, 3.80%, 12/15/26#	300,000	316,010

MEDIA – 1.7%

CBS Corp.,
Company Guaranteed, 3.38%, 3/01/22	350,000	356,390

Discovery Communications LLC,
Company Guaranteed, 3.30%, 5/15/22	250,000	254,963

Discovery Communications LLC,
Company Guaranteed, 4.13%, 5/15/29	350,000	364,479

TOTAL MEDIA		$975,832

MISCELLANEOUS MANUFACTURING – 1.7%

Ingersoll-Rand Global Holding Co. Ltd.,
Company Guaranteed, 4.25%, 6/15/23	330,000	348,977

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	125,000	127,032

Textron, Inc.,
Sr. Unsecured, 4.30%, 3/01/24	500,000	532,730

TOTAL MISCELLANEOUS MANUFACTURING		$1,008,739

OIL & GAS – 2.4%

Apache Corp.,
Sr. Unsecured, 4.38%, 10/15/28	275,000	280,146

Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	450,000	453,048

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	125,000	130,375

Phillips 66,
Company Guaranteed, 4.30%, 4/01/22	400,000	422,523

Valero Energy Corp.,
Sr. Unsecured, 4.00%, 4/01/29	150,000	156,815

TOTAL OIL & GAS		$1,442,907

PHARMACEUTICALS – 2.4%

AbbVie, Inc.,
Sr. Unsecured, 3.75%, 11/14/23	150,000	156,344

AbbVie, Inc.,
Sr. Unsecured, 3.60%, 5/14/25	350,000	360,876

Allergan Funding SCS,
Company Guaranteed, (3 Month USD LIBOR + 1.26%), 3.69%, 3/12/20Δ	500,000	503,135

Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	250,000	254,313

Zoetis, Inc.,
Sr. Unsecured, 3.00%, 9/12/27	125,000	126,546

TOTAL PHARMACEUTICALS		$1,401,214

Description	Par Value	Value

PIPELINES – 2.7%

Enterprise Products Operating LLC,
Company Guaranteed, 2.55%, 10/15/19	$325,000	$324,980

Enterprise Products Operating LLC,
Company Guaranteed, 2.80%, 2/15/21	225,000	226,338

Kinder Morgan, Inc.,
Company Guaranteed, 6.50%, 9/15/20	300,000	309,637

MPLX LP,
Sr. Unsecured, 3.38%, 3/15/23	50,000	51,230

ONEOK Partners LP,
Company Guaranteed, 3.38%, 10/01/22	125,000	126,943

Valero Energy Partners LP,
Company Guaranteed, 4.38%, 12/15/26	500,000	538,525

TOTAL PIPELINES		$1,577,653

REAL ESTATE INVESTMENT TRUSTS – 4.9%

American Tower Corp.,
Sr. Unsecured, 3.45%, 9/15/21	250,000	254,658

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	250,000	274,851

Boston Properties LP,
Sr. Unsecured, 2.75%, 10/01/26	200,000	198,928

Digital Realty Trust LP,
Company Guaranteed, 3.60%, 7/01/29	100,000	102,405

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	540,000	575,219

HCP, Inc.,
Sr. Unsecured, 3.25%, 7/15/26	110,000	111,361

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	300,000	309,791

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.63%, 1/15/28	300,000	305,520

Ventas Realty LP,
Company Guaranteed, 4.25%, 3/01/22	250,000	260,438

Ventas Realty LP,
Company Guaranteed, 4.00%, 3/01/28	250,000	266,002

Welltower, Inc.,
Sr. Unsecured, 3.63%, 3/15/24	250,000	260,335

TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,919,508

RETAIL – 0.4%

Home Depot, Inc. (The),
Sr. Unsecured, 2.13%, 9/15/26	225,000	220,268

SEMICONDUCTORS – 0.3%

QUALCOMM, Inc.,
Sr. Unsecured, 3.25%, 5/20/27	150,000	153,291

SOFTWARE – 0.7%

Microsoft Corp.,
Sr. Unsecured, 1.55%, 8/08/21	175,000	173,364

Oracle Corp.,
Sr. Unsecured, 1.90%, 9/15/21	250,000	248,280

TOTAL SOFTWARE		$421,644

July 31, 2019 (unaudited)

74	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

TELECOMMUNICATIONS – 1.8%

AT&T, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 3.26%, 6/30/20#,Δ	$500,000	$503,260

AT&T, Inc.,
Sr. Unsecured, 2.95%, 7/15/26	270,000	271,331

Cisco Systems, Inc.,
Sr. Unsecured, 2.20%, 9/20/23	295,000	295,543

TOTAL TELECOMMUNICATIONS		$1,070,134

TRANSPORTATION – 1.3%

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	265,000	264,773

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.40%, 3/01/23	500,000	513,362

TOTAL TRANSPORTATION		$778,135

TRUCKING & LEASING – 0.9%

GATX Corp.,
Sr. Unsecured, 3.25%, 9/15/26	505,000	505,451

TOTAL CORPORATE BONDS (COST $33,511,401)		$34,190,593

GOVERNMENT AGENCY – 1.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.3%

2.38%, 1/13/22	750,000	758,453

TOTAL GOVERNMENT AGENCY (COST $750,381)		$758,453

MORTGAGE-BACKED SECURITIES – 1.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%

Pool B19228, 4.50%, 4/01/20	2,063	2,089

Pool C90504, 6.50%, 12/01/21	5,806	5,953

Pool G01625, 5.00%, 11/01/33	25,493	28,129

Pool A18401, 6.00%, 2/01/34	39,653	44,003

Pool G08097, 6.50%, 11/01/35	19,800	22,675

Pool G02390, 6.00%, 9/01/36	7,660	8,514

Pool G08193, 6.00%, 4/01/37	23,238	25,596

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$136,959

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%

Pool 839291, 5.00%, 9/01/20	186	189

Pool AE2520, 3.00%, 1/01/26	387,242	398,848

Pool 256639, 5.00%, 2/01/27	18,568	19,780

Pool 256752, 6.00%, 6/01/27	20,543	22,672

Pool 257007, 6.00%, 12/01/27	31,882	35,181

Pool 254240, 7.00%, 3/01/32	29,401	32,755

Pool 745412, 5.50%, 12/01/35	18,016	20,028

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$529,453

Description	Par Value	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%

Pool 780825, 6.50%, 7/15/28	$45,170	$48,271

Pool 2616, 7.00%, 7/20/28	28,874	33,829

Pool 2701, 6.50%, 1/20/29	57,280	61,971

Pool 426727, 7.00%, 2/15/29	5,277	5,782

Pool 781231, 7.00%, 12/15/30	26,394	30,951

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$180,804

TOTAL MORTGAGE-BACKED SECURITIES (COST $795,986)		$847,216

U.S. TREASURY – 38.8%

U.S. TREASURY NOTES – 38.8%

1.38%, 5/31/21	360,000	356,555

1.63%, 5/31/23	500,000	496,163

1.63%, 10/31/23	490,000	485,915

1.63%, 2/15/26	1,000,000	982,651

1.63%, 5/15/26	775,000	760,832

1.75%, 5/15/23	1,000,000	996,699

1.88%, 7/31/22	450,000	450,471

2.00%, 11/15/21	225,000	225,722

2.00%, 2/15/22	500,000	501,921

2.00%, 7/31/22	250,000	251,199

2.00%, 2/15/23	500,000	502,877

2.00%, 2/15/25	1,003,000	1,010,341

2.00%, 8/15/25	1,000,000	1,006,549

2.00%, 11/15/26	500,000	502,507

2.13%, 6/30/21	175,000	175,755

2.13%, 8/15/21	425,000	427,024

2.13%, 9/30/21	500,000	502,618

2.13%, 5/15/25	1,250,000	1,267,360

2.25%, 1/31/24	400,000	407,168

2.25%, 11/15/25	1,500,000	1,531,161

2.25%, 2/15/27	30,000	30,662

2.25%, 11/15/27	500,000	510,799

2.38%, 8/15/24	750,000	769,075

2.50%, 3/31/23	1,075,000	1,100,340

2.50%, 8/15/23	500,000	512,940

2.50%, 5/15/24	500,000	515,214

2.75%, 5/31/23	1,200,000	1,240,481

2.75%, 11/15/23	1,000,000	1,037,605

2.75%, 2/15/28	750,000	795,620

2.88%, 11/30/25	1,000,000	1,058,122

2.88%, 5/15/28	1,000,000	1,071,459

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	75

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

3.13%, 5/15/21	$250,000	$255,217

3.13%, 11/15/28	1,000,000	1,094,910

TOTAL U.S. TREASURY NOTES		$22,833,932

TOTAL U.S. TREASURY (COST $22,276,577)		$22,833,932

	Number of Shares

MONEY MARKET FUND – 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	122,881	$122,881

TOTAL MONEY MARKET FUND (COST $122,881)		$122,881

TOTAL INVESTMENTS IN SECURITIES – 99.7% (COST $57,471,211)		$58,767,800

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.8%

REPURCHASE AGREEMENTS – 1.8%

Bank of Montreal, 2.55%, dated 7/31/19,due 8/01/19, repurchase price $203,569, collateralized by U.S. Government Agency Securities, 2.47% to 5.00%, maturing 10/01/21 to 5/20/68; total market value of $207,626.	$203,555	$203,555

BNP Paribas SA, 2.53%, dated 7/31/19, due 8/01/19, repurchase price $53,447, collateralized by U.S. Treasury Securities, 0.00% to 8.75%, maturing 9/30/19 to 8/15/48; total market value of $54,512.	53,443	53,443

Daiwa Capital Markets America, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $203,569, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/01/19 to 8/01/49; total market value of $207,626.	203,555	203,555

Morgan Stanley & Co., 2.57%, dated 7/31/19, due 8/01/19, repurchase price $203,570, collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 11/01/21 to 7/20/49; total market value of $207,626.	203,555	203,555

Nomura Securities International, Inc., 2.55%, dated 7/31/19, due 8/01/19, repurchase price $203,569, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 9/01/19 to 6/20/69; total market value of $207,626.	203,555	203,555

Description	Par Value	Value

RBC Dominion Securities, Inc., 2.54%, dated 7/31/19, due 8/01/19, repurchase price $203,569, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 2/01/37 to 5/20/49; total market value of $207,626.	$203,555	$203,555

TOTAL REPURCHASE AGREEMENTS		$1,071,218

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,071,218)		$1,071,218

TOTAL INVESTMENTS – 101.5% (COST $58,542,429)		$59,839,018

COLLATERAL FOR SECURITIES ON LOAN – (1.8%)		(1,071,218)

OTHER ASSETS LESS LIABILITIES – 0.3%		153,356

TOTAL NET ASSETS – 100.0%		$58,921,156

July 31, 2019 (unaudited)

76	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$14,725	$—	$14,725

Corporate Bonds	—	34,190,593	—	34,190,593

Government Agency	—	758,453	—	758,453

Mortgage-Backed Securities	—	847,216	—	847,216

U.S. Treasury	—	22,833,932	—	22,833,932

Money Market Fund	122,881	—	—	122,881

Repurchase Agreements	—	1,071,218	—	1,071,218

Total	$122,881	$59,716,137	$—	$59,839,018

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2019, these liquid restricted securities amounted to $429,740 representing 0.73% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT	Bank Note

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

USD	United States Dollar

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

77

Wilmington Short-Term Bond Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 399251, (UST Yield Curve CMT 1 Year +2.07, Cap 11.19%, Floor 2.07%), 4.32%, 9/01/27Δ	$38	$39

TOTAL ADJUSTABLE RATE MORTGAGE (COST $38)		$39

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.0%**

Series 1990-136, Class E, 6.00%, 4/15/21	123	124

Series 1990-141, Class D, 5.00%, 5/15/21	24	24

Series 1993-1577, Class PK,
6.50%, 9/15/23	8,329	8,820

Series 1993-1644, Class K,
6.75%, 12/15/23	6,479	6,823

Series 1994-1686, Class PJ,
5.00%, 2/15/24	709	732

Series 2011-3799, Class GK,
2.75%, 1/15/21	18,288	18,296

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$34,819

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.0%

Series 1993-113, Class PK, 6.50%, 7/25/23	10,402	11,014

Series 1993-127, Class H, 6.50%, 7/25/23	9,785	10,278

Series 1993-202, Class J, 6.50%, 11/25/23	6,177	6,575

Series 1994-3, Class PL, 5.50%, 1/25/24	10,926	11,413

Series 1994-55, Class H, 7.00%, 3/25/24	11,331	12,051

Series 2011-66, Class QE, 2.00%, 7/25/21	88,564	88,127

Series 2011-81, Class PA, 3.50%, 8/25/26	825,035	844,895

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$984,353

WHOLE LOAN – 0.5%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 4.82%, 2/25/34Δ	73,529	72,929

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1, 4.66%, 11/25/35Δ	175,566	170,713

TOTAL WHOLE LOAN		$243,642

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,291,282)		$1,262,814

CORPORATE BONDS – 55.3%

AUTOMOTIVE – 1.2%

Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.58%, 3/18/24	250,000	267,798

Description	Par Value	Value

PACCAR Financial Corp.,
Sr. Unsecured, MTN, 2.65%, 5/10/22	$340,000	$343,468

TOTAL AUTOMOTIVE		$611,266

BIOTECHNOLOGY – 2.0%

Amgen, Inc.,
Sr. Unsecured, 2.20%, 5/11/20	1,000,000	998,139

COMMERCIAL BANKS – 4.0%

SunTrust Bank,
Sr. Unsecured, BKNT, 2.25%, 1/31/20	1,000,000	999,379

Toronto-Dominion Bank (The),
Sr. Unsecured, MTN, 2.65%, 6/12/24	1,000,000	1,009,144

TOTAL COMMERCIAL BANKS		$2,008,523

COMPUTERS – 2.0%

Hewlett Packard Enterprise Co.,
Sr. Unsecured, 3.60%, 10/15/20	1,000,000	1,012,011

CONSUMER FINANCE – 3.5%

American Express Credit Corp.,
Sr. Unsecured, MTN, 1.70%, 10/30/19	750,000	749,247

Capital One Financial Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.76%), 3.30%, 5/12/20Δ	1,000,000	1,003,749

TOTAL CONSUMER FINANCE		$1,752,996

DIVERSIFIED FINANCIAL SERVICES – 9.4%

Canadian Imperial Bank of Commerce,
Sr. Unsecured, (3 Month USD LIBOR + 0.52%), 2.99%, 9/06/19Δ	1,000,000	1,000,613

Citibank NA,
Sr. Unsecured, BKNT, (SOFRRATE + 0.60%),
2.99%, 3/13/21Δ	1,000,000	1,002,329

Comerica Bank,
Sr. Unsecured, BKNT, 2.50%, 7/23/24	500,000	499,600

Huntington National Bank (The),
Sr. Unsecured, BKNT, 2.38%, 3/10/20	1,000,000	999,622

Royal Bank of Canada,
Sr. Unsecured, GMTN, 2.13%, 3/02/20	665,000	664,439

Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.00%, 1/22/21	500,000	504,143

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,670,746

ELECTRIC – 4.9%

Ameren Corp.,
Sr. Unsecured, 2.70%, 11/15/20	300,000	300,269

Consolidated Edison Co. of New York, Inc.,
Sr. Unsecured, 4.45%, 6/15/20	500,000	508,915

Exelon Generation Co. LLC,
Sr. Unsecured, 2.95%, 1/15/20	638,000	638,694

July 31, 2019 (unaudited)

78	PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

WEC Energy Group, Inc.,
Sr. Unsecured, 2.45%, 6/15/20	$1,000,000	$999,797

TOTAL ELECTRIC		$2,447,675

FOOD & STAPLES RETAILING – 3.8%

Conagra Brands, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.75%), 3.03%, 10/22/20Δ	360,000	359,871

Conagra Brands, Inc.,
Sr. Unsecured, 3.80%, 10/22/21	500,000	512,702

Kroger Co. (The),
Sr. Unsecured, 2.80%, 8/01/22	1,000,000	1,009,686

TOTAL FOOD & STAPLES RETAILING		$1,882,259

HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%

Becton Dickinson & Co.,
Sr. Unsecured, 2.40%, 6/05/20	500,000	499,272

HEALTH CARE PROVIDERS & SERVICES – 7.4%

Cigna Corp.,
Company Guaranteed, 3.20%, 9/17/20Ω	700,000	705,364

CVS Health Corp.,
Sr. Unsecured, 2.80%, 7/20/20	500,000	501,327

Elanco Animal Health, Inc.,
Sr. Unsecured, 3.91%, 8/27/21	500,000	510,864

McKesson Corp.,
Sr. Unsecured, 3.65%, 11/30/20	445,000	451,962

UnitedHealth Group, Inc.,
Sr. Unsecured, 1.95%, 10/15/20#	1,500,000	1,495,022

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,664,539

MEDIA – 1.0%

Discovery Communications LLC,
Company Guaranteed, 3.30%, 5/15/22	500,000	509,926

OIL & GAS – 4.7%

Anadarko Petroleum Corp.,
Sr. Unsecured, 4.85%, 3/15/21	822,000	848,419

Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	1,000,000	1,006,774

Pioneer Natural Resources Co.,
Sr. Unsecured, 3.45%, 1/15/21	500,000	508,887

TOTAL OIL & GAS		$2,364,080

PHARMACEUTICALS – 0.9%

AbbVie, Inc.,
Sr. Unsecured, 3.38%, 11/14/21	350,000	357,324

Bristol-Myers Squibb Co.,
Sr. Unsecured, (3 Month USD LIBOR + 0.38%), 2.90%, 5/16/22Δ,Ω	85,000	85,042

TOTAL PHARMACEUTICALS		$442,366

PIPELINES – 2.1%

Enterprise Products Operating LLC,
Company Guaranteed, 3.35%, 3/15/23	500,000	517,073

ONEOK Partners LP,
Company Guaranteed, 5.00%, 9/15/23	500,000	539,527

TOTAL PIPELINES		$1,056,600

Description	Par Value	Value

REAL ESTATE INVESTMENT TRUSTS – 2.2%

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	$500,000	$549,701

Welltower, Inc.,
Sr. Unsecured, 4.50%, 1/15/24	500,000	536,274

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,085,975

SEMICONDUCTORS – 0.6%

QUALCOMM, Inc.,
Sr. Unsecured, 2.90%, 5/20/24	275,000	279,215

TELECOMMUNICATIONS – 1.8%

AT&T, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 3.26%, 6/30/20#,Δ	900,000	905,869

TRANSPORTATION – 2.8%

Union Pacific Corp.,
Sr. Unsecured, 3.20%, 6/08/21	1,375,000	1,398,062

TOTAL CORPORATE BONDS (COST $27,467,037)		$27,589,519

GOVERNMENT AGENCIES – 3.0%

FEDERAL HOME LOAN BANK (FHLB) – 3.0%

1.38%, 11/15/19	1,500,000	1,496,709

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,496,709

SMALL BUSINESS ADMINISTRATION – 0.0%**

Small Business Administration Participation Certificates, Series 1999-20I, Class 1, 7.30%, 9/01/19	274	275

TOTAL SMALL BUSINESS ADMINISTRATION		$275

TOTAL GOVERNMENT AGENCIES (COST $1,499,772)		$1,496,984

MORTGAGE-BACKED SECURITIES – 4.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.3%

Pool G12709, 5.00%, 7/01/22	28,194	29,595

Pool C80328, 7.50%, 7/01/25	10,901	11,836

Pool G14695, 4.50%, 6/01/26	108,876	111,647

Pool G01425, 7.50%, 5/01/32	35,958	40,683

Pool C78010, 5.50%, 4/01/33	454,292	503,392

Pool A18401, 6.00%, 2/01/34	326,790	362,638

Pool G01831, 6.00%, 5/01/35	62,365	69,399

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,129,190

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.9%

Pool MA0909, 3.00%, 11/01/21	116,109	118,571

Pool 334593, 7.00%, 5/01/24	26,623	30,521

Pool AE2520, 3.00%, 1/01/26	129,081	132,949

Pool 436746, 6.50%, 8/01/28	19,528	19,883

Pool 440401, 6.50%, 8/01/28	58,753	65,056

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	79

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

Pool 323419, 6.00%, 12/01/28	$24,936	$28,007

Pool 485678, 6.50%, 3/01/29	12,875	13,148

Pool 494375, 6.50%, 4/01/29	69	70

Pool 252439, 6.50%, 5/01/29	11,302	12,401

Pool 545051, 6.00%, 9/01/29	24,639	26,771

Pool 725418, 6.50%, 5/01/34	66,981	73,343

Pool 833143, 5.50%, 9/01/35	292,429	326,485

Pool 843323, 5.50%, 10/01/35	14,967	16,315

Pool 255933, 5.50%, 11/01/35	57,350	64,012

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$927,532

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.4%

Pool 306066, 8.50%, 7/15/21	832	890

Pool 1061, 9.00%, 4/20/23	5,522	5,718

Pool 346572, 7.00%, 5/15/23	2,579	2,726

Pool 484269, 7.00%, 9/15/28	18,926	20,046

Pool 592505, 6.00%, 4/15/33	124,951	131,673

Pool 581522, 6.00%, 5/15/33	53,854	59,908

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$220,961

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,154,554)		$2,277,683

U.S. TREASURY – 34.3%

U.S. TREASURY NOTES – 34.3%

1.13%, 8/31/21	495,000	487,458

1.50%, 6/15/20	790,000	786,084

1.63%, 6/30/21#	515,000	512,473

1.75%, 6/30/22	1,150,000	1,147,786

1.75%, 7/15/22	5,000,000	4,991,618

1.88%, 7/31/22	1,000,000	1,001,046

2.50%, 1/15/22	1,000,000	1,015,403

2.50%, 1/31/24	1,000,000	1,028,547

2.75%, 9/15/21	4,000,000	4,074,064

2.88%, 10/31/23	1,000,000	1,042,292

2.88%, 11/30/23	1,000,000	1,043,231

TOTAL U.S. TREASURY NOTES		$17,130,002

TOTAL U.S. TREASURY (COST $16,929,120)		$17,130,002

Description	Number of Shares	Value

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	2,829	$2,829

TOTAL MONEY MARKET FUND (COST $2,829)		$2,829

TOTAL INVESTMENTS IN SECURITIES – 99.7% (COST $49,344,632)		$49,759,870

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.1%

REPURCHASE AGREEMENTS – 3.1%

Bank of Montreal, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $297,786, collateralized by U.S. Government Agency Securities, 2.47% to 5.00%, maturing 10/01/21 to 5/20/68; total market value of $303,720.	$297,765	$297,765

BNP Paribas SA, 2.53%, dated 7/31/19, due 8/01/19, repurchase price $67,169, collateralized by U.S. Treasury Securities, 0.00% to 8.75%, maturing 9/30/19 to 8/15/48; total market value of $68,507.	67,164	67,164

Daiwa Capital Markets America, 2.55%, dated 7/31/19, due 8/01/19, repurchase price $297,786, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/01/19 to 8/01/49; total market value of $303,720.	297,765	297,765

Morgan Stanley & Co., 2.57%, dated 7/31/19, due 8/01/19, repurchase price $297,786, collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 11/01/21 to 7/20/49; total market value of $303,720.	297,765	297,765

Nomura Securities International, Inc., 2.55%, dated 7/31/19, due 8/01/19, repurchase price $297,786, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 9.00%, maturing 9/01/19 to 6/20/69; total market value of $303,720.	297,765	297,765

RBC Dominion Securities, Inc., 2.54%, dated 7/31/19, due 8/01/19, repurchase price $297,786, collateralized by U.S. Government Agency Securities, 3.00% to 7.00%, maturing 2/01/37 to 5/20/49; total market value of $303,720.	297,765	297,765

TOTAL REPURCHASE AGREEMENTS		$1,555,989

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,555,989)		$1,555,989

July 31, 2019 (unaudited)

80	PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Bond Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 102.8% (COST $50,900,621)	$51,315,859

COLLATERAL FOR SECURITIES ON LOAN – (3.1%)	(1,555,989)

OTHER ASSETS LESS LIABILITIES – 0.3%	138,958

TOTAL NET ASSETS – 100.0%	$49,898,828

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$39	$—	$39

Collateralized Mortgage Obligations	—	1,262,814	—	1,262,814

Corporate Bonds	—	27,589,519	—	27,589,519

Government Agencies	—	1,496,984	—	1,496,984

Mortgage-Backed Securities	—	2,277,683	—	2,277,683

U.S. Treasury	—	17,130,002	—	17,130,002

Money Market Fund	2,829	—	—	2,829

Repurchase Agreements	—	1,555,989	—	1,555,989

Total	$2,829	$51,313,030	$—	$51,315,859

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2019, these liquid restricted securities amounted to $790,406 representing 1.58% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT	Bank Note

CMT	Constant Maturity Treasury

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

SOFRRATE	Secured Overnight Financing Rate

USD	United States Dollar

UST	U.S. Treasury

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

81

Wilmington Municipal Bond Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.9%

ALABAMA – 1.1%

HIGHER EDUCATION – 0.4%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,196,840

WATER – 0.7%

Huntsville Water Revenue Warrants, AL, Revenue Bonds, 5.00%, 11/01/34	1,840,000	2,153,370

TOTAL ALABAMA		$3,350,210

ARIZONA – 0.5%

EDUCATION – 0.5%

La Paz County Industrial Development Authority, AZ, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 2/15/28	1,300,000	1,501,435

TOTAL ARIZONA		$1,501,435

ARKANSAS – 0.9%

DEDICATED TAX – 0.9%

Fayetteville City, AR, Revenue Bonds, (Sales and Use Tax), (Series A), 2.00%, 11/01/29	2,565,000	2,574,644

TOTAL ARKANSAS		$2,574,644

CALIFORNIA – 3.7%

HIGHER EDUCATION – 1.6%

California Educational Facilities Authority, CA, Current Refunding Revenue Bonds, (Series A), 5.00%, 12/01/33	1,515,000	1,850,800

California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), 5.25%, 4/01/24	15,000	16,672

California Municipal Finance Authority, CA, Advance Refunding Revenue Bonds, (Series B), (Emerson College), 5.00%, 1/01/28	1,015,000	1,262,396

California Municipal Finance Authority, CA, Current Refunding Revenue Bonds, (California Lutheran University)

5.00%, 10/01/26	300,000	365,478

5.00%, 10/01/32	225,000	276,251

5.00%, 10/01/33	675,000	826,537

TOTAL HIGHER EDUCATION		$4,598,134

Description	Par Value	Value

MEDICAL – 0.2%

California Statewide Communities Development Authority, CA, Revenue Bonds, (Series D), (Insured Health Facility-Dignity Health), (AGM), 1.75%, 7/01/41Δ	$200,000	$200,000

California Statewide Communities Development Authority, CA, Revenue Bonds, (Series E), (Insured Health Facility-Dignity Health), (AGM), 1.75%, 7/01/40Δ	225,000	225,000

California Statewide Communities Development Authority, CA, Revenue Bonds, (Series F), (Insured Health Facility-Dignity Health), (AGM), 1.75%, 7/01/40Δ	200,000	200,000

TOTAL MEDICAL		$625,000

POWER – 0.0%**

M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), 6.00%, 7/01/22	85,000	93,565

WATER & SEWER – 1.9%

City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Sub-Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,534,900

TOTAL CALIFORNIA		$10,851,599

COLORADO – 2.3%

AIRPORT – 2.3%

City & County of Denver, CO, Airport System, Refunding Revenue Bonds, (Sub-Series F1), (AGC), 1.47%, 11/15/25Δ	350,000	350,000

City & County of Denver, CO, Airport System, Refunding Revenue Bonds, (Sub-Series F2), (AGC), 1.90%, 11/15/25Δ	250,000	250,000

City & County of Denver, CO, Airport System, Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	5,000,000	6,186,500

TOTAL AIRPORT		$6,786,500

TOTAL COLORADO		$6,786,500

CONNECTICUT – 3.4%

HIGHER EDUCATION – 1.6%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 7/01/31	1,385,000	1,671,737

University of Connecticut, CT, Revenue Bonds, (Series A)

5.00%, 3/15/31	1,480,000	1,755,310

5.00%, 1/15/33	1,000,000	1,198,380

TOTAL HIGHER EDUCATION		$4,625,427

July 31, 2019 (unaudited)

82	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 1.1%

Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	$3,000,000	$3,354,450

OTHER TRANSPORTATION – 0.7%

Connecticut Special Tax Revenue, CT, Revenue Bonds, (Series B), 5.00%, 10/01/25	1,750,000	2,113,317

TOTAL CONNECTICUT		$10,093,194

FLORIDA – 6.0%

AIRPORT – 1.2%

Broward County, FL, Airport System Revenue Bonds, 5.00%, 10/01/27	1,500,000	1,866,210

Miami-Dade County, FL, Seaport Department, Revenue Bonds, (Series B), 6.00%, 10/01/24	1,500,000	1,754,130

TOTAL AIRPORT		$3,620,340

HIGHER EDUCATION – 1.9%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 4/01/28	750,000	926,115

5.00%, 4/01/30	750,000	910,695

5.00%, 4/01/31	750,000	904,927

5.00%, 4/01/33	750,000	897,915

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 3/01/28	1,600,000	1,930,304

TOTAL HIGHER EDUCATION		$5,569,956

HOUSING – 1.4%

Capital Trust Agency, Inc., FL, Revenue Bonds, (Mission Springs Apartments Project), 5.38%, 12/01/52	185,000	215,029

Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 3/01/50	3,400,000	3,749,996

TOTAL HOUSING		$3,965,025

TRANSPORTATION – 0.4%

Miami-Dade County, FL, Transit System, Crossover Refunding Revenue Bonds, 5.00%, 7/01/27	1,000,000	1,263,700

WATER – 1.1%

Miami-Dade County, FL, Water & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,154,110

TOTAL FLORIDA		$17,573,131

Description	Par Value	Value

GEORGIA – 0.7%

HIGHER EDUCATION – 0.7%

Bulloch County Development Authority, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	$1,575,000	$1,912,570

TOTAL GEORGIA		$1,912,570

ILLINOIS – 19.0%

AIRPORT – 0.9%

Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 1/01/29	2,250,000	2,555,977

DEDICATED TAX – 1.1%

Regional Transportation Authority, IL, Revenue Bonds, (Series B)

5.00%, 6/01/33	1,450,000	1,752,774

5.00%, 6/01/34	1,235,000	1,487,002

TOTAL DEDICATED TAX		$3,239,776

GENERAL – 4.9%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), 7.00%, 7/01/26	11,750,000	14,426,650

Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), 8.00%, 12/01/29	25,000	28,046

TOTAL GENERAL		$14,454,696

GENERAL OBLIGATIONS – 9.7%

Chicago Park District, IL, GO, Unlimited Current Refunding, Ad Valorem Property Tax, (Series D)

5.00%, 1/01/26	1,250,000	1,404,250

5.00%, 1/01/27	3,455,000	3,872,537

Cook County, IL, GO Unlimited, Current Refunding, Ad Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,490,668

Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), Ad Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	7,040,000	8,189,562

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/25	3,065,000	3,424,341

State of Illinois, IL, GO Unlimited, Public Improvements, (Series B), 5.00%, 12/01/25	7,935,000	8,873,314

TOTAL GENERAL OBLIGATIONS		$28,254,672

POWER – 2.0%

Illinois Municipal Electric Agency, IL, Advance Refunding Revenue Bonds, (Series A),

5.00%, 2/01/23	3,200,000	3,583,488

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	83

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 2/01/25	$2,000,000	$2,362,800

TOTAL POWER		$5,946,288

SCHOOL DISTRICT – 0.4%

Kendall Kane & Will Counties Community Unit School District No 308, IL, GO Unlimited, Refunding Bonds, 5.50%, 2/01/22	1,100,000	1,205,303

TOTAL ILLINOIS		$55,656,712

INDIANA – 2.7%

DEVELOPMENT – 2.7%

Whiting City, IN, Current Refunding Revenue Bonds, (BP Products North America Inc. Project), 5.00%, 12/01/44Δ	6,500,000	7,809,425

TOTAL INDIANA		$7,809,425

KANSAS – 0.5%

OTHER TRANSPORTATION – 0.5%

State of Kansas Department of Transportation, KS, Revenue Bonds, (Series B), 5.00%, 9/01/33	1,220,000	1,451,044

TOTAL KANSAS		$1,451,044

KENTUCKY – 0.8%

LEASE – 0.8%

Kentucky State Property & Building Commission, KY, Revenue Bonds, (Project No. 119), 5.00%, 5/01/25	2,000,000	2,363,080

TOTAL KENTUCKY		$2,363,080

MASSACHUSETTS – 7.5%

AIRPORT – 0.6%

Massachusetts Port Authority, MA, Current Refunding Revenue Bonds, (Series A), 5.00%, 7/01/24	1,500,000	1,753,455

HIGHER EDUCATION – 1.7%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Series A), (Emerson College), 5.00%, 1/01/32	2,000,000	2,399,060

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Series L), (Simmons University)

5.00%, 10/01/30	1,180,000	1,457,501

5.00%, 10/01/31	1,000,000	1,224,010

TOTAL HIGHER EDUCATION		$5,080,571

HOSPITAL – 1.5%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 7/01/33	3,455,000	4,266,269

Description	Par Value	Value

HOUSING – 0.1%

Massachusetts Housing Finance Agency, MA, Multi Family Revenue Bonds, (Series B), 3.95%, 12/01/26	$190,000	$197,573

MEDICAL – 1.3%

Massachusetts Health & Educational Facilities Authority, MA, Refunding Revenue Bonds, (Partners Healthcare System), (Series F1), (AGM), 1.94%, 7/01/40Δ	2,500,000	2,500,000

Massachusetts Health & Educational Facilities Authority, MA, Refunding Revenue Bonds, (Partners Healthcare System), (Series F2), (AGM), 1.99%, 7/01/40Δ	175,000	175,000

Massachusetts Health & Educational Facilities Authority, MA, Revenue Bonds, (Partners Healthcare System), (Series G-2), (AGM), 1.66%, 7/01/42Δ	1,100,000	1,100,000

TOTAL MEDICAL		$3,775,000

STUDENT LOAN – 2.3%

Massachusetts Educational Financing Authority, MA, Current Refunding Revenue Bonds, (Issue J), 5.00%, 7/01/22	3,805,000	4,201,405

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 7/01/25	2,200,000	2,603,370

TOTAL STUDENT LOAN		$6,804,775

TOTAL MASSACHUSETTS		$21,877,643

MICHIGAN – 5.4%

DEDICATED TAX – 2.1%

Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	6,098,369

HOSPITAL – 1.5%

Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Healthcare Group), 5.00%, 5/15/30	2,055,000	2,420,954

Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series A), (Beaumont Health Credit Group), 5.00%, 8/01/31	1,655,000	1,898,583

TOTAL HOSPITAL		$4,319,537

WATER – 1.8%

Great Lakes Water Authority Sewage Disposal System Revenue, MI, Current Refunding Revenue Bonds, (Senior Lien Series B), 5.00%, 7/01/25	1,500,000	1,806,840

July 31, 2019 (unaudited)

84	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Great Lakes Water Authority Water Supply System Revenue, MI, Refunding Revenue Bonds, (Second Lien Bonds Series A), 5.00%, 7/01/25	$1,500,000	$1,797,420

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Series C), (LOC Government Loan Program), 5.00%, 7/01/34	1,450,000	1,677,099

TOTAL WATER		$5,281,359

TOTAL MICHIGAN		$15,699,265

MINNESOTA – 0.9%

HOUSING – 0.9%

Coon Rapids City, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), (FNMA COLL), 2.70%, 8/01/35	2,750,000	2,773,925

TOTAL MINNESOTA		$2,773,925

MISSOURI – 2.2%

HOSPITAL – 2.2%

Health & Educational Facilities Authority, MI, Current Refunding Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	5,425,000	6,445,931

TOTAL MISSOURI		$6,445,931

NEVADA – 0.8%

GENERAL OBLIGATION – 0.8%

North Las Vegas City, NV, GO, Limited Current Refunding, (BAM), 5.00%, 6/01/23	2,165,000	2,466,195

TOTAL NEVADA		$2,466,195

NEW JERSEY – 6.9%

HIGHER EDUCATION – 2.1%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,374,120

Gloucester County Improvement Authority, NJ, Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,218,850

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Series B), (Montclair State University), 5.00%, 7/01/30	1,000,000	1,205,300

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 7/01/31	1,000,000	1,212,700

TOTAL HIGHER EDUCATION		$6,010,970

LEASE – 3.3%

New Jersey Economic Development Authority, NJ, Advanced Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	6,805,000	7,733,951

Description	Par Value	Value

New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 9/01/24	$1,685,000	$1,941,625

TOTAL LEASE		$9,675,576

TRANSPORTATION – 1.5%

New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	1,645,000	1,934,931

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/28	2,135,000	2,594,495

TOTAL TRANSPORTATION		$4,529,426

TOTAL NEW JERSEY		$20,215,972

NEW YORK – 7.9%

AIRPORT – 1.1%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series), 5.00%, 9/15/31	2,500,000	3,089,900

DEDICATED TAX – 0.7%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 5/01/34	1,000,000	1,199,990

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-2), (AGM), 1.47%, 11/01/27Δ	625,000	625,000

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-3), (AGM), 1.47%, 11/01/27Δ	200,000	200,000

TOTAL DEDICATED TAX		$2,024,990

GENERAL OBLIGATIONS – 3.7%

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series C-4), (AGC), 1.75%, 10/01/27Δ	250,000	250,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series J), (Sub-Series J-2), (AGM), 1.55%, 6/01/36Δ	1,250,000	1,250,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series J), (Sub-Series J-3), (AGM), 1.99%, 6/01/36Δ	150,000	150,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Sub-Series C-3), (AGC), 1.47%, 10/01/21Δ	425,000	425,000

New York City, NY, GO Unlimited, Public Improvements, Ad Valorem Property Tax, (Sub-Series G-1), 5.00%, 4/01/25	5,790,000	6,384,633

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	85

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

New York City, NY, GO Unlimited, Public Improvements, Refunding Bonds, AD Valorem Property Tax, (Sub-Series C-4), (AGM), 1.79%, 1/01/32Δ	$250,000	$250,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-2), (AGM), 1.99%, 8/01/26Δ	800,000	800,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-3), (AGM), 1.55%, 8/01/26Δ	275,000	275,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-4), (AGM), 1.47%, 8/01/26Δ	675,000	675,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-5), (AGM), 1.47%, 8/01/26Δ	375,000	375,000

TOTAL GENERAL OBLIGATIONS		$10,834,633

HOUSING – 2.4%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	2,028,205

New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 5/01/59Δ	5,000,000	5,033,200

TOTAL HOUSING		$7,061,405

TOTAL NEW YORK		$23,010,928

NORTH CAROLINA – 0.6%

MEDICAL – 0.0%**

North Carolina Medical Care Commission, NC, Revenue Bonds, (First Mortgage), (Whitestone Project), (Series A), 6.25%, 3/01/21	25,000	26,264

POWER – 0.0%**

North Carolina Eastern Municipal Power Agency, NC, Revenue Bonds, (Series A), 6.40%, 1/01/21	70,000	73,191

TRANSPORTATION – 0.6%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 1/01/32	1,250,000	1,552,125

TOTAL NORTH CAROLINA		$1,651,580

OHIO – 2.6%

HOSPITAL – 1.1%

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health Systems), 5.00%, 1/01/24	2,715,000	3,155,644

HOUSING – 1.5%

Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 3/01/50	4,000,000	4,518,840

TOTAL OHIO		$7,674,484

Description	Par Value	Value

PENNSYLVANIA – 6.4%

DEDICATED TAX – 0.8%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	$2,000,000	$2,409,900

EDUCATION – 0.2%

Bucks County Industrial Development Authority, PA, Current Refunding Revenue Bonds, (George School Project)

5.00%, 9/15/32	180,000	229,559

5.00%, 9/15/33	125,000	158,830

5.00%, 9/15/34	130,000	164,571

TOTAL EDUCATION		$552,960

HIGHER EDUCATION – 1.3%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,204,690

Pennsylvania Higher Educational Facilities Authority, PA, Advanced Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,665,101

TOTAL HIGHER EDUCATION		$3,869,791

HOSPITAL – 0.6%

Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,640,000	1,835,390

LEASE – 0.4%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/01/34	1,000,000	1,210,240

MEDICAL – 0.1%

Dauphin County General Authority, PA, Revenue Bonds, (HAPSCO Group, Inc. Tax Loan Program-Western PA Hospital Project), (Series A), (NATL), 5.50%, 7/01/23	160,000	175,626

WATER – 3.0%

Commonwealth Financing Authority, PA, Revenue Bonds, (Series B), 5.00%, 6/01/27	1,500,000	1,637,355

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,933,200

TOTAL WATER		$8,570,555

TOTAL PENNSYLVANIA		$18,624,462

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%

Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,000,000	1,136,750

TOTAL RHODE ISLAND		$1,136,750

July 31, 2019 (unaudited)

86	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TENNESSEE – 1.0%

GENERAL OBLIGATIONS – 0.4%

Sumner County, TN, GO Unlimited, Public Improvements, 5.00%, 12/01/25	$1,000,000	$1,194,300

HOUSING – 0.6%

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, TN, Revenue Bonds, (Collateralized Multifamily Housing Bonds Hermitage Flats Apartments Project), 1.50%, 7/01/20	1,750,000	1,754,112

TOTAL TENNESSEE		$2,948,412

TEXAS – 10.9%

AIRPORT – 0.5%

Austin, TX, Airport System Revenue Bonds, (series B), 5.00%, 11/15/27	1,250,000	1,562,000

GENERAL OBLIGATIONS – 3.9%

Dallas, TX, GO, Refunding Revenue Notes, (Series A), 5.00%, 2/15/25	2,260,000	2,548,715

Prosper Independent School District, TX, GO Unlimited, School Building, (PSF-GTD), 5.00%, 2/15/26	1,000,000	1,227,190

State of Texas, TX, GO Unlimited, College Student Loan Bonds, 5.00%, 8/01/27	6,430,000	7,494,294

TOTAL GENERAL OBLIGATIONS		$11,270,199

HIGHER EDUCATION – 1.2%

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), (PSF-GTD)

5.00%, 8/15/27	1,000,000	1,249,660

5.00%, 8/15/29	1,000,000	1,260,610

5.00%, 8/15/31	835,000	983,471

TOTAL HIGHER EDUCATION		$3,493,741

HOSPITAL – 2.4%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospitals of Dallas), 5.00%, 10/01/25	6,110,000	6,995,278

HOUSING – 1.0%

Texas Department of Housing & Community Affairs, TX, Revenue Bonds, (Series A), (GNMA COLL), 4.00%, 3/01/50	2,735,000	3,054,557

MEDICAL – 0.8%

Coastal Bend Health Facilities Development Corp., TX, Refunding Revenue Bonds, (Christus Health), (Sub-Series B-2), (AGM), 1.47%, 7/01/31Δ	925,000	925,000

Description	Par Value	Value

Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, (Christus Health), (Series A-3), (AGM), 1.47%, 7/01/31Δ	$975,000	$975,000

Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, (Christus Health), (Series A-4), (AGM), 1.47%, 7/01/31Δ	575,000	575,000

TOTAL MEDICAL		$2,475,000

TRANSPORTATION – 1.1%

Central Texas Regional Mobility Authority, TX, Revenue Bonds, (Senior Lien), 5.00%, 1/01/33	1,470,000	1,769,836

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 8/15/32	1,225,000	1,390,706

TOTAL TRANSPORTATION		$3,160,542

TOTAL TEXAS		$32,011,317

UTAH – 2.3%

AIRPORT – 2.3%

Salt Lake City Corp., UT, Revenue Bonds, (Series A)

5.00%, 7/01/32	3,000,000	3,669,600

5.00%, 7/01/33	2,500,000	3,048,125

TOTAL AIRPORT		$6,717,725

TOTAL UTAH		$6,717,725

WASHINGTON – 1.5%

AIRPORT – 0.8%

Port of Seattle, WA, Refunding Revenue Bonds, (Series C), 5.00%, 4/01/26	2,000,000	2,340,460

HOSPITAL – 0.7%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital Medical Center, 5.00%, 7/01/33	1,750,000	2,124,587

TOTAL WASHINGTON		$4,465,047

TOTAL MUNICIPAL BONDS (COST $276,700,080)		$289,643,180

	Number of Shares

MONEY MARKET FUND – 5.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	14,491,099	$14,491,099

TOTAL MONEY MARKET FUND (COST $14,491,099)		$14,491,099

TOTAL INVESTMENTS – 103.9% (COST $291,191,179)		$304,134,279

OTHER LIABILITIES LESS ASSETS – (3.9%)		(11,303,269)

TOTAL NET ASSETS – 100.0%		$292,831,010

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	87

Wilmington Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$289,643,180	$—	$289,643,180

Money Market Fund	14,491,099	—	—	14,491,099

Total	$14,491,099	$289,643,180	$—	$304,134,279

^	7-Day net yield.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

LLC	Limited Liability Corporation

LOC	Line of Credit

NATL	National Public Finance Guarantee Corporation

OBG	Obligation

PSF-GTD	Permanent School Fund Guarantee

UPMC	University of Pittsburgh Medical Center

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

88

Wilmington New York Municipal Bond Fund

PORTFOLIOS OF INVESTMENTS

July 31, 2019 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.9%

NEW YORK – 97.9%

AIRPORT – 7.4%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,255,590

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 9/15/23	3,000,000	3,448,500

TOTAL AIRPORT		$4,704,090

DEDICATED TAX – 28.5%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 2/15/33	1,175,000	1,446,014

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series-C-2), (AGM), 1.47%, 11/01/27Δ	600,000	600,000

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series-C-3), (AGM), 1.47%, 11/01/27Δ	675,000	675,000

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 5/01/34	1,300,000	1,559,987

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Public Improvements, (Series B), 5.00%, 2/15/33	1,000,000	1,229,760

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, School Improvements, (Series C), 5.00%, 3/15/33	2,000,000	2,500,400

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,434,700

New York State Urban Development Corp., NY, Refunding Revenue Bonds, (Series D), 5.00%, 3/15/23	2,000,000	2,281,120

Sales Tax Asset Receivable Corp., NY, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/15/26	3,000,000	3,580,890

5.00%, 10/15/31	1,500,000	1,770,075

TOTAL DEDICATED TAX		$18,077,946

Description	Par Value	Value

GENERAL OBLIGATIONS – 11.4%

Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	$1,070,000	$1,183,730

Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM-TCRS), 5.00%, 4/01/26	1,000,000	1,233,570

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series C-4), (AGC), 1.75%, 10/01/27Δ	250,000	250,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series J), (Sub-Series J-3), (AGM), 1.99%, 6/01/36Δ	150,000	150,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Sub-Series C-3), (AGC), 1.47%, 10/01/21Δ	25,000	25,000

New York City, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series J), (Sub-Series J-2), (AGM), 1.55%, 6/01/36Δ	375,000	375,000

New York City, NY, GO Unlimited, Public Improvements, Refunding Bonds, AD Valorem Property Tax, (Sub-Series C-4), (AGM), 1.79%, 1/01/32Δ	250,000	250,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-2), (AGM), 1.99%, 8/01/26Δ	300,000	300,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-3), (AGM), 1.55%, 8/01/26Δ	25,000	25,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-4), (AGM), 1.47%, 8/01/26Δ	100,000	100,000

New York City, NY, GO, Advance Refunding, AD Valorem Property Tax, (Series C), 5.00%, 8/01/23	2,000,000	2,304,200

Onondaga County, NY, GO, Current Refunding, AD Valorem Property Tax, 5.00%, 2/01/25	840,000	1,018,013

TOTAL GENERAL OBLIGATIONS		$7,214,513

HIGHER EDUCATION – 24.0%

City of Albany Capital Resource Corp., NY, Refunding Revenue Bonds, Albany Law School of Union University Project

4.00%, 7/01/22	600,000	641,508

4.00%, 7/01/23	725,000	790,214

4.00%, 7/01/25	865,000	968,964

4.00%, 7/01/26	800,000	905,224

5.00%, 7/01/29	1,195,000	1,444,169

July 31, 2019 (unaudited)

PORTFOLIOS OF INVESTMENTS	89

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, The Culinary Institute of America, 5.00%, 7/01/32	$1,040,000	$1,263,693

Monroe County Industrial Development Corp., NY, University of Rochester Project, Advance Refunding Revenue Bonds, University & College Improvements, (Series B), 5.00%, 7/01/23	1,000,000	1,154,870

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, The Juilliard School, (Series A), 5.00%, 1/01/33	1,025,000	1,306,065

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Brooklyn Law School, (Series A), 5.00%, 7/01/33	1,200,000	1,487,040

New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 5/15/27	1,740,000	1,924,649

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 7/01/27	2,700,000	3,280,365

TOTAL HIGHER EDUCATION		$15,166,761

HOUSING – 3.2%

New York City, NY, Housing Development Corp., Revenue Bonds, Sustainable Neighborhood Bonds, 1.75%, 5/01/59Δ	2,000,000	2,013,280

LEASE – 6.7%

Erie County, NY, IDA, Advance Refunding Revenue Bonds, City School District of Buffalo Project, (State Aid Withholding), 5.00%, 5/01/30	2,000,000	2,478,940

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 5/01/32	1,435,000	1,746,151

TOTAL LEASE		$4,225,091

MEDICAL – 5.8%

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	2,000,000	2,333,540

New York State Dormitory Authority, NY,

Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 5/01/24	1,160,000	1,363,847

TOTAL MEDICAL		$3,697,387

Description	Par Value	Value

POWER – 1.9%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 9/01/25	$1,000,000	$1,217,070

STUDENT HOUSING – 1.9%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,227,670

TRANSPORTATION – 1.9%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	1,000,000	1,184,450

WATER & SEWER – 5.2%

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series HH), 5.00%, 6/15/28	1,150,000	1,390,327

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, Public Improvements, (Series EE), 5.00%, 6/15/28	1,595,000	1,877,411

TOTAL WATER & SEWER		$3,267,738

TOTAL NEW YORK		$61,995,996

TOTAL MUNICIPAL BONDS (COST $59,431,853)		$61,995,996

	Number of Shares

MONEY MARKET FUND – 1.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.22%^	814,326	$814,326

TOTAL MONEY MARKET FUND (COST $814,326)		$814,326

TOTAL INVESTMENTS – 99.2% (COST $60,246,179)		$62,810,322

OTHER ASSETS LESS LIABILITIES – 0.8%		495,695

TOTAL NET ASSETS – 100.0%		$63,306,017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2019 (unaudited)

90	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$61,995,996	$—	$61,995,996

Money Market Fund	814,326	—	—	814,326

Total	$814,326	$61,995,996	$—	$62,810,322

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

BAM-TCRS	Build America Mutual-Tax Credit Reporting Service

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

See Notes to Portfolios of Investments

July 31, 2019 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS	91

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 10 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 2 funds are presented in separate reports.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds utilize a Fair Value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value;

•	swap agreements are valued daily based upon the terms specific to each agreement with its counterparty; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Wilmington International Fund, the Wilmington Global Alpha Equities and the Wilmington Real Asset Fund may utilize International Fair Value Pricing (“IFVP”) which could result in certain equity securities being categorized as level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

July 31, 2019 (unaudited)

92	NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreements. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Centrally cleared swap agreements are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap agreement, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“variation margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps agreements - Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Wilmington Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.).

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or

July 31, 2019 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)	93

other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Wilmington Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The Wilmington Real Asset Fund also used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations, when present.

July 31, 2019 (unaudited)

94	NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations, when present.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Wilmington Real Asset Fund used interest rate options and options on swaps to enhance returns and manage interest rate risk, inflation risk, credit risk and volatility exposures. The Wilmington Real Asset Fund used foreign currency options as a short or long hedge against possible variations in foreign exchange rates or as a means to gain exposure to foreign currencies.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The Wilmington International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Wilmington Real Asset Fund and the Wilmington Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Wilmington Global Alpha Equities Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Wilmington Global Alpha Equities Fund also used equity index futures contracts to manage equity market net and gross exposure. The Wilmington Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Wilmington Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

July 31, 2019 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)	95

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At July 31, 2019, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund	$3,996,419	$3,996,419	$—
International Fund	16,789,758	16,789,758	—
Real Asset Fund	2,200,926	2,200,926	—
Diversified Income Fund	1,241,060	1,241,060	—
Broad Market Bond Fund	3,885,437	3,885,437	—
Intermediate-Term Bond Fund	1,042,659	1,042,659	—
Short-Term Bond Fund	1,518,010	1,518,010	—

(1) Collateral with a value of $4,146,694, $17,394,150, $2,254,027, $1,287,264, $4,019,960, $1,071,218 and $1,555,989, respectively, has been received in connection with securities lending transactions.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

TBA Commitments – “TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the TBA changes relative to our “basis” in the position prior to the settlement date. Unsettled TBAs are valued according to the procedures described in the section entitled “Investment Valuation.”

July 31, 2019 (unaudited)

96	NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

3. Other Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by the “Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended July 31, 2019 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/19	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value 7/31/19	Number of Shares 7/31/19	Dividend Income	Capital Gain Distributions
Wilmington Large-Cap Strategy Fund

Common Stock - 0.1%*

M&T Bank Corp.	$273,813	$—	$—	$—	$(9,370)	$264,443	1,610	$1,610	$—

*	As a percentage of Net Assets as of July 31, 2019.

4. CONCENTRATION OF RISK

Since Wilmington New York Municipal Bond Fund invests a substantial portion of assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

The Wilmington International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Wilmington Global Alpha Equities Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

The Wilmington Real Asset Fund maintains an asset allocation among the “real return” assets. The Advisor will allocate the assets to inflation-protected securities, real estate-related securities and commodity /natural resource-related securities. The allocations and/or actual holdings will vary over time.

5. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU”) which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each Fund’s financial statements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has elected to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

July 31, 2019 (unaudited)